UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08764

UBS PACE Select Advisors Trust
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York		10019-6114
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant's telephone number, including area code:		212-882 5000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2008

Item 1.  Schedule of Investments

UBS PACE Select Advisors Trust

UBS PACE Money Market Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face
	amount ($)	Value ($)
US government and agency obligations—23.43%
Federal Farm Credit Bank
2.280%, due 05/01/08(1)	4,000,000	3,999,780
2.330%, due 05/01/08(1)	5,500,000	5,500,000
Federal Home Loan Bank
2.945%, due 05/19/08(1)	8,000,000	8,000,000
4.885%, due 08/20/08	2,750,000	2,751,204
5.100%, due 09/19/08	4,500,000	4,508,080
2.070%, due 09/30/08(2)	5,000,000	4,956,300
4.500%, due 11/05/08	4,000,000	4,000,000
2.560%, due 02/13/09	2,750,000	2,763,064
2.310%, due 04/07/09	5,000,000	5,000,000
2.390%, due 04/30/09	5,000,000	5,000,000
Federal Home Loan Mortgage Corp.
4.165%, due 05/12/08(2)	5,000,000	4,993,637
2.816%, due 05/28/08(1)	10,000,000	9,994,893
1.990%, due 06/02/08(2)	3,000,000	2,994,693
2.536%, due 06/30/08(1)	2,000,000	1,999,469
1.680%, due 09/15/08(2)	8,000,000	7,948,853
4.300%, due 12/26/08	3,000,000	3,000,000
2.450%, due 04/09/09	2,500,000	2,500,000
Federal National Mortgage Association
2.450%, due 05/01/08(1)	7,000,000	7,000,000
2.665%, due 05/07/08(2)	10,000,000	9,995,558
2.380%, due 06/04/08(2)	10,000,000	9,977,522
2.110%, due 08/05/08(2)	5,000,000	4,971,867
US Treasury Bills
3.145%, due 06/12/08(2)	7,000,000	6,974,316
1.586%, due 09/11/08(2)	3,000,000	2,982,422
Total US government and agency obligations (cost—$121,811,658)		121,811,658

Certificates of deposit—19.41%
Banking-non-US — 13.73%
Bank of Montreal
3.100%, due 07/31/08	3,000,000	3,000,469
2.950%, due 08/19/08	5,000,000	5,000,000
Bank of Tokyo-Mitsubshi UFJ Ltd.
3.790%, due 05/15/08	5,000,000	5,000,000
2.670%, due 05/19/08	5,000,000	5,000,000
Barclays Bank PLC
5.200%, due 06/16/08	3,000,000	3,000,000
3.000%, due 07/25/08	5,000,000	5,000,000
3.020%, due 02/23/09	1,500,000	1,500,000
Credit Suisse First Boston
4.850%, due 05/27/08	5,000,000	5,000,000
4.230%, due 07/08/08	2,000,000	2,000,000
Deutsche Bank AG
2.155%, due 05/01/08(1)	4,000,000	4,000,000
2.809%, due 06/23/08(1)	5,000,000	5,000,000
Fortis Bank NV-SA
2.800%, due 05/05/08	3,000,000	3,000,000
2.760%, due 07/03/08	5,900,000	5,900,000
Natixis
5.365%, due 06/02/08	2,000,000	2,000,000
2.780%, due 06/16/08	3,000,000	3,000,000
Royal Bank of Scotland
3.750%, due 07/18/08	5,000,000	5,000,000
Svenska Handelsbanken
5.000%, due 10/09/08	9,000,000	9,000,000
		71,400,469

UBS PACE Select Advisors Trust

UBS PACE Money Market Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Certificates of deposit— (concluded)
Banking-US — 5.68%
Bank of America N.A.
3.000%, due 05/20/08	5,000,000	4,999,971
Citibank N.A.
2.490%, due 06/19/08	5,500,000	5,500,000
PNC Bank N.A.
3.190%, due 07/25/08	6,000,000	6,000,000
State Street Bank & Trust Co.
3.000%, due 05/28/08	5,000,000	5,000,000
US Bank N.A.
2.700%, due 09/15/08	3,000,000	3,000,000
Wachovia Bank N.A. (Charlotte)
2.910%, due 07/04/08(1)	5,000,000	5,000,000
		29,499,971
Total certificates of deposit (cost—$100,900,440)		100,900,440

Commercial paper(2)—27.10%
Asset backed-banking—0.48%
Atlantis One Funding
3.080%, due 05/14/08	2,500,000	2,497,219

Asset backed-miscellaneous — 5.76%
Atlantic Asset Securitization LLC
2.900%, due 05/27/08	5,000,000	4,989,528
Falcon Asset Securitization Corp.
2.850%, due 05/22/08	5,000,000	4,991,687
Jupiter Securitization Co. LLC
2.880%, due 05/20/08	5,000,000	4,992,400
Ranger Funding Co. LLC
2.880%, due 05/20/08	5,000,000	4,992,400
Variable Funding Capital Corp.
2.750%, due 05/01/08	5,000,000	5,000,000
Windmill Funding Corp.
2.850%, due 05/05/08	5,000,000	4,998,417
		29,964,432
Automobile OEM—0.96%
BMW US Capital LLC
2.160%, due 05/05/08	5,000,000	4,998,800

Banking-non-US — 1.92%
Banque et Caisse d’Epargne de L’Etat
2.610%, due 05/14/08	10,000,000	9,990,575

Banking-US — 11.03%
BNP Paribas Finance
3.007%, due 05/20/08	5,000,000	4,992,065

UBS PACE Select Advisors Trust

UBS PACE Money Market Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Commercial paper(2)— (concluded)
Banking-US— (concluded)
Danske Corp.
2.840%, due 05/22/08	5,000,000	4,991,716
3.050%, due 07/09/08(1)	5,000,000	5,000,000
		9,991,716
Dexia Delaware LLC
2.860%, due 07/23/08	5,000,000	4,967,030
HSBC USA, Inc.
2.670%, due 06/06/08	5,000,000	4,986,650
ING (US) Funding LLC
2.630%, due 05/05/08	5,000,000	4,998,539
2.960%, due 10/27/08	3,000,000	2,955,847
Kredietbank N.A. Finance Corp.
2.640%, due 05/02/08	2,500,000	2,499,817
Nordea N.A., Inc.
2.790%, due 06/27/08	10,000,000	9,955,825
Santander Central Hispano Finance Delaware, Inc.
2.620%, due 06/13/08	3,000,000	2,990,612
Societe General N.A., Inc.
2.895%, due 05/14/08	5,000,000	4,994,773
Toronto Dominion Holdings USA, Inc.
2.575%, due 05/15/08	4,000,000	3,995,994
		57,320,933
Diversified manufacturing—1.35%
United Technologies Corp.
2.130%, due 05/05/08	7,000,000	6,998,343

Energy-integrated—0.96%
Chevron Funding Corp.
2.200%, due 05/01/08	5,000,000	5,000,000

Finance-noncaptive diversified—1.33%
General Electric Capital Corp.
2.610%, due 11/06/08	7,000,000	6,904,083

Food — 1.07%
Nestle Capital Corp.
2.645%, due 08/21/08	3,000,000	2,975,314
Nestle Finance International Ltd.
2.800%, due 06/10/08	2,600,000	2,591,911
		5,567,225
Machinery-AG & construction—0.96%
Caterpillar Financial Services Corp.
2.170%, due 05/06/08	5,000,000	4,998,493

Pharmaceuticals — 1.28%
Pfizer, Inc.
4.410%, due 05/28/08	3,675,000	3,662,845
2.520%, due 08/25/08	3,000,000	2,975,640
		6,638,485
Total commercial paper (cost—$140,886,523)		140,886,523

UBS PACE Select Advisors Trust

UBS PACE Money Market Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Short-term corporate obligations—10.57%
Asset backed-securities — 2.13%
Dorada Finance, Inc.
2.393%, due 05/01/08(1),(3)	3,100,000	3,100,030
K2 (USA) LLC
5.400%, due 06/16/08(3)	3,000,000	3,000,000
2.673%, due 07/15/08(1),(3)	5,000,000	4,999,795
		11,099,825
Banking-non-US — 5.87%
BNP Paribas
4.032%, due 05/13/08(1)	3,000,000	3,000,000
HSBC Bank USA, Inc.
3.116%, due 07/14/08(1)	4,000,000	4,000,000
La Caja de Ahorros y Pensiones de Barcelona
2.920%, due 07/23/08(1),(3)	4,000,000	4,000,000
National Australia Bank Ltd.
2.706%, due 05/15/08(1),(3)	6,000,000	6,000,000
2.882%, due 06/06/08(1),(3)	3,500,000	3,500,000
Rabobank Nederland
2.900%, due 08/11/08(1),(3)	4,000,000	4,000,000
Societe Generale
2.703%, due 05/02/08(1),(3)	3,000,000	3,000,000
Westpac Banking Corp.
2.731%, due 05/06/08(1),(3)	3,000,000	3,000,000
		30,500,000
Finance-captive automotive — 1.78%
Toyota Motor Credit Corp.
2.270%, due 05/01/08(1)	3,250,000	3,250,000
2.570%, due 05/01/08(1)	3,000,000	3,000,000
2.698%, due 07/07/08(1)	3,000,000	3,000,047
		9,250,047
Finance-noncaptive diversified—0.79%
General Electric Capital Corp.
2.840%, due 06/16/08(1)	4,100,000	4,100,006
Total short-term corporate obligations (cost—$54,949,878)		54,949,878

Repurchase agreements—19.32%
Repurchase agreement dated 04/30/08 with Barclays Bank PLC, 1.950% due 05/01/08, collateralized by $25,016,000 Federal Home Loan Mortgage Corp. obligations, 6.000% due 09/19/16; (value—$25,500,643); proceeds: $25,001,354	25,000,000	25,000,000
Repurchase agreement dated 04/30/08 with Deutsche Bank Securities, 1.970% due 05/01/08, collateralized by $59,730,000 Federal Home Loan Bank obligations, 4.500% to 5.250% due 09/08/08 to 10/15/12, $14,329,000 Federal Home Loan Mortgage Corp. obligations, zero coupon due 05/30/08 and $1,550,000 Federal National Mortgage Association obligations, 5.000% due 02/26/18; (value—$76,500,989); proceeds: $75,004,104	75,000,000	75,000,000

UBS PACE Select Advisors Trust

UBS PACE Money Market Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Repurchase agreements— (concluded)
Repurchase agreement dated 04/30/08 with State Street Bank & Trust Co., 1.380% due 05/01/08, collateralized by $371,770 US Treasury Bonds, 6.000% to 8.125% due 08/15/21 to 02/15/26; (value—$459,366); proceeds: $450,017	450,000	450,000
Total repurchase agreements (cost—$100,450,000)		100,450,000
Total investments (cost — $518,998,499) — 99.83%		518,998,499
Other assets in excess of liabilities — 0.17%		893,151
Net assets (applicable to 519,849,742 shares of beneficial interest outstanding equivalent to $1.00 per share) — 100.00%		519,891,650

(1)	Variable rate security. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of April 30, 2008, and reset periodically.
(2)	Rates shown are the discount rates at date of purchase.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 6.66% of net assets as of April 30, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

OEM	Original Equipment Manufacturer

Issuer breakdown by country of origin

Percentage of total investments (%)
United States	74.7
Japan	3.7
United Kingdom	3.6
Germany	2.7
Switzerland	2.4
Australia	2.4
France	2.1
Luxembourg	1.9
Sweden	1.7
Belgium	1.7
Canada	1.5
Spain	0.8
Netherlands	0.8
Total	100.0

Weighted average maturity — 53 days

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2008.

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—12.95%
GNMA
5.500%, due 12/15/32	119,381	121,376
5.500%, due 07/15/33	922,384	937,230
5.500%, due 12/15/33	7,262,118	7,379,006
5.500%, due 01/15/34	2,442,231	2,480,516
5.500%, due 02/15/34	223,468	226,971
5.500%, due 03/15/34	452,667	459,762
5.500%, due 04/15/34	710,085	721,217
5.500%, due 05/15/34	758,577	770,470
5.500%, due 06/15/34	199,969	203,104
5.500%, due 07/15/35	667,230	677,418
5.500%, due 08/15/35	351,552	356,920
5.500%, due 10/15/35	3,941,615	4,000,941
5.500%, due 11/15/35	390,445	396,407
5.500%, due 12/15/35	8,040,645	8,163,415
5.500%, due 01/15/36	4,746,045	4,817,484
5.500%, due 03/15/38	2,510,359	2,547,392
6.000%, due 07/15/36	237,047	243,971
6.000%, due 07/15/37	5,212,037	5,362,726
6.000%, due 11/15/37	3,574,768	3,678,120
6.500%, due 08/15/36	856,906	890,405
6.500%, due 09/15/36	497,498	516,948
6.500%, due 10/15/36	103,871	107,932
6.500%, due 08/15/37	475,787	494,244
6.500%, due 09/15/37	1,885,767	1,958,922
7.500%, due 08/15/21	9,658	10,382
7.500%, due 09/15/23	1,077	1,159
8.000%, due 08/15/09	4,070	4,210
8.000%, due 02/15/23	2,642	2,888
8.250%, due 04/15/19	565,021	617,147
9.000%, due 08/15/09	46,811	46,952
10.500%, due 02/15/19	33,960	38,883
10.500%, due 06/15/19	40,961	46,900
10.500%, due 07/15/19	97,944	112,145
10.500%, due 07/15/20	4,156	4,691
10.500%, due 08/15/20	46,902	53,783
10.500%, due 09/15/20	3,899	4,477
11.500%, due 05/15/19	3,786	4,430
GNMA II
9.000%, due 04/20/25	30,819	33,765
9.000%, due 12/20/26	10,379	11,375
9.000%, due 01/20/27	13,600	14,910
9.000%, due 06/20/30	1,780	1,951
9.000%, due 07/20/30	12,960	14,212
9.000%, due 09/20/30	3,174	3,481
9.000%, due 10/20/30	8,920	9,782
9.000%, due 11/20/30	30,307	33,235
GNMA II ARM
5.125%, due 11/20/21	46,509	46,824
5.125%, due 11/20/22	85,522	85,996
5.125%, due 12/20/24	1,420	1,429
5.125%, due 10/20/25	45,058	45,277
5.125%, due 12/20/25	9,505	9,548
5.125%, due 10/20/26	28,994	29,183
5.125%, due 12/20/26	40,512	40,764
5.125%, due 11/20/27	123,493	123,917
5.125%, due 12/20/27	12,432	12,511
5.125%, due 10/20/29	30,668	30,857
5.125%, due 10/20/30	42,102	42,327
5.625%, due 07/20/17	17,827	18,023
5.625%, due 09/20/21	268,299	270,814
5.625%, due 08/20/25	53,996	54,461

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates— (concluded)
5.625%, due 09/20/25	62,436	62,960
5.625%, due 08/20/26	68,983	69,574
5.625%, due 09/20/26	10,140	10,242
5.625%, due 07/20/27	26,153	26,367
5.625%, due 08/20/27	63,359	63,985
5.625%, due 07/20/30	369,159	372,196
5.625%, due 08/20/30	292,670	295,466
6.250%, due 02/20/28	5,863	5,967
6.375%, due 04/20/18	25,358	25,775
6.375%, due 05/20/21	8,805	8,947
6.375%, due 06/20/22	221,747	224,766
6.375%, due 01/20/23	168,332	171,140
6.375%, due 03/20/23	79,465	80,871
6.375%, due 01/20/24	221,653	225,552
6.375%, due 04/20/24	221,215	224,175
6.375%, due 01/20/25	19,405	19,778
6.375%, due 02/20/25	46,181	47,005
6.375%, due 03/20/25	69,926	71,222
6.375%, due 05/20/25	169,731	172,288
6.375%, due 06/20/25	59,688	60,591
6.375%, due 03/20/26	39,586	40,277
6.375%, due 04/20/26	354,954	359,271
6.375%, due 06/20/26	175,696	177,881
6.375%, due 01/20/27	224,249	227,907
6.375%, due 02/20/27	30,054	30,629
6.375%, due 04/20/27	115,752	117,196
6.375%, due 01/20/28	27,465	27,952
6.375%, due 02/20/28	15,248	15,518
6.375%, due 04/20/30	80,952	82,013
6.375%, due 05/20/30	1,484,400	1,504,599
6.500%, due 01/20/18	247,156	253,592
6.500%, due 05/20/18	8,841	9,040
6.500%, due 06/20/19	61,764	63,464
6.500%, due 03/20/25	34,408	35,265
6.500%, due 06/20/30	26,227	26,648
GNMA TBA
5.000%, TBA	3,000,000	2,969,064
5.500%, TBA	21,500,000	21,775,458
6.000%, TBA	8,000,000	8,217,504
6.500%, TBA	3,000,000	3,112,500
Total government national mortgage association certificates (cost—$89,490,940)		90,680,231

Federal home loan mortgage corporation certificates—29.42%
FHLMC
5.000%, due 03/01/36	88,316	86,953
5.000%, due 04/01/36	184,822	181,968
5.000%, due 06/01/36	3,652,081	3,593,358
5.000%, due 11/01/36	14,245,110	14,025,140
5.500%, due 02/01/33	1,013,731	1,023,738
5.500%, due 03/01/33	579,235	584,952
5.500%, due 04/01/33	655,830	662,303
5.500%, due 05/01/33	770,320	777,924
5.500%, due 06/01/33	3,351,619	3,384,702
5.500%, due 10/01/33	780,769	788,476
5.500%, due 12/01/33	296,863	299,793
5.500%, due 03/01/34	136,457	137,719
5.500%, due 10/01/34	1,158,067	1,169,498
5.500%, due 12/01/34	755,208	762,190
5.500%, due 02/01/35	6,706,414	6,768,420
5.500%, due 05/01/35	219,230	221,017

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Federal home loan mortgage corporation certificates— (concluded)
5.500%, due 06/01/35	1,642,381	1,655,769
6.000%, due 07/01/08	159,171	161,676
7.000%, due 08/01/25	2,070	2,203
7.500%, due 10/01/17	4,369	4,737
8.000%, due 03/01/13	150,940	163,555
8.500%, due 05/01/16	12,520	12,793
9.000%, due 07/01/09	1,005	1,032
9.000%, due 02/01/10	3,992	4,164
9.000%, due 04/01/25	60,750	62,476
9.750%, due 11/01/16	21,626	22,393
10.500%, due 11/01/20	7,691	7,855
11.000%, due 05/01/11	5,380	5,459
11.000%, due 03/01/13	1,576	1,600
11.000%, due 07/01/15	2,399	2,496
11.000%, due 09/01/15	4,881	5,363
11.000%, due 10/01/15	955	1,010
11.000%, due 12/01/15	10,604	11,256
11.000%, due 04/01/19	5,430	6,389
11.000%, due 06/01/19	482	567
11.000%, due 08/01/20	68	78
11.000%, due 09/01/20	3,239	3,731
11.500%, due 05/01/10	4,673	4,747
11.500%, due 11/01/10	8,196	8,790
11.500%, due 09/01/14	1,361	1,450
11.500%, due 01/01/16	3,325	3,850
11.500%, due 01/01/18	11,310	13,098
11.500%, due 05/01/19	6,307	6,744
11.500%, due 06/01/19	22,143	26,221
FHLMC ARM
6.213%, due 10/01/29	23,221	24,035
6.342%, due 01/01/28	115,999	116,542
6.350%, due 11/01/25	485,380	491,498
6.597%, due 07/01/24	427,341	429,021
6.816%, due 10/01/23	242,754	246,890
6.852%, due 11/01/27	226,797	230,809
6.853%, due 12/01/29	231,058	233,780
6.908%, due 01/01/29	358,578	362,495
6.921%, due 04/01/29	469,757	471,460
6.934%, due 11/01/29	867,212	889,059
6.940%, due 07/01/28	339,255	341,505
7.097%, due 10/01/27	491,455	502,222
7.210%, due 06/01/28	648,894	657,726
7.234%, due 10/01/27	687,183	697,886
7.375%, due 01/01/30	40,202	40,191
FHLMC TBA
5.000%, TBA	61,900,000	60,681,313
5.500%, TBA	45,500,000	45,784,375
6.000%, TBA	55,900,000	57,175,191
Total federal home loan mortgage corporation certificates (cost—$205,998,058)		206,045,651

Federal housing administration certificates—0.25%
FHA GMAC
7.400%, due 02/01/21	588,507	588,507
7.480%, due 04/01/19	56,636	55,503
FHA Reilly
6.896%, due 07/01/20	1,096,247	1,096,247
Total federal housing administration certificates (cost—$1,746,378)		1,740,257

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates—77.06%
FNMA
4.500%, due 02/01/20	1,221,768	1,210,529
4.500%, due 04/01/20	2,728,427	2,706,782
4.500%, due 09/01/20	911,384	905,279
4.500%, due 10/01/20	31,349	31,061
4.500%, due 12/01/21	26,506	26,199
4.500%, due 03/01/22	892,115	881,767
4.500%, due 05/01/22	30,935	30,576
4.500%, due 06/01/22	846,549	836,730
4.500%, due 07/01/22	4,537,593	4,484,960
5.000%, due 09/01/17(1)	32,300	32,670
5.000%, due 10/01/17(1)	1,546,024	1,563,689
5.000%, due 05/01/18(1)	868,130	877,235
5.000%, due 06/01/18(1)	17,626	17,826
5.000%, due 07/01/18(1)	23,872	24,123
5.000%, due 08/01/18(1)	396,191	400,347
5.000%, due 10/01/18(1)	1,309,148	1,322,879
5.000%, due 11/01/18(1)	6,709,360	6,779,731
5.000%, due 12/01/18(1)	134,067	135,473
5.000%, due 02/01/19(1)	6,933,243	6,997,294
5.000%, due 04/01/19(1)	1,870,244	1,887,522
5.000%, due 05/01/19(1)	593,397	598,879
5.000%, due 06/01/19(1)	1,399,098	1,412,237
5.000%, due 07/01/19(1)	9,048,956	9,132,640
5.000%, due 08/01/19(1)	2,348,750	2,370,448
5.000%, due 09/01/19(1)	40,636	41,012
5.000%, due 10/01/19(1)	1,228,518	1,239,867
5.000%, due 12/01/19(1)	1,635,808	1,650,920
5.000%, due 01/01/20(1)	2,782,324	2,804,974
5.000%, due 02/01/20(1)	3,626,299	3,655,263
5.000%, due 03/01/20(1)	947,551	954,862
5.000%, due 04/01/20(1)	4,168,280	4,200,871
5.000%, due 05/01/20(1)	41,652	41,972
5.000%, due 06/01/20(1)	40,645	40,957
5.000%, due 07/01/20(1)	1,422,133	1,433,049
5.000%, due 08/01/20(1)	3,351,791	3,377,518
5.000%, due 09/01/20(1)	1,257,727	1,267,381
5.000%, due 10/01/20(1)	25,511,203	25,707,022
5.000%, due 02/01/21(1)	163,357	164,611
5.000%, due 12/01/33	31,858,144	31,411,512
5.000%, due 08/01/35	287,686	283,113
5.000%, due 09/01/35	278,688	274,258
5.000%, due 10/01/35	30,504,607	30,019,755
5.000%, due 02/01/36	48,719,393	47,945,027
5.500%, due 05/01/14	4,977	5,101
5.500%, due 06/01/17	195,226	197,495
5.500%, due 01/01/18	14,069	14,410
5.500%, due 11/01/18	481,917	493,598
5.500%, due 07/01/19	81,509	83,332
5.500%, due 06/01/20	85,803	87,615
5.500%, due 07/01/20	86,730	88,561
5.500%, due 10/01/20	81,781	83,508
5.500%, due 12/01/20	29,828	30,458
5.500%, due 01/01/21	164,132	167,369
5.500%, due 02/01/21	310,179	316,243
5.500%, due 03/01/21	1,161,413	1,184,120
5.500%, due 04/01/21	807,115	822,896
5.500%, due 05/01/21	341,578	348,256
5.500%, due 06/01/21	1,494,611	1,523,832
5.500%, due 07/01/21	979,835	999,028
5.500%, due 08/01/21	1,439,490	1,467,633
5.500%, due 10/01/21	1,323,531	1,350,436

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates— (continued)
5.500%, due 11/01/21	2,526,333	2,575,726
5.500%, due 12/01/21	1,536,200	1,566,233
5.500%, due 02/01/22	696,467	710,084
5.500%, due 03/01/22	5,328,220	5,431,258
5.500%, due 04/01/22	867,907	884,691
5.500%, due 05/01/22	3,078,139	3,137,665
5.500%, due 06/01/22	1,144,711	1,166,848
5.500%, due 07/01/22	8,473,405	8,637,265
5.500%, due 08/01/22	6,984,281	7,119,345
5.500%, due 09/01/22	3,072,561	3,131,980
5.500%, due 10/01/22	2,555,113	2,604,525
5.500%, due 02/01/32(1)	93,536	94,518
5.500%, due 11/01/32(1)	1,749,069	1,765,787
5.500%, due 01/01/33(1)	879,792	888,201
5.500%, due 02/01/33(1)	500,269	504,738
5.500%, due 06/01/33(1)	161,652	163,096
5.500%, due 09/01/33(1)	547,249	552,137
5.500%, due 10/01/33(1)	880,213	888,077
5.500%, due 11/01/33(1)	221,394	223,373
5.500%, due 12/01/33(1)	889,263	897,207
5.500%, due 01/01/34(1)	312,888	315,684
5.500%, due 04/01/34(1)	826,351	833,216
5.500%, due 07/01/34(1)	534,151	538,922
5.500%, due 01/01/35(1)	405,699	408,626
5.500%, due 04/01/35(1)	3,347,951	3,372,105
5.500%, due 05/01/35(1)	5,763,781	5,805,364
5.500%, due 01/01/36(1)	760,755	766,243
5.500%, due 02/01/36(1)	774,154	779,739
5.500%, due 03/01/36(1)	21,762,245	22,147,836
5.500%, due 04/01/36(1)	871,549	877,429
5.500%, due 07/01/36(1)	359,642	362,068
5.500%, due 12/01/36(1)	18,263,674	18,386,875
5.500%, due 02/01/37(1)	3,266,541	3,288,576
5.500%, due 03/01/37(1)	4,999,997	5,032,662
6.000%, due 01/01/32	142,583	146,822
6.000%, due 04/01/32	156,999	161,471
6.000%, due 09/01/32	152,092	156,424
6.000%, due 10/01/32	134,572	138,404
6.000%, due 01/01/33	335,803	345,367
6.000%, due 02/01/33	269,580	276,921
6.000%, due 06/01/33	370,191	380,271
6.000%, due 07/01/33	212,100	217,876
6.000%, due 10/01/33	212,350	218,132
6.000%, due 11/01/33	598,307	614,599
6.000%, due 02/01/34	2,161,885	2,220,754
6.000%, due 05/01/34	135,937	139,426
6.000%, due 09/01/34	400,817	411,105
6.000%, due 01/01/35	935,722	959,290
6.000%, due 02/01/35	787,279	806,655
6.000%, due 04/01/35	9,624	9,854
6.000%, due 05/01/35	867,458	888,333
6.000%, due 06/01/35	469,593	481,896
6.000%, due 07/01/35	1,852,524	1,896,891
6.000%, due 08/01/35	543,366	556,380
6.000%, due 09/01/35	749,344	767,290
6.000%, due 10/01/35	255,185	261,296
6.000%, due 11/01/35	867,719	888,500
6.000%, due 01/01/36	598,752	613,091
6.000%, due 04/01/36	1,277,328	1,307,321
6.000%, due 08/01/36	773,984	792,157
6.000%, due 09/01/36	4,528,277	4,634,604

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates— (continued)
6.000%, due 10/01/36	426,786	436,807
6.000%, due 11/01/36	1,002,645	1,026,188
6.000%, due 12/01/36	4,384,702	4,487,659
6.000%, due 01/01/37	10,823,138	11,077,272
6.000%, due 03/01/37	3,587,122	3,670,587
6.000%, due 04/01/37	2,471,544	2,529,053
6.000%, due 05/01/37	1,944,076	1,989,512
6.000%, due 06/01/37	765,115	782,918
6.000%, due 07/01/37	2,808,017	2,873,428
6.000%, due 09/01/37	244,697	250,390
6.000%, due 10/01/37	24,086,025	24,646,463
6.000%, due 11/01/37	18,090,878	18,511,816
6.000%, due 12/01/37	12,638,746	12,932,826
6.000%, due 01/01/38	3,685,654	3,771,412
6.500%, due 09/01/12	9,905	10,297
6.500%, due 12/01/12	19,998	20,789
6.500%, due 01/01/13	3,796	3,947
6.500%, due 02/01/13	22,655	23,552
6.500%, due 03/01/13	34,914	36,297
6.500%, due 04/01/13	3,561	3,702
6.500%, due 06/01/13	58,500	60,830
6.500%, due 07/01/13	12,033	12,511
6.500%, due 08/01/13	13,337	13,868
6.500%, due 09/01/13	74,103	77,055
6.500%, due 10/01/13	24,879	25,870
6.500%, due 11/01/13	49,480	51,450
6.500%, due 07/01/19	134,611	140,811
6.500%, due 04/01/26	7,833	8,196
6.500%, due 03/01/29	82,493	86,183
6.500%, due 05/01/29	193,191	201,893
6.500%, due 10/01/36	1,579,616	1,636,451
6.500%, due 03/01/37	9,777,668	10,127,396
6.500%, due 09/01/37	9,815,522	10,166,604
6.500%, due 10/01/37	113,179	117,227
6.500%, due 12/01/37	32,308,910	33,464,538
6.500%, due 02/01/38	199,930	207,081
7.500%, due 06/01/24	2,283	2,468
7.500%, due 07/01/24	4,558	4,926
7.500%, due 08/01/24	32,638	35,274
7.500%, due 12/01/24	2,551	2,757
7.500%, due 06/01/25	12,032	13,006
7.500%, due 07/01/25	5,973	6,456
7.500%, due 10/01/26	16,136	17,439
7.500%, due 11/01/26	30,104	32,516
8.000%, due 11/01/26	47,892	51,892
8.500%, due 09/01/25	155,375	169,562
9.000%, due 05/01/09	23,063	23,269
9.000%, due 10/01/19	71,639	78,465
9.000%, due 02/01/26	36,564	40,222
9.250%, due 04/01/10	10,160	10,269
9.250%, due 05/01/14	6,450	6,646
9.250%, due 12/01/15	3,033	3,066
9.500%, due 12/01/09	2,414	2,504
10.000%, due 08/01/19	39,374	44,956
10.500%, due 02/01/12	1,060	1,149
10.500%, due 07/01/13	1,911	1,939
10.500%, due 09/01/15	17,380	19,560
10.500%, due 11/01/15	16	17
10.500%, due 08/01/20	2,607	2,867
10.500%, due 09/01/21	1,592	1,632
10.500%, due 04/01/22	5,802	6,269

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates— (concluded)
11.000%, due 07/01/13	4,071	4,242
11.000%, due 10/01/15	8,236	8,955
11.000%, due 11/01/15	24,364	25,391
11.000%, due 01/01/16	5,573	5,808
11.000%, due 02/01/16	3,823	3,985
11.000%, due 03/01/16	1,777	1,852
11.000%, due 05/01/20	2,839	3,034
FNMA ARM
5.645%, due 07/01/30	29,438	30,035
5.723%, due 03/01/44	1,233,160	1,243,302
6.139%, due 05/01/30	134,196	137,430
6.351%, due 11/01/23	7,133	7,220
6.359%, due 02/01/26	80,791	81,738
6.473%, due 02/01/30	93,747	94,681
6.510%, due 10/01/26	1,281,246	1,295,477
6.672%, due 09/01/15	159,508	160,429
6.824%, due 12/01/27	80,873	82,410
7.026%, due 03/01/25	544,619	557,802
7.095%, due 09/01/26	77,423	78,384
7.255%, due 02/01/29	8,723	8,792
FNMA TBA
4.500%, TBA	14,000,000	13,820,632
5.000%, TBA	9,000,000	8,839,692
5.500%, TBA	10,000,000	10,181,250
6.000%, TBA	3,700,000	3,782,096
6.500%, TBA	16,000,000	16,555,008
Total federal national mortgage association certificates (cost—$531,464,800)		539,665,590

Collateralized mortgage obligations—6.83%
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4
5.414%, due 09/10/47	1,700,000	1,667,041
Bear Stearns Commercial Mortgage Securities Inc.,
Series 2005-PW10, Class A4
5.405%, due 12/11/40	8,000,000	8,005,344
Series 2006-PW13, Class A4
5.540%, due 09/11/41	5,600,000	5,539,301
Chevy Chase Funding LLC, Series 2004-1, Class A1
3.175%, due 01/25/35(2),(3)	381,593	273,757
Chevy Chase Mortgage Funding Corp., Series 2007-2A, Class A1
3.025%, due 05/25/48(2),(3)	2,495,336	2,020,841
Countrywide Alternative Loan Trust, Series 2006-0A2, Class A1
3.010%, due 05/20/46(3)	5,142,096	3,992,911
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3
5.467%, due 09/15/39	5,100,000	5,007,402
Federal Agricultural Mortgage Corp. ARM, Series 2002, Class AA1
7.864%, due 04/25/11	659,071	704,659
FHLMC REMIC,
Series 0023, Class KZ
6.500%, due 11/25/23	114,710	119,663
Series 0159, Class H
4.500%, due 09/15/21	28,370	28,320
Series 1003, Class H
3.500%, due 10/15/20(3)	142,667	141,925
Series 1349, Class PS
7.500%, due 08/15/22	5,948	6,380
Series 1502, Class PX
7.000%, due 04/15/23	902,081	934,858
Series 1534, Class Z
5.000%, due 06/15/23	451,295	454,783
Series 1573, Class PZ
7.000%, due 09/15/23	156,511	167,611
Series 1658, Class GZ
7.000%, due 01/15/24	76,126	79,423

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations— (concluded)
Series 1694, Class Z
6.500%, due 03/15/24	486,511	506,502
Series 1775, Class Z
8.500%, due 03/15/25	14,935	15,850
Series 2411, Class FJ
3.066%, due 12/15/29(3)	112,743	110,507
FNMA REMIC,
Trust 1987-002, Class Z
11.000%, due 11/25/17	416,181	483,547
Trust 1988-007, Class Z
9.250%, due 04/25/18	339,905	367,466
Trust 1992-074, Class Z
8.000%, due 05/25/22	2,554	2,642
Trust 1992-129, Class L
6.000%, due 07/25/22	22,031	22,755
Trust 1992-158, Class ZZ
7.750%, due 08/25/22	60,002	65,046
Trust 1993-037, Class PX
7.000%, due 03/25/23	872,733	923,410
Trust 1993-240, Class Z
6.250%, due 12/25/13	3,535	3,640
Trust 1993-250, Class Z
7.000%, due 12/25/23	33,757	35,053
Trust 2007-114, Class A6
3.095%, due 10/27/37(3)	5,000,000	4,579,500
Trust G92-040, Class ZC
7.000%, due 07/25/22	80,067	85,147
Trust G94-006, Class PJ
8.000%, due 05/17/24	102,689	109,890
GNMA REMIC, Trust 2000-009, Class FH
3.213%, due 02/16/30(3)	80,715	80,073
Indymac Index Mortgage Loan Trust, Series 2005-AR2, Class 2A1A
3.215%, due 02/25/35(3)	1,821,543	1,467,981
Sequoia Mortgage Trust, Series 5, Class A
3.150%, due 10/19/26(3)	770,634	700,716
Small Business Administration, Series 2000-10, Class B1
7.449%, due 08/01/10	149,413	153,510
Structured ARM Loan, Series 2007-4, Class 1A2
3.115%, due 05/25/37	4,382,780	3,420,425
Structured Asset Mortgage Investments Inc., Series 2006-AR3, Class 11A1
3.105%, due 04/25/36(3)	2,599,308	2,005,455
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 2A
4.042%, due 09/25/33(3)	1,883,680	1,790,549
Washington Mutual, Series 2003-R1, Class A1
3.435%, due 12/25/27(3)	1,940,350	1,753,920
Total collateralized mortgage obligations (cost—$51,549,123)		47,827,803

Asset-backed securities—3.95%
American Express Credit Account Master Trust, Series 2008-3. Class A
3.668%, due 08/15/12(3)	5,000,000	5,023,362
Bank of America Credit Card Trust, Series 2008-A5, Class A5
4.095%, due 12/16/13(3)	7,000,000	7,000,000
Citibank Omni Master Trust, Series 2007-A9A, Class A9
3.900%, due 12/23/13(2),(3)	5,400,000	5,321,140
Conseco Finance Securitizations Corp., Series 2000-5, Class M1
8.400%, due 02/01/32(4),(5)	199,446	9,437
EMC Mortgage Loan Trust, Series 2003-A, Class A2
3.645%, due 08/25/40(2),(3)	464,229	401,414
Green Tree Financial Corp., Series 1998-2, Class A5
6.240%, due 11/01/16	79,531	80,728

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities— (concluded)
Long Beach Mortgage Loan Trust, Series 2006-WL1, Class 2A1
2.985%, due 01/25/36(3)	5,367	5,352
Renaissance Home Equity Loan Trust, Series 2003-2, Class A
3.335%, due 08/25/33(3)	511,063	448,587
Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1
2.975%, due 06/25/37(3)	8,039,657	7,718,866
Specialty Underwriting & Residential Financing,
Series 2003-BC1, Class A
3.575%, due 01/25/34(3)	57,784	55,183
Series 2006-BC1, Class A2A
2.975%, due 12/25/36(3)	154,712	153,989
Wells Fargo Home Equity Trust, Series 2005-2, Class AII2
3.135%, due 10/25/35(2),(3)	1,486,447	1,452,029
Total asset-backed securities (cost—$28,395,052)		27,670,087

Stripped mortgage-backed securities—0.10%
FHLMC REMIC,
Series 0013, Class B
7.000%, due 06/25/23(4),(5)	312,063	63,108
Series 1554, Class I
6.500%, due 08/15/08(4),(5)	1,072	5
Series 2136, Class GD
7.000%, due 03/15/29(4),(5)	23,090	6,250
Series 2178, Class PI
7.500%, due 08/15/29(4),(5)	122,158	34,578
Hilton Hotel Pool Trust, Series 2000-HLTA, Class X
0.598%, due 10/03/15(2),(6)	38,148,797	559,620
Total stripped mortgage-backed securities (cost—$657,053)		663,561

Repurchase agreement—5.85%
Repurchase agreement dated 04/30/2008 with State Street Bank & Trust Co., 1.380% due 05/01/08, collateralized by $31,965,000 US Treasury Bonds, 7.125% due 02/15/23; (value—$41,775,059); proceeds: $40,953,570 (cost—$40,952,000)	40,952,000	40,952,000
Total investments before investments sold short (cost — $950,253,404)(7)— 136.41%		955,245,180

Investments sold short—(11.03)%
FNMA TBA
5.000%, TBA	(5,000,000)	(5,025,000)
5.500%, TBA	(71,800,000)	(72,181,402)
Total investments sold short (proceeds—$76,796,344) — (11.03)%		(77,206,402)
Liabilities in excess of other assets — (25.38)%		(177,751,522)
Net assets — 100.00%		700,287,256

(1)	Entire amount pledged as collateral for investments sold short.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities, which represent 1.43% of net assets as of April 30, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)	Floating rate security. The interest rate shown is the current rate as of April 30, 2008.
(4)

Interest Only Security.  This security entitles the holder to receive interest payments from an underlying pool of mortgages.  The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

(5)	Illiquid security. These securities represent 0.37% of net assets as of April 30, 2008.
(6)	Variable rate security. The interest rate shown is the current rate as of April 30, 2008.
(7)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2008 were $11,022,058 and $6,030,282, respectively, resulting in net unrealized appreciation of investments of $4,991,776.

ARM	Adjustable Rate Mortgage. The interest rate shown is the current rate as of April 30, 2008.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
OTC	Over The Counter
REMIC	Real Estate Mortgage Investment Conduit
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date.  The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Futures contracts(8)

Number of		Expiration		Current	Unrealized
contracts	Buy contracts	dates	Cost ($)	Value ($)	depreciation ($)
372	90 Day Euro Dollar Futures	March 2009	90,837,750	90,205,350	(632,400)
24	US Treasury Note 10 Year Futures	June 2008	2,866,875	2,779,500	(87,375)
			93,704,625	92,984,850	(719,775)

(8)	Restricted cash of $320,000 has been delivered as initial margin for futures contracts.

Interest rate swaps(5)

Notional			Rate type					Unrealized
amount		Termination	Payments made	Payments received		Upfront payments		appreciation
(000)		dates	by the Portfolio (%)	by the Portfolio (%)		received ($)	Value ($)	(depreciation) ($)
USD	3,000	12/15/15	5.000%	2.850	%(9)	150	(165,008)	(164,858)
USD	12,200	06/18/18	5.000%	2.850	%(9)	339,590	(589,690)	(250,100)
USD	19,000	06/18/18	5.000%	2.850	%(9)	569,441	(918,370)	(348,929)
USD	21,000	06/18/18	5.000%	2.850	%(9)	344,225	(1,015,041)	(670,816)
USD	23,600	06/18/18	5.000%	2.850	%(9)	120,360	(1,140,713)	(1,020,353)
						1,373,766	(3,828,822)	(2,455,056)

(9)	Rate based on 3 Month LIBOR (London Interbank Offered Rate).

USD	US Dollar

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2008.

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount(1) ($)	Value ($)
US government obligations—10.55%
US Treasury Bonds
4.375%, due 02/15/38(2)	3,095,000	3,034,793
5.000%, due 05/15/37	2,350,000	2,546,813
US Treasury Inflation Index Bonds (TIPS)
2.375%, due 01/15/27	1,443,241	1,517,658
US Treasury Notes
2.000%, due 02/28/10(2)	36,825,000	36,661,018
2.500%, due 03/31/13	6,900,000	6,732,889
3.500%, due 02/15/18	700,000	683,484
Total US government obligations (cost—$51,482,524)		51,176,655

Government national mortgage association certificate—0.20%
GNMA II ARM
4.750%, due 06/20/34 (cost—$968,557)	987,772	992,710

Federal home loan mortgage corporation certificates—2.76%
FHLMC
5.000%, due 08/01/20	137,678	138,821
5.000%, due 09/01/20	604,544	609,563
5.000%, due 10/01/20	793,633	800,221
5.000%, due 11/01/20	637,399	642,690
5.000%, due 12/01/20(3)	6,094,103	6,144,689
5.000%, due 01/01/21	859,766	866,262
5.000%, due 03/01/21	128,374	129,277
5.000%, due 04/01/21(3)	2,787,239	2,807,012
5.000%, due 05/01/21	190,946	192,290
FHLMC ARM
4.171%, due 12/01/34	1,036,558	1,056,601
Total federal home loan mortgage corporation certificates (cost—$12,915,871)		13,387,426

Federal national mortgage association certificates—7.25%
FNMA
4.000%, due 01/26/09	1,915,000	1,934,108
4.625%, due 05/01/13	845,000	847,415
5.000%, due 08/01/35(3)	6,717,222	6,610,455
5.250%, due 08/01/12	1,460,000	1,513,345
5.500%, due 12/01/32(3)	5,935,330	5,992,060
5.500%, due 07/01/34(3)	5,741,131	5,788,829
5.500%, due 09/01/36(3)	5,012,955	5,057,737
FNMA ARM
3.850%, due 06/01/34	971,890	974,213
3.999%, due 04/01/34	1,372,885	1,415,090
4.653%, due 07/01/35	4,732,710	4,754,000
5.465%, due 08/01/32	272,855	278,681
Total federal national mortgage association certificates (cost—$34,591,934)		35,165,933

Collateralized mortgage obligations—27.16%
Banc of America Commercial Mortgage, Inc.,
Series 2000-1, Class A2A
7.333%, due 11/15/31(4)	2,439,797	2,502,892
Series 2001-1, Class A2
6.503%, due 04/15/36	1,779,385	1,838,071
Series 2002-PB2, Class A4
6.186%, due 06/11/35	2,145,000	2,229,026
Bear Stearns Alternative Loan Trust-A Trust, Series 2004-13, Class A1
3.265%, due 06/25/34(5)	769,997	624,967
Bear Stearns ARM Trust, Series 2004-5, Class 2A
3.988%, due 07/25/34	2,423,333	2,347,848

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount(1) ($)	Value ($)
Collateralized mortgage obligations— (continued)
Bear Stearns Commercial Mortgage Securities
Series 2003-T12, Class A4
4.680%, due 08/13/39	2,400,000	2,366,652
Series 2007-PW17, Class A4
5.694%, due 06/11/50	2,075,000	2,043,354
Chase Commercial Mortgage Securities Corp., Series 1999-2, Class A2
7.198%, due 01/15/32	1,883,526	1,941,482
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4
5.886%, due 11/15/44(5)	925,000	922,627
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A
5.343%, due 08/25/35	813,579	735,399
Countrywide Alternative Loan Trust, Series 2006-0A10, Class 1A1
5.036%, due 08/25/46(5)	516,367	431,786
Countrywide Home Loans, Series 2006-0A5, Class 2A1
3.095%, due 04/25/46(5)	579,272	454,221
Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1
6.000%, due 10/25/21	878,192	790,099
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A1B
6.480%, due 05/17/40	69,817	69,814
CWCapital COBALT, Series 2007-C3, Class A4
6.015%, due 06/25/17(5)	1,680,000	1,678,281
FHLMC REMIC,
Trust 2626, Class NA
5.000%, due 06/15/23	2,589,264	2,634,019
Trust 2643, Class LC
4.500%, due 07/15/18	1,680,000	1,660,325
Trust 2772, Class DW
4.500%, due 06/15/17	1,954,482	1,969,651
Trust 2964, Class NA
5.500%, due 02/15/26	1,282,141	1,304,559
Trust 3154, Class PJ
5.500%, due 03/15/27	2,172,936	2,217,539
Trust 3159, Class TA
5.500%, due 11/15/26	1,809,117	1,846,638
Trust 3162, Class OA
6.000%, due 10/15/26	2,470,577	2,527,167
Trust 3184, Class LA
6.000%, due 03/15/28	1,988,743	2,028,918
Trust 3200, Class AD
5.500%, due 05/15/29	6,160,138	6,256,684
Trust 3303, Class PA
5.500%, due 01/15/22	3,240,000	3,317,791
Trust 3342, Class FK
3.146%, due 07/15/37(5)	2,470,631	2,431,546
First Horizon Alternative Mortgage Securities, Series 2006-FA2, Class 1A5
6.000%, due 05/25/36	2,545,140	2,436,633
First Union-Lehman Brothers-Bank of America, Series 1998-C2, Class A2
6.560%, due 11/18/35	35,956	35,885
First Union National Bank Commercial Mortgage Trust,
Series 2001-C2, Class A2
6.663%, due 01/12/43	3,180,000	3,305,049
Series 2001-C3, Class A3
6.423%, due 08/15/33	2,948,155	3,047,915
FNMA REMIC,
Trust 2004-25, Class PA
5.500%, due 10/25/30	1,894,285	1,921,311
Trust 2004-36, Class BS
5.500%, due 11/25/30	1,382,886	1,407,023
Trust 2005-47, Class PA
5.500%, due 09/25/24	1,615,191	1,634,325
Trust 2005-57, Class PA
5.500%, due 05/25/27	939,343	956,146
Trust 2005-109, Class PV
6.000%, due 10/25/32	1,984,688	2,041,095
Trust 2006-26, Class QA
5.500%, due 06/25/26	1,805,419	1,836,791

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount(1) ($)	Value ($)
Collateralized mortgage obligations— (continued)
Trust 2006-62, Class TA
5.500%, due 06/25/28	668,146	681,215
Trust 2007-57, Class FA
3.125%, due 06/25/37(5)	1,236,179	1,203,592
GMAC Commercial Mortgage Securities, Inc.,
Series 1999-C3, Class A2
7.179%, due 08/15/36	1,256,945	1,288,473
Series 2000-C3, Class A2
6.957%, due 09/15/35	2,831,489	2,949,865
Series 2001-C1, Class A2
6.465%, due 04/15/34	2,498,517	2,582,149
Series 2005-C1, Class AM
4.754%, due 05/10/43	1,650,000	1,552,763
Goldman Sachs Mortgage Securities Corp. II, Series 2005-GG4, Class A4A
4.751%, due 07/10/39	700,000	676,696
Greenwich Capital Commercial Funding Corp.,
Series 2007-GC9, Class A4
5.444%, due 03/10/39	5,825,000	5,664,737
Series 2007-GG11, Class A4
5.736%, due 12/10/49	3,975,000	3,926,143
Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A
3.010%, due 11/19/36(5)	1,014,916	798,014
JPMorgan Chase Commercial Mortgage Securities,
Series 2004-CBX, Class A4
4.529%, due 01/12/37	2,090,000	2,054,817
Series 2006-LDP8, Class A4,
5.399%, due 05/15/45	385,000	376,540
JPMorgan Mortgage Trust,
Series 2006-A2, Class 5A3
3.753%, due 11/25/33(5)	3,036,694	2,945,043
Series 2006-S2, Class 2A2 5.
875%, due 07/25/36	398,730	363,511
Series 2007-S1, Class 1A2
5.500%, due 03/25/22	341,437	313,481
Lehman Brothers Commercial Conduit Mortgage Trust, Series 1998-C4, Class A1B
6.210%, due 10/15/35	1,494,977	1,498,922
Morgan Stanley Capital I,
Series 1999-LIFE, Class A2
7.110%, due 04/15/33	2,214,711	2,264,598
Series 2005-HQ6, Class A2A
4.882%, due 08/13/42	2,600,000	2,596,466
Series 2005-HQ6, Class A4A
4.989%, due 08/13/42	2,980,000	2,917,105
Series 2007-IQ14, Class A4
5.692%, due 04/15/49	2,000,000	1,968,961
Series 2007-IQ16, Class A4
5.809%, due 12/12/49	1,545,000	1,532,766
Series 2007-T27, Class A4
5.803%, due 06/11/42	2,900,000	2,871,240
NationsLink Funding Corp., Series 1998-2, Class A2
6.476%, due 08/20/30	516,790	515,646
Residential Accredit Loans, Inc., Series 2006-QS2, Class 1A9
5.500%, due 02/25/36	2,325,440	2,132,667
Small Business Administration, Series 2004-P10B, Class 1
4.754%, due 08/10/14	1,242,585	1,233,907
Structured ARM Loan Trust, Series 2004-13, Class A2
3.195%, due 09/25/34	262,809	232,076
Structured Asset Securities Corp.,
Series 2003-2, Class C
3.320%, due 01/21/09(5),(6)	452,323	445,538
Series 2003-AL1, Class A
3.357%, due 04/25/31(6)	851,415	716,210
Series 2004-6, Class 4A1 ARM
4.836%, due 06/25/34	3,402,476	3,253,871
TIAA Real Estate CDO Ltd., Series 2001-C1A, Class A3
6.560%, due 06/19/26(6)	224,353	223,966
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A1
5.693%, due 08/15/39(5)	3,737,539	3,772,945

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount(1) ($)	Value ($)
Collateralized mortgage obligations— (concluded)
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4
5.572%, due 10/15/48	550,000	543,957
WaMu Mortgage Pass Through Certificates,
Series 2007-0A4, Class 1A
4.846%, due 05/25/47(5)	687,555	540,697
Series 2007-0A5, Class 1A
4.826%, due 06/25/47(5)	1,191,749	967,223
Washington Mutual Asset Securities Corp., Series 2005-C1A, Class A2
5.150%, due 05/25/36(6)	2,860,000	2,869,512
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-H, Class A1
4.526%, due 06/25/34(5)	2,418,679	2,323,844
Series 2006-AR4, Class 2A4
5.773%, due 04/25/36(5)	1,200,000	1,115,747
Total collateralized mortgage obligations (cost—$132,120,693)		131,708,432

Asset-backed securities—9.93%
Capital Auto Receivables Asset Trust, Series 2005-1, Class A4
4.050%, due 07/15/09(4)	37,137	37,157
Chase Credit Card Master Trust, Series 2003-6, Class A
2.826%, due 02/15/11(5)	3,800,000	3,792,303
Chase Issuance Trust, Series 2007-A17, Class A
5.120%, due 10/15/14	2,900,000	2,920,465
Chase Manhattan Auto Owner Trust, Series 2006-A, Class A3
5.340%, due 07/15/10	1,943,536	1,960,248
Citibank Credit Card Issuance Trust, Series 2003-A6, Class A6
2.900%, due 05/17/10	3,475,000	3,475,163
Citibank Omni Master Trust, Series 2007-A9A, Class A9
3.699%, due 12/23/13(5),(6)	3,470,000	3,419,325
Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC3, Class A2A
3.005%, due 03/25/37(5)	1,093,131	988,060
DaimlerChrysler Auto Trust, Series 2005-B, Class A3
4.040%, due 09/08/09	189,252	189,338
Ford Credit Auto Owner Trust,
Series 2006-A, Class A3
5.050%, due 03/15/10	1,546,678	1,555,906
Series 2006-B, Class A2A
5.420%, due 07/15/09	214,222	214,451
Series 2006-B, Class A3
5.260%, due 10/15/10	3,000,000	3,025,932
Series 2006-C, Class A3
5.160%, due 11/15/10	3,800,000	3,843,363
Honda Auto Receivables Owner Trust, Series 2006-3, Class A3
5.120%, due 10/15/10	3,375,000	3,405,403
Nissan Auto Receivables Owner Trust,
Series 2006-B, Class A3
5.160%, due 02/15/10	2,025,644	2,038,767
Series 2006-C, Class A4
5.450%, due 06/15/12	3,725,000	3,758,175
Sallie Mae Student Loan Trust,
Series 2005-8, Class A4
4.250%, due 01/25/28	3,300,000	3,308,581
Series 2008-5, Class A2
3.997%, due 10/25/16(5)	4,330,000	4,330,000
Series 2008-5, Class A3
4.197%, due 01/25/18(5)	1,100,000	1,100,000
Series 2008-5, Class A4
4.597%, due 07/25/23(5)	2,950,000	2,950,000

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount(1) ($)	Value ($)
Asset-backed securities— (concluded)
Wachovia Auto Owner Trust, Series 2006-A, Class A3
5.350%, due 02/22/11	1,828,149	1,843,606
Total asset-backed securities (cost—$48,041,356)		48,156,243

Stripped mortgage-backed security—0.37%
FNMA REMIC, Series 380, Class F7
3.395%, due 07/25/37(5) (cost—$1,805,469)	1,911,871	1,814,485

Corporate notes—34.20%
Airlines — 0.09%
Continental Airlines, Inc.
6.545%, due 02/02/19	479,591	464,306

Automotive — 0.45%
DaimlerChrysler N.A. Holding
4.875%, due 06/15/10	800,000	808,027
5.750%, due 09/08/11	1,150,000	1,178,192
6.500%, due 11/15/13	200,000	208,936
		2,195,155
Banking-non-US — 1.14%
Barclays Bank PLC
7.434%, due 12/15/17(6),(7),(8)	850,000	814,709
Deutsche Bank AG London
5.375%, due 10/12/12	2,450,000	2,532,278
HBOS Treasury Services PLC
3.750%, due 09/30/08(6)	500,000	501,731
Royal Bank of Scotland Group PLC
6.990%, due 10/05/17(6),(7),(8)	1,825,000	1,675,107
		5,523,825
Banking-US — 7.02%
BAC Capital Trust XI
6.625%, due 05/23/36(2)	200,000	194,875
Bank of America Corp.
4.875%, due 01/15/13	1,190,000	1,196,357
5.750%, due 12/01/17	2,775,000	2,827,559
7.800%, due 02/15/10	1,315,000	1,389,735
8.125%, due 05/15/18(7),(8)	1,500,000	1,532,970
Bank of America N.A.
6.100%, due 06/15/17	925,000	970,540
Bank One Corp.
2.625%, due 06/30/08	250,000	249,587
DEPFA Asset Covered Securities Bank
4.875%, due 10/28/15(6)	1,300,000	1,342,501
JPMorgan Chase Bank N.A.
6.000%, due 07/05/17	1,825,000	1,894,932
6.000%, due 10/01/17	1,450,000	1,505,378
State Street Capital Trust
8.250%, due 03/15/11(7),(8)	1,725,000	1,761,053
SunTrust Bank
4.000%, due 10/15/08	430,000	430,794
4.415%, due 06/15/09	500,000	497,600

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount(1) ($)	Value ($)
Corporate notes— (continued)
Banking-US— (concluded)
US Central Credit Union
2.750%, due 05/30/08	785,000	784,779
Wachovia Corp.
5.625%, due 12/15/08	840,000	844,288
7.980%, due 03/15/18(7),(8)	6,400,000	6,296,576
Wells Fargo & Co.
3.120%, due 08/15/08	1,150,000	1,146,369
4.200%, due 01/15/10	1,545,000	1,557,993
4.375%, due 01/31/13	1,975,000	1,953,749
4.875%, due 01/12/11	220,000	223,111
5.250%, due 10/23/12	5,350,000	5,460,793
		34,061,539
Beverages — 0.48%
Diageo Capital PLC
5.750%, due 10/23/17	2,275,000	2,319,972

Computers — 0.25%
IBM Corp.
5.700%, due 09/14/17	1,150,000	1,198,153

Consumer products — 0.19%
Xstrata Finance Canada
5.800%, due 11/15/16(6)	950,000	911,096

Diversified financials — 1.81%
EnCana Holdings Financial Corp.
5.800%, due 05/01/14	450,000	463,250
General Electric Capital Corp.
5.625%, due 05/01/18	2,000,000	2,020,448
6.375%, due 11/15/67(2),(5)	1,125,000	1,126,083
General Electric Capital Corp. MTN
5.000%, due 04/10/12	330,000	333,459
5.875%, due 02/15/12	320,000	335,054
General Electric Capital Corp., Series G MTN
6.150%, due 08/07/37	775,000	763,534
Goldman Sachs Group, Inc.
5.250%, due 10/15/13	3,605,000	3,562,432
Nationwide Building Society
4.250%, due 02/01/10(6)	180,000	177,143
		8,781,403
Electric utilities — 0.32%
Scottish Power PLC
4.910%, due 03/15/10	950,000	948,874
SP PowerAssets Ltd.
3.800%, due 10/22/08(6)	600,000	599,343
		1,548,217
Electric-integrated — 1.11%
EDP Finance BV
5.375%, due 11/02/12(6)	5,300,000	5,374,799

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount(1) ($)	Value ($)
Corporate notes— (continued)
Energy — 0.88%
Anadarko Petroleum Corp.
3.250%, due 05/01/08	675,000	675,000
5.950%, due 09/15/16	1,875,000	1,928,267
Florida Power Corp.
4.800%, due 03/01/13	340,000	345,241
XTO Energy, Inc.
6.250%, due 08/01/17	1,250,000	1,308,770
		4,257,278
Financial services — 9.33%
Bear Stearns Co., Inc. MTN
6.950%, due 08/10/12	1,555,000	1,630,859
Citigroup, Inc.
4.125%, due 02/22/10	3,615,000	3,548,827
4.625%, due 08/03/10	340,000	336,520
Credit Suisse Guernsey
5.860%, due 05/15/17(7),(8)	2,290,000	1,938,279
General Electric Capital Corp.
5.000%, due 11/15/11	4,555,000	4,694,624
6.000%, due 06/15/12	1,375,000	1,445,220
General Electric Capital Corp. MTN
5.000%, due 12/01/10	3,100,000	3,183,319
Goldman Sachs Group, Inc.
5.300%, due 02/14/12	825,000	833,440
5.950%, due 01/18/18	1,050,000	1,047,997
JPMorgan Chase & Co.
5.375%, due 10/01/12	2,850,000	2,930,846
6.000%, due 01/15/18	1,425,000	1,477,017
7.900%, due 04/30/18(7),(8)	1,700,000	1,731,790
JPMorgan Chase Capital XXV
6.800%, due 10/01/37	600,000	568,611
Lehman Brothers Holdings, Inc.
4.500%, due 09/15/22(5)	675,000	649,382
6.200%, due 09/26/14	2,320,000	2,334,410
6.625%, due 01/18/12	1,250,000	1,270,652
Lehman Brothers Holdings, Inc. MTN
6.750%, due 12/28/17	1,375,000	1,372,273
MassMutual Global Funding
2.550%, due 07/15/08(6)	800,000	799,159
Morgan Stanley
2.960%, due 01/09/12(5)	6,630,000	6,221,154
5.300%, due 03/01/13	1,025,000	1,022,968
6.600%, due 04/01/12	575,000	587,986
6.750%, due 04/15/11	250,000	259,548
Morgan Stanley MTN
5.550%, due 04/27/17	305,000	291,112
6.250%, due 08/28/17	1,425,000	1,427,887
New York Life Global Funding MTN
3.875%, due 01/15/09(6)	1,000,000	1,003,530
SLM Corp.
3.060%, due 07/27/09(5)	975,000	901,926
6.400%, due 01/31/14(5)	1,700,000	1,366,188
State Street Corp.
7.650%, due 06/15/10	345,000	366,773
		45,242,297

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount(1) ($)	Value ($)
Corporate notes— (continued)
Food products — 0.69%
Kraft Foods, Inc.
6.000%, due 02/11/13	575,000	593,168
6.500%, due 08/11/17	2,625,000	2,747,335
		3,340,503
Insurance — 2.08%
Chubb Corp.
6.375%, due 03/29/67(5)	425,000	396,547
Lincoln National Corp.
2.838%, due 04/06/09(5)	4,390,000	4,333,659
Metropolitan Life Global Funding
4.250%, due 07/30/09(6)	235,000	235,088
Pricoa Global Funding I
5.400%, due 10/18/12(6)	2,175,000	2,201,098
Progressive Corp.
6.700%, due 06/15/37(5)	735,000	657,265
Prudential Financial, Inc.
3.750%, due 05/01/08	850,000	850,000
Prudential Financial, Inc. MTN
5.800%, due 06/15/12	975,000	1,004,423
Travelers Cos., Inc.
6.250%, due 03/15/37(5)	450,000	393,863
		10,071,943
Media — 1.14%
Comcast Corp.
5.450%, due 11/15/10	1,525,000	1,555,431
5.900%, due 03/15/16	550,000	556,465
News America Holdings
8.500%, due 02/23/25	200,000	231,744
9.500%, due 07/15/24	225,000	276,699
Rogers Communications
6.250%, due 06/15/13	825,000	839,334
Time Warner Cable, Inc.
5.850%, due 05/01/17	1,700,000	1,686,999
Time Warner, Inc.
7.570%, due 02/01/24	350,000	366,029
		5,512,701
Medical providers — 0.60%
Aetna, Inc.
6.000%, due 06/15/16	1,980,000	1,978,741
WellPoint, Inc.
5.000%, due 01/15/11	950,000	942,276
		2,921,017
Multi-line insurance — 1.20%
American International Group MTN
5.850%, due 01/16/18(2)	3,985,000	3,981,868
Metropolitan Life Global Funding I
5.125%, due 04/10/13(6)	1,850,000	1,849,883
		5,831,751

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount(1) ($)	Value ($)
Corporate notes—(continued)
Oil & gas — 0.31%
ConocoPhillips Co.
8.750%, due 05/25/10	1,250,000	1,373,536
EnCana Corp.
4.600%, due 08/15/09	150,000	150,669
		1,524,205
Oil refining — 0.08%
Canadian Natural Resources
5.700%, due 05/15/17	380,000	381,028

Oil services — 0.18%
Halliburton Co.
5.500%, due 10/15/10	850,000	877,989

Pharmaceuticals — 0.19%
Abbott Laboratories
5.600%, due 05/15/11	535,000	561,579
Schering-Plough Corp.
5.550%, due 12/01/13	340,000	348,318
		909,897
Real estate investment trusts — 0.32%
AvalonBay Communities, Inc. MTN
6.125%, due 11/01/12	280,000	283,419
ERP Operating LP
6.625%, due 03/15/12	780,000	791,840
Rouse Co.
3.625%, due 03/15/09	225,000	213,915
5.375%, due 11/26/13	315,000	264,788
		1,553,962
Retail — 0.03%
Federated Department Stores
6.625%, due 09/01/08	130,000	130,377

Software — 0.41%
Oracle Corp.
4.950%, due 04/15/13	250,000	254,373
Oracle Corp./Ozark Holdings
5.000%, due 01/15/11	1,700,000	1,740,091
		1,994,464
Special purpose entity — 0.60%
BAE Systems Holdings, Inc.
5.200%, due 08/15/15(6)	330,000	319,202
Goldman Sachs Capital II
5.793%, due 06/01/12(7),(8)	1,565,000	1,180,522
UnitedHealth Group
5.250%, due 03/15/11	1,425,000	1,424,651
		2,924,375

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount(1) ($)	Value ($)
Corporate notes— (concluded)
Telecommunications — 2.54%
AT&T Broadband Corp.
8.375%, due 03/15/13	1,585,000	1,775,468
Cox Communications, Inc.
7.125%, due 10/01/12	350,000	372,101
7.750%, due 11/01/10	110,000	116,861
SBC Communications, Inc.
5.875%, due 02/01/12	95,000	98,482
Sprint Capital Corp.
7.625%, due 01/30/11	475,000	450,063
TCI Communications, Inc.
7.875%, due 08/01/13	100,000	108,714
8.750%, due 08/01/15	50,000	56,703
Telecom Italia Capital
5.250%, due 11/15/13	1,665,000	1,596,385
5.250%, due 10/01/15	205,000	191,701
6.200%, due 07/18/11	1,750,000	1,762,903
Telefonica Emisiones SAU
5.855%, due 02/04/13	925,000	950,504
5.984%, due 06/20/11	1,500,000	1,531,679
6.421%, due 06/20/16	950,000	1,002,753
Telefonica Europe BV
7.750%, due 09/15/10	235,000	252,049
Verizon New Jersey, Inc.
5.875%, due 01/17/12	2,030,000	2,076,087
		12,342,453
Utilities — 0.56%
Dominion Resources, Inc.
5.125%, due 12/15/09	650,000	657,988
Nisource Finance Corp.
3.663%, due 11/23/09(5)	950,000	921,680
7.875%, due 11/15/10	1,075,000	1,130,035
		2,709,703
Wireless telecommunications — 0.20%
Vodafone Group PLC
7.750%, due 02/15/10	920,000	970,862
Total corporate notes (cost—$166,168,431)		165,875,270

	Number of shares
Preferred stocks*—0.88%
Financial services—0.88%
Citigroup, Inc., Series AA(2),(9)	33,000	836,550
Federal Home Loan Mortgage Corp., Series Z(10)	33,000	844,800
Federal National Mortgage Association, Series S(2),(11)	103,275	2,586,006
Total preferred stocks (cost—$4,231,875)		4,267,356

		Face amount(1) ($)
Non-US government obligations—1.46%
Bundesrepublik Deutschland
4.000%, due 01/04/37	EUR	1,050,000	1,478,309
4.250%, due 07/04/39	EUR	550,000	804,668

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

		Face amount(1) ($)	Value ($)
Non-US government obligations—(concluded)
Government of Japan
1.170%, due 11/20/21(5)	JPY	507,000,000	4,774,289
Total non-US government obligations (cost—$6,518,438)			7,057,266

Short-term US government agency obligation(12)—5.24%
Federal Home Loan Bank
1.750%, due 05/01/08 (cost—$25,400,000)		25,400,000	25,400,000

Repurchase agreement—0.07%
Repurchase agreement dated 04/30/08 with State Street Bank & Trust Co., 1.380% due 05/01/08 collateralized by $264,754 US Treasury Bonds, 6.250% to 8.000% due 11/15/21 to 08/15/23; (value—$345,784); proceeds: $339,013 (cost—$339,000)		339,000	339,000

	Number of shares
Investments of cash collateral from securities loaned—8.25%
Money market funds(13)—8.25%
BlackRock Liquidity Funds TempFund Institutional Class,
2.834%	13,716,483	13,716,483
DWS Money Market Series Institutional,
2.881%	16,945,870	16,945,870
UBS Private Money Market Fund LLC,(14)
2.538%	9,338,861	9,338,861
Total money market funds and investments of cash collateral from securities loaned (cost—$40,001,214)		40,001,214
Total investments before investments sold short (cost — $524,585,362)(15),(16) — 108.32%		525,341,990

	Face amount ($)
Investments sold short—(5.61)%
FHLMC TBA
5.000%, TBA	(6,800,000)	(6,838,250)
FNMA TBA
5.000%, TBA	(3,800,000)	(3,732,315)
5.500%, TBA	(16,600,000)	(16,659,179)
Total investments sold short (proceeds—$27,217,926) — (5.61)%		(27,229,744)
Liabilities in excess of other assets — (2.71)%		(13,140,383)
Net assets — 100.00%		484,971,863

*	Non-income producing security.
(1)	In US Dollars unless otherwise indicated.
(2)	Security, or portion thereof, was on loan at April 30, 2008.
(3)	Partial amount pledged as collateral for investments sold short.

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

(4)	Partial amount delivered to broker as collateral for futures transactions.
(5)	Floating rate security. The interest rate shown is the current rate as of April 30, 2008.
(6)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities, which represent 5.25% of net assets as of April 30, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(7)	Variable rate security. The interest rate shown is the current rate as of April 30, 2008, and resets at the next call date.
(8)	Perpetual bond security. The maturity date reflects the next call date.
(9)	Non cumulative preferred stock. The next call date is 12/15/18.
(10)	Non cumulative preferred stock. The next call date is 12/31/12.
(11)	Non cumulative preferred stock. The next call date is 12/31/10.
(12)	Rate shown is the discount rate at date of purchase.
(13)	Rates shown reflect yield at April 30, 2008.
(14)	The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2008.

		Purchase during the nine months	Sales during the nine months		Net income earned from affiliate for the nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/07 ($)	04/30/08 ($)	04/30/08 ($)	04/30/08 ($)	04/30/08 ($)
UBS Private Money Market Fund LLC	3,207,180	130,218,713	124,087,032	9,338,861	46,632

(15)	Includes $38,863,158 of investments in securities on loan, at value.
(16)

Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2008 were $5,287,522 and $4,530,894  respectively, resulting in net unrealized appreciation of investments of $756,628.

ARM	Adjustable Rate Mortgage-The interest rate shown is the current rate as of April 30, 2008.
CDO	Collateralized Debt Obligation
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
JPY	Japanese Yen
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date.  The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIAA	Teachers Insurance and Annuity Association
TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

Futures contracts

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency	Buy contracts	dates	Cost ($)	value ($)	(depreciation) ($)
65	EUR	Germany Federal Republic Bond 10 Year Futures	June 2008	11,826,214	11,543,713	(282,501)
62	EUR	Euro Bobl Futures	June 2008	10,699,564	10,507,052	(192,512)
80	USD	90 Day Euro Dollar Futures	December 2008	19,532,341	19,420,000	(112,341)
227	USD	90 Day Euro Dollar Futures	June 2009	55,312,821	54,951,025	(361,796)
322	USD	US Treasury Note 2 Year Futures	June 2008	68,918,942	68,485,375	(433,567)
684	USD	US Treasury Note 5 Year Futures	June 2008	77,852,522	76,597,313	(1,255,209)
284	USD	US Treasury Note 10 Year Futures	June 2008	33,403,894	32,890,750	(513,144)
				277,546,298	274,395,228	(3,151,070)

		Sale contracts		Proceeds
87	USD	90 Day Euro Dollar Futures	June 2010	20,980,382	20,913,713	66,669
245	USD	US Treasury Bond 20 Year Futures	June 2008	28,953,545	28,638,203	315,342
				49,933,927	49,551,916	382,011
						(2,769,059)

Currency type abbreviations:

EUR	Euro
USD	US Dollar

Forward foreign currency contracts

					Unrealized
	Contracts to	In		Maturity	appreciation
	deliver	exchange for		dates	(depreciation) ($)
Euro	1,496,154	USD	2,354,343	07/23/08	27,202
United States Dollar	147,718	JPY	15,062,500	07/11/08	(2,257)
					24,945

Currency type abbreviations:

JPY	Japanese Yen
USD	US Dollar

Issuer breakdown by country of origin

Percentage of total investments (%)
United States	94.0
United Kingdom	1.5
Germany	1.0
Japan	1.0
Spain	0.7
Canada	0.6
Luxembourg	0.4
Italy	0.3
Ireland	0.3
Singapore	0.1
Netherlands	0.1
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2008.

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount(1) ($)	Value ($)
Government national mortgage association certificates—3.74%
GNMA
8.000%, due 06/15/17	69,072	74,707
8.000%, due 07/15/17	66,692	72,465
8.000%, due 09/15/17	41,596	44,478
8.000%, due 11/15/17	91,221	98,851
GNMA II ARM
5.125%, due 11/20/23	10,926	10,973
5.625%, due 07/20/25	12,855	12,963
6.375%, due 01/20/26	23,625	24,030
6.375%, due 05/20/26	42,879	43,432
GNMA TBA
6.500%, TBA	30,000,000	31,143,750
Total government national mortgage association certificates (cost—$31,518,471)		31,525,649

Federal home loan mortgage corporation certificates—7.12%
FHLMC
4.500%, due 11/01/08	2,198,930	2,207,983
5.000%, due 09/01/35	324,641	319,627
5.000%, due 10/01/35	170,049	167,423
5.000%, due 11/01/35	1,438,567	1,416,353
5.500%, due 02/01/38(2)	42,148,712	42,459,377
6.000%, due 09/01/22	803,004	828,288
6.000%, due 08/01/26	10,796,995	11,085,417
7.645%, due 05/01/25	1,465,892	1,520,974
Total federal home loan mortgage corporation certificates (cost—$59,948,949)		60,005,442

Federal housing administration certificates—0.02%
FHA GMAC
7.430%, due 06/01/21	110,334	110,334
FHA Reilly
7.430%, due 10/01/20	17,497	17,497
Total federal housing administration certificates (cost—$137,410)		127,831

Federal national mortgage association certificates—15.48%
FNMA
5.000%, due 06/01/35(2)	99,660	98,076
5.000%, due 09/01/35(2)	817,882	804,882
5.000%, due 02/01/36(2)	62,678,687	61,682,447
5.000%, due 03/01/36(2)	13,939,873	13,718,308
5.396%, due 11/01/34	12,197,797	12,254,590
5.500%, due 06/01/33(2)	3,175,152	3,203,516
5.500%, due 07/01/33(2)	9,651	9,738
6.000%, due 02/01/18(2)	24,745	25,581
6.000%, due 11/01/18(2)	55,352	57,222
6.000%, due 12/01/18(2)	92,183	95,297
6.000%, due 02/01/21(2)	42,826	44,273
6.000%, due 08/01/21(2)	166,155	171,540
6.000%, due 08/01/22(2)	392,273	404,492
6.000%, due 01/01/23	318,660	328,586
6.000%, due 04/01/24(2)	104,818	107,778
6.000%, due 07/01/24(2)	44,920	46,189
6.000%, due 10/01/24(2)	30,617	31,481
6.000%, due 11/01/26(2)	1,466,055	1,504,026
6.000%, due 05/01/27(2)	6,261,394	6,422,072
6.000%, due 07/01/27(2)	8,300,002	8,512,994
6.000%, due 10/01/36(2)	1,148,787	1,175,761
6.970%, due 12/01/09	3,567,719	3,688,130

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount(1) ($)	Value ($)
Federal national mortgage association certificates— (concluded)
FNMA ARM
4.208%, due 11/01/34	11,484,165	11,502,907
4.466%, due 02/01/34	3,681,979	3,699,082
5.726%, due 08/01/40	328,112	330,976
6.085%, due 05/01/30	134,196	137,430
6.362%, due 05/01/27	63,356	64,005
6.667%, due 04/01/27	45,926	46,277
FNMA ARM COFI
4.150%, due 11/01/26	188,211	186,328
Total federal national mortgage association certificates (cost—$128,624,269)		130,353,984

Collateralized mortgage obligations—31.30%
ARM Trust, Series 2005-5, Class 2A1
5.140%, due 09/25/35	671,266	646,314
Banc of America Funding Corp., Series 2005-D, Class A1
4.113%, due 05/25/35(3)	6,185,595	5,768,592
Bank of America Mortgage Securities, Inc., Series 2002-G, Class 1A3
6.926%, due 07/20/32(3)	9,806	9,350
Bear Stearns ARM Trust,
Series 2003-5, Class 2A1
4.534%, due 08/25/33	1,632,685	1,529,818
Series 2004-9, Class 22A1
4.774%, due 11/25/34	140,369	135,721
Series 2005-5, Class A2
4.550%, due 08/25/35	7,172,651	6,818,570
Series 2005-9, Class A1
4.625%, due 10/25/35	2,667,555	2,546,569
Bear Stearns Alternative Loan Trust-A Trust,
Series 2005-7, Class 22A1
5.706%, due 09/25/35(3)	2,235,924	1,553,618
Series 2006-1, Class 21A2
5.929%, due 02/25/36(3)	2,363,744	1,424,156
Bear Stearns Commerical Mortgage Securities, Series 2006-BBA7, Class A1
2.826%, due 03/15/19(3),(4)	4,155,751	3,958,383
Bear Stearns,
Series 2003-1, Class 5A1
5.433%, due 04/25/33(3)	97,303	91,201
Series 2003-1, Class 6A1
5.035%, due 04/25/33(3)	257,779	247,245
Series 2003-3, Class 1A
6.903%, due 10/25/33(3)	131,069	118,309
Series 2004-3, Class 1A2
5.688%, due 07/25/34(3)	858,439	816,093
Series 2004-6, Class 2A1
5.082%, due 09/25/34(3)	4,186,937	3,896,443
Series 2004-7, Class 1A1
6.825%, due 10/25/34(3)	1,236,138	1,119,887
Series 2004-9, Class 2A1
5.336%, due 09/25/34(3)	1,668,116	1,458,867
Bear Stearns Structured Products, Inc., Series 2007-R7, Class A1
2.806%, due 01/25/37(3),(5)	5,439,612	5,385,216
Citicorp Mortgage Securities, Inc., Series 2002-12, Class 2A1
5.250%, due 12/25/32	212,479	209,304
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6, Class A2
4.248%, due 08/25/35(3)	450,875	425,945
Series 2005-6, Class A3
4.098%, due 08/25/35(3)	80,013	75,568
Series 2005-11, Class A1A
4.900%, due 12/25/35(3)	1,731,439	1,644,085
Series 2006-AR1, Class 1A1
4.900%, due 10/25/35(3)	3,955,687	3,802,334
Countrywide Alternative Loan Trust,
Series 2003-J3, Class 2A1
6.250%, due 12/25/33	893,193	771,846
Series 2006-41CB, Class 1A9
6.000%, due 01/25/37	2,144,400	1,726,646
Countrywide Home Loans,
Series 2003-R4, Class 2A
6.500%, due 01/25/34(4)	1,947,536	1,800,863
Series 2004-12, Class 11A2
6.122%, due 08/25/34(3)	884,360	792,700

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount(1) ($)	Value ($)
Collateralized mortgage obligations— (continued)
FHLMC REMIC,
Series 1278, Class K
7.000%, due 05/15/22	192,005	204,586
Series 1367, Class KA
6.500%, due 09/15/22	3,595	3,601
Series 1502, Class PXZ
7.000%, due 04/15/23	1,003,515	1,039,976
Series 1503, Class PZ
7.000%, due 05/15/23	345,224	357,475
Series 1534, Class Z
5.000%, due 06/15/23	361,036	363,826
Series 1548, Class Z
7.000%, due 07/15/23	288,644	300,033
Series 1562, Class Z
7.000%, due 07/15/23	424,722	441,506
Series 1694, Class Z
6.500%, due 03/15/24	148,228	154,319
Series 2061, Class Z
6.500%, due 06/15/28	822,184	846,880
Series 2400, Class FQ
3.216%, due 01/15/32(3)	343,873	340,219
Series 2579, Class DZ
5.000%, due 03/15/34	6,129,912	5,146,029
Series 2764, Class LZ
4.500%, due 03/15/34	2,402,605	1,944,938
Series 2764, Class ZG
5.500%, due 03/15/34	4,379,056	4,024,541
Series 2835, Class JZ
5.000%, due 08/15/34	3,362,120	3,082,203
Series 2849, Class PZ
5.000%, due 07/15/33	11,647,346	9,752,476
Series 2921, Class PG
5.000%, due 01/15/35	6,200,000	5,720,833
Series 2983, Class TZ
6.000%, due 05/15/35	5,120,126	4,991,952
Series 3149, Class CZ
6.000%, due 05/15/36	7,130,506	7,200,408
Series G23, Class KZ
6.500%, due 11/25/23	260,705	271,961
Series T-054, Class 2A
6.500%, due 02/25/43	1,367,623	1,410,789
Series T-058, Class 2A
6.500%, due 09/25/43	5,351,224	5,667,035
Series T-061, Class 1A1
5.726%, due 07/25/44(3)	2,673,390	2,537,639
Series T-075, Class A1
2.935%, due 11/25/36(3)	4,831,544	4,671,499
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 2A1
5.370%, due 08/25/35(3)	186,997	173,676
FNMA REMIC,
Series 1998-066, Class FG
3.195%, due 12/25/28(3)	181,137	178,775
Series 2000-034, Class F
3.345%, due 10/25/30(3)	26,717	26,443
Series 2002-080, Class A1
6.500%, due 11/25/42	2,610,494	2,769,531
Series 2003-064, Class AH
6.000%, due 07/25/33	9,348,235	9,234,941
Series 2003-106, Class US
4.733%, due 11/25/23(5),(6)	333,000	245,586
Series 2003-W8, Class 2A
7.000%, due 10/25/42	179,533	192,251
Series 2004-T1, Class 1A1
6.000%, due 01/25/44	3,143,439	3,277,870
Series 2004-W8, Class 2A
6.500%, due 06/25/44	3,701,639	3,947,615
Series 2005-024, Class ZE
5.000%, due 04/25/35	1,327,263	1,098,599
Series 2005-47, Class PA
5.500%, due 09/25/24	4,321,728	4,372,924
Series 2005-116, Class TZ
5.500%, due 01/25/36	6,251,292	5,712,177

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount(1) ($)	Value ($)
Collateralized mortgage obligations — (continued)
Series 2005-120, Class ZU
5.500%, due 01/25/36	6,819,592	6,474,589
Series 2006-065, Class GD
6.000%, due 07/25/26	2,800,000	2,955,887
Trust, Series 1991-065, Class Z
6.500%, due 06/25/21	17,051	17,893
Trust, Series 1992-040, Class ZC
7.000%, due 07/25/22	40,150	42,698
Trust, Series 1992-129, Class L
6.000%, due 07/25/22	21,363	22,066
Trust, Series 1993-037, Class PX
7.000%, due 03/25/23	60,509	64,023
Trust, Series 1993-060, Class Z
7.000%, due 05/25/23	349,056	366,476
Trust, Series 1993-065, Class ZZ
7.000%, due 06/25/13	335,104	351,849
Trust, Series 1993-070, Class Z
6.900%, due 05/25/23	54,557	57,231
Trust, Series 1993-096, Class PZ
7.000%, due 06/25/23	319,218	338,688
Trust, Series 1993-160, Class ZB
6.500%, due 09/25/23	68,188	68,945
Trust, Series 1993-163, Class ZB
7.000%, due 09/25/23	27,530	29,205
Trust, Series 1994-023, Class PX
6.000%, due 08/25/23	478,613	491,405
Trust, Series 1998-M7, Class Z
6.390%, due 05/25/36	1,291,886	1,339,124
Trust, Series 1999-W4, Class A9
6.250%, due 02/25/29	1,380,270	910,128
GNMA REMIC,
Trust, Series 2000-09, Class FG
3.313%, due 02/16/30(3)	211,563	210,301
Trust, Series 2002-031, Class FW
3.113%, due 06/16/31(3)	223,146	223,171
Trust, Series 2003-98, Class Z
6.000%, due 11/20/33	13,025,706	12,673,517
Trust, Series 2005-26, Class ZA
5.500%, due 01/20/35	5,684,890	5,042,251

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount(1) ($)	Value ($)
Collateralized mortgage obligations— (continued)
GS Mortgage Securities Corp. II, Series 2007-EOP, Class A1
3.170%, due 03/06/20(3),(4)	2,158,088	1,996,339
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
4.541%, due 09/25/35	3,475,191	3,253,877
Harborview Mortgage Loan Trust, Series 2005-4, Class 3A1
5.133%, due 07/19/35(3)	1,065,430	1,010,102
Housing Security, Inc., Series 1992-8, Class B
5.964%, due 06/25/24(3)	550,529	401,768
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4
5.937%, due 02/12/49(3)	3,200,000	3,177,416
Lehman Brothers Mortgage Trust, Series 1991-2, Class A3
8.410%, due 01/20/17(3)	622,591	668,568
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2007-5, Class A4
5.378%, due 08/12/48(3)	1,600,000	1,547,206
Series 2007-6, Class A4
5.485%, due 03/12/51	7,585,000	7,374,673
Series 2007-8, Class A3
6.156%, due 08/12/49(3)	11,500,000	11,604,283
Morgan Stanley Capital I,
Series 2006-HQ9, Class A4
5.731%, due 07/12/44	1,900,000	1,902,212
Series 2006-IQ12, Class A4
5.332%, due 12/15/43	3,100,000	3,012,846
Residential Funding Mortgage Security I,
Series 2004-S2, Class A1
5.250%, due 03/25/34	1,634,546	1,550,735
Series 2004-S9, Class 1A23
5.500%, due 12/25/34	2,300,000	1,658,672
Small Business Administration,
Series 1999-20K, Class 1
7.060%, due 11/01/19	847,302	888,764
Series 2000-20K, Class 1
7.220%, due 11/01/20	980,307	1,040,260
Series 2001-P10B, Class 1
6.344%, due 08/10/11	1,269,034	1,305,176
Series 2002-20K, Class 1
5.080%, due 11/01/22	3,876,629	3,907,493
Series 2003-20I, Class 1
5.130%, due 09/01/23	645,536	650,964
Series 2003-20L, Class 1
4.890%, due 12/01/23	1,952,668	1,936,448
Series 2004-P10A, Class 1
4.504%, due 02/10/14	5,766,453	5,609,113
Series 2005-20H, Class 1
5.110%, due 08/01/25	2,342,934	2,338,759
Series 2007-20D, Class 1
5.320%, due 04/01/27	6,653,236	6,756,772
Structured ARM Loan Trust, Series 2004-8, Class 3A
4.880%, due 07/25/34	1,809,314	1,723,284
Structured Asset Mortgage Investments, Inc.,
Series 2002-AR3, Class A1
3.130%, due 09/19/32(3)	603,711	549,689
Series 2006-AR3, Class 11A1
3.105%, due 04/25/36(3)	2,703,280	2,085,673
Structured Asset Securities Corp., Series 2001-SB1, Class A2
3.375%, due 08/25/31	3,255,183	2,712,156
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4
5.572%, due 10/15/48	7,100,000	7,021,990
Washington Mutual Mortgage Securities Corp.,
Series 2002-AR6, Class A
5.476%, due 06/25/42(3)	125,620	115,067
Series 2005-AR1, Class A1A
3.215%, due 01/25/45(3)	228,073	186,779
Series 2005-AR2, Class 2A1A
3.205%, due 01/25/45(3)	284,115	230,138
Series 2006-AR7, Class 3A
5.470%, due 07/25/46(3)	3,601,295	2,722,805
Series 2006-AR9, Class 1A
5.076%, due 08/25/46(3)	2,675,799	2,132,639
Series 2006-AR9, Class 2A
5.470%, due 08/25/46(3)	1,984,111	1,588,050

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount(1) ($)	Value ($)
Collateralized mortgage obligations— (concluded)
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-M, Class A1
4.706%, due 12/25/33(3)	2,441,293	2,291,229
Series 2004-CC, Class A1
4.948%, due 01/25/35(3)	823,648	794,046
Series 2006-AR2, Class 2A1
4.950%, due 03/25/36	3,924,006	3,757,444
Total collateralized mortgage obligations (cost—$274,528,068)		263,661,637

Asset-backed securities—1.69%
Ace Securities Corp., Series 2006-HE3, A2A
2.945%, due 06/25/36(3)	180,947	179,102
Accredited Mortgage Loan Trust, Series 2006-2, Class A1
2.935%, due 09/25/36(3)	1,103,693	1,088,186
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A1
2.960%, due 07/25/36(3)	390,754	389,216
Citibank Omni-S Master Trust, Series 2002-2, Class A
2.936%, due 04/16/13(3)	2,000,000	1,927,831
Countrywide Asset-Backed Certificates,
Series 2006-8, Class 2A1
2.925%, due 01/25/46(3)	1,357,087	1,339,631
Series 2007-5, Class 2A1
2.995%, due 09/25/47(3)	2,220,002	2,082,805
Delta Funding Home Equity Loan Trust, Series 1999-003, Class A1A
3.536%, due 09/15/29(3)	60,720	56,952
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF8, Class 2A1
2.925%, due 07/25/36(3)	437,887	433,074
Fremont Home Loan Trust, Series 2006-A, Class 2A2
2.995%, due 05/25/36(3)	758,285	735,846
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-AHL1, Class A2A
2.945%, due 05/25/37(3)	1,773,231	1,715,601
Series 2006-RM2, Class A2A
2.925%, due 05/25/37(3)	729,181	718,205
Mid-State Trust Series 4, Class A
8.330%, due 04/01/30	492,152	492,708
Morgan Stanley ABS Capital I, Series 2006-WMC2, Class A2A
2.935%, due 07/25/36(3)	1,683,798	1,661,244
New Century Home Equity Loan Trust, Series 2006-2, Class A2A
2.965%, due 08/25/36(3)	461,976	457,308
Residential Asset Securities Corp.,
Series 2006-EMX4, Class A1
2.935%, due 06/25/36(3)	248,609	245,724
Series 2006-KS4, Class A1
2.935%, due 06/25/36(3)	158,302	157,655
Series 2006-KS5, Class A1
2.965%, due 07/25/36(3)	547,360	543,615
Total asset-backed securities (cost—$14,615,766)		14,224,703

Corporate notes—32.38%
Airlines — 0.50%
Northwest Airlines, Series 2000-1, Class G
7.150%, due 04/01/21(3)	4,276,648	4,194,284

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount(1) ($)	Value ($)
Corporate notes— (continued)
Airlines— (concluded)
United Air Lines, Inc.
10.360%, due 11/27/12(5),(7)	233,629	2,044
		4,196,328
Automobiles — 0.68%
DaimlerChrysler N.A. Holding
3.298%, due 03/13/09(3)	2,900,000	2,871,771
6.500%, due 11/15/13	500,000	522,340
General Motors Corp.
7.700%, due 04/15/16	3,000,000	2,340,000
		5,734,111
Banking-non-US — 6.09%
Barclays Bank PLC
5.450%, due 09/12/12	4,400,000	4,484,977
BNP Paribas
5.186%, due 06/29/15(4),(8),(9)	3,100,000	2,683,236
Credit Agricole
3.140%, due 05/28/10(3),(4)	6,800,000	6,798,871
6.637%, due 05/31/17(4),(8),(9)	900,000	737,977
Deutsche Bank AG London
6.000%, due 09/01/17	10,800,000	11,300,731
HBOS PLC
6.657%, due 05/21/37(4),(8),(9)	2,400,000	1,769,760
HSBC Holdings PLC
6.500%, due 05/02/36	2,300,000	2,262,147
6.500%, due 09/15/37	5,900,000	5,785,788
Resona Bank Ltd.
5.850%, due 04/15/16(4),(8),(9)	2,900,000	2,445,912
Royal Bank of Scotland Group PLC
7.640%, due 09/29/17(8),(9)	5,500,000	5,176,957
Santander Perpetual
6.671%, due 10/24/17(4),(8),(9)	6,700,000	6,366,474
VTB Capital (Vneshtorgbank)
3.839%, due 08/01/08(3),(4)	1,500,000	1,500,000
		51,312,830
Banking-US — 4.50%
American Express, Federal Savings Bank
2.738%, due 06/12/09(3)	2,000,000	1,982,992
Bank of America Corp.
5.750%, due 12/01/17	6,400,000	6,521,216
Bank of America N.A.
5.300%, due 03/15/17	3,500,000	3,454,220
6.100%, due 06/15/17	4,400,000	4,616,621
HSBC Bank USA
6.000%, due 08/09/17	4,900,000	5,063,307
JP Morgan Chase Bank N.A.
6.000%, due 10/01/17	400,000	415,277

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

		Face amount(1) ($)	Value ($)
Corporate notes— (continued)
Banking-US— (concluded)
Wells Fargo Co.
5.625%, due 12/11/17		15,400,000	15,873,488
			37,927,121
Biotechnology — 0.27%
Amgen, Inc.
3.170%, due 11/28/08(3)		2,300,000	2,291,000

Diversified financials — 9.01%
American Express Co.
6.150%, due 08/28/17(10)		7,100,000	7,174,586
Chrysler Financial Term Loan
6.800%, due 08/03/12(3)		9,177,000	8,259,300
CIT Group, Inc.
3.100%, due 06/08/09(3)		3,300,000	2,962,017
5.000%, due 11/24/08(10)		4,900,000	4,753,451
First Data Corp. B2 Loan
5.349%, due 09/24/14(3)		1,000,000	942,216
General Electric Capital Corp.
3.135%, due 08/15/11(3)		300,000	289,991
5.500%, due 09/15/67(3),(4)	EUR	5,000,000	7,110,988
5.875%, due 01/14/38		5,400,000	5,148,501
Goldman Sachs Group, Inc.
2.689%, due 12/22/08(3)		1,500,000	1,489,695
5.250%, due 10/15/13		400,000	395,277
5.625%, due 01/15/17		1,800,000	1,739,434
6.250%, due 09/01/17		14,400,000	14,714,035
Hutchison Whampoa International Ltd.
5.450%, due 11/24/10		1,200,000	1,241,408
JP Morgan Chase & Co.
6.000%, due 01/15/18		6,400,000	6,633,619
Lehman Brothers Holdings, Inc.
2.936%, due 11/24/08(3)		900,000	880,664
3.010%, due 01/23/09(3)		1,900,000	1,861,795
Lehman Brothers Holdings, Inc. MTN
5.625%, due 01/24/13		4,500,000	4,434,021
Merrill Lynch & Co.
6.050%, due 08/15/12		1,500,000	1,495,622
Mizuho JGB Investment
9.870%, due 06/30/08(4),(8),(9)		200,000	200,542
Mizuho Preferred Capital
8.790%, due 06/30/08(4),(8),(9)		1,200,000	1,203,910
Sumitomo Mitsui Banking
5.625%, due 10/15/15(4),(8),(9)		2,300,000	2,074,179
Tokai Preferred Capital Co. LLC
9.980%, due 06/30/08(4),(8),(9)		900,000	902,671
			75,907,922
Diversified manufacturing — 0.72%
General Electric Co.
5.250%, due 12/06/17		6,100,000	6,070,641

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

		Face amount(1) ($)	Value ($)
Corporate notes— (continued)
Electric utilities — 0.59%
NRG Energy, Inc. Credit Linked Deposit
4.196%, due 02/01/13(3)		388,528	370,889
NRG Energy, Inc. Term Loan
4.196%, due 02/01/13(3)		1,105,521	1,050,245
NRG Energy, Inc. Term Loan B
4.196%, due 02/01/13(3)		1,912,451	1,834,805
PSE&G Power LLC
5.000%, due 04/01/14		1,800,000	1,740,879
			4,996,818
Finance-noncaptive diversified — 0.45%
Ford Motor Credit Co. LLC
7.250%, due 10/25/11		3,200,000	2,881,814
Ford Motor Credit Corp., Term B Loan
5.800%, due 11/29/13(3)		992,500	893,250
			3,775,064
Financial services — 2.92%
Bear Stearns Co., Inc.
3.474%, due 01/31/11(3)		900,000	869,052
6.400%, due 10/02/17		3,800,000	3,920,510
Citigroup, Inc.
3.160%, due 05/18/11(3)		700,000	671,642
5.125%, due 12/12/18	GBP	2,390,000	3,994,721
General Motors Acceptance Corp. LLC
4.315%, due 05/15/09(3)		1,000,000	912,311
7.250%, due 03/02/11		1,300,000	1,102,795
Morgan Stanley
3.206%, due 02/09/09(3)		2,000,000	1,982,252
3.212%, due 05/07/09(3)		1,700,000	1,679,195
Morgan Stanley, MTN
6.000%, due 04/28/15		6,900,000	6,889,491
Residential Capital LLC
6.178%, due 05/22/09(3)		600,000	394,500
SLM Corp.
3.000%, due 03/15/11(3)		2,600,000	2,185,539
			24,602,008
Forest products — 0.19%
Koch Forest Products, Inc.
5.058%, due 12/20/12(3)		1,710,625	1,641,131

Health care — 0.25%
Community Health Systems, Inc. Delay-Draw Term Loan
5.335%, due 07/25/14(3)		47,885	45,831
Community Health Systems, Inc. Term Loan
5.335%, due 07/25/14(3)		935,979	895,825
HCA, Inc. Loan
7.080%, due 11/16/13(3)		1,200,000	1,140,240
			2,081,896

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount(1) ($)	Value ($)
Corporate notes— (continued)
Insurance — 1.07%
Metropolitan Life Global Funding I
3.110%, due 05/17/10(3),(4)	500,000	489,857
Progressive Corp.
6.700%, due 06/15/37(3)	2,800,000	2,503,866
Prudential Financial, Inc. MTN
6.000%, due 12/01/17	6,000,000	6,049,518
		9,043,241
Media — 1.19%
Cablevision Term Loan B
4.477%, due 03/30/13(3)	2,000,000	1,931,250
CSC Holdings, Inc.
7.250%, due 07/15/08	3,000,000	3,003,750
Echostar DBS Corp.
5.750%, due 10/01/08	300,000	300,000
7.000%, due 10/01/13	400,000	399,000
Time Warner, Inc.
5.500%, due 11/15/11	3,000,000	2,972,535
Viacom, Inc.
3.150%, due 06/16/09(3)	1,400,000	1,380,561
		9,987,096
Oil refining — 0.27%
Enterprise Products Operating L.P. Series B
4.625%, due 10/15/09	1,000,000	1,004,250
Valero Energy Corp.
6.625%, due 06/15/37	1,300,000	1,266,379
		2,270,629
Oil services — 1.13%
CITIC Resources Finance
6.750%, due 05/15/14(4)	1,100,000	1,045,000
El Paso Corp.
7.000%, due 06/15/17	3,500,000	3,652,534
Gaz Capital (Gazprom)
7.288%, due 08/16/37(4)	2,600,000	2,496,650
NGPL PipeCo LLC
7.119%, due 12/15/17(4)	2,200,000	2,307,052
		9,501,236
Paper & packaging — 0.25%
Georgia-Pacific LLC
7.125%, due 01/15/17(4)	2,100,000	2,079,000

Pharmaceuticals — 0.29%
Astrazeneca PLC
5.900%, due 09/15/17	2,300,000	2,435,270

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

		Face amount(1) ($)	Value ($)
Corporate notes— (concluded)
Publishing — 0.11%
Idearc, Inc. Term Loan B
4.700%, due 11/09/14(3)		1,086,250	890,725

Retail — 0.36%
CVS Caremark Corp.
3.376%, due 06/01/10(3)		1,700,000	1,649,940
Target Corp.
6.000%, due 01/15/18		1,300,000	1,350,198
			3,000,138
Road & rail — 0.16%
Burlington Northern Santa Fe Corp.
6.150%, due 05/01/37		1,400,000	1,374,001

Software — 0.18%
Oracle Corp.
5.750%, due 04/15/18		1,500,000	1,527,189

Telecommunication services — 1.01%
Embarq Corp.
6.738%, due 06/01/13		1,300,000	1,297,049
Telefonica Emisones SAU
2.842%, due 06/19/09(3)		2,800,000	2,769,724
Verizon Communications
5.550%, due 02/15/16		3,400,000	3,429,369
Verizon North, Inc.
5.634%, due 01/01/21(5),(11)		1,000,000	1,005,390
			8,501,532
Tobacco—0.19%
Reynolds American, Inc.
7.250%, due 06/15/37		1,600,000	1,603,494
Total corporate notes (cost—$276,760,991)			272,750,421

Non-US government obligations—3.03%
Bundesrepublik Deutschland
4.250%, due 07/04/39	EUR	9,200,000	13,459,901
Federal Republic of Brazil
10.250%, due 01/10/28	BRL	18,000,000	9,583,684
Mexican Fixed Rate Bonds, Series M
8.000%, due 12/23/10	MXN	25,435,000	2,436,134
Russian Federation
7.500%, due 03/31/30(3)		73,875	84,948
Total non-US government obligations (cost—$26,409,597)			25,564,667

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount(1) ($)	Value ($)
Municipal bonds and notes—2.67%
Education — 0.96%
Keller Independent School District School Building (PSF-GTD)
4.750%, due 08/15/30	1,300,000	1,287,520
Los Angeles Unified School District Refunding, Series A-1 (MBIA Insured)
4.500%, due 07/01/25	3,200,000	3,165,888
4.500%, due 01/01/28	3,800,000	3,660,464
		8,113,872
Tobacco — 0.56%
Buckeye Tobacco Settlement Financing Authority (Asset Backed Series Turbo), Series A-2
5.875%, due 06/01/47	500,000	440,605
Tobacco Settlement Funding Corp., Louisiana, Series 2001-B
5.875%, due 05/15/39	1,075,000	1,001,341
Tobacco Settlement Funding Corp., Rhode Island, Series A
6.250%, due 06/01/42	200,000	193,714
Tobacco Settlement Revenue Management Authority, South Carolina Tobacco Settlement Revenue,
Series A,
7.666%, due 05/15/16	47,363	47,370
Series B,
6.375%, due 05/15/30	3,030,000	2,982,096
		4,665,126
Utilities — 1.15%
New York City Municipal Finance Authority Water & Sewer Systems Revenue, Series D
4.750%, due 06/15/38	3,200,000	3,169,472
New York City Municipal Water Finance Authority Water & Sewer Revenue Fiscal 2008 Series A
5.000%, due 06/15/38	800,000	814,016
New York City Municipal Finance Authority Water & Sewer Systems Revenue, Second Generation Resolution, Series AA
5.000%, due 06/15/37	2,800,000	2,851,156
Tennessee Valley Authority
5.375%, due 04/01/56	2,700,000	2,841,968
		9,676,612
Total municipal bonds and notes (cost—$21,932,803)		22,455,610

Repurchase agreement—3.54%
Repurchase agreement dated 04/30/08 with State Street Bank & Trust Co., 1.380% due 05/01/08, collateralized by $21,735,000 US Treasury Bonds, 8.125% due 08/15/21; (value—$30,398,571); proceeds: $29,801,142 (cost—$29,800,000)	29,800,000	29,800,000

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Notional amount(1)	Value ($)
Options*—0.37%
Call options purchased — 0.35%
3 Month LIBOR Interest Rate Swap, strike @ 3.750%, expires 05/15/09(5),(12)	230,200,000	2,327,322
3 Month LIBOR Interest Rate Swap, strike @ 4.120%, expires 03/16/09(5),(13)	155,000,000	445,326
Japanese Yen Options, strike @ 104.00, expires 03/17/10(5)	2,700,000	192,318

	Number of contracts
US Treasury Note 2 Year Futures, strike @ 113.50, expires 05/23/08	1,387	21,673
US Treasury Note 5 Year Futures, strike @ 117.00, expires 05/23/08	113	883
		2,987,522

	Notional amount(1)
Put options purchased — 0.02%
GNMA TBA 6.00% Options, strike @ 89.00, expires 07/14/08(5)	1,700,000	336
Japanese Yen Options, strike @ 104.00, expires 03/17/10(5)	2,700,000	91,965

	Number of contracts
US Treasury Note 10 Year Futures, strike @ 81.00, expires 05/23/08	670	10,469
US Treasury Note 10 Year Futures, strike @ 91.00, expires 05/23/08	1,416	22,125
		124,895
Total options (cost—$2,498,093)		3,112,417

	Number of shares
Investments of cash collateral from securities loaned—0.89%
Money market funds(14) — 0.89%
BlackRock Liquidity Funds TempFund Institutional Class,
2.834%	3,230,880	3,230,880
DWS Money Market Series Institutional,
2.881%	4,030,833	4,030,833
UBS Private Money Market Fund LLC,(15)
2.538%	224,996	224,996
Total money market funds and investments of cash collateral from securities loaned (cost—$7,486,709)		7,486,709
Total investments before investments sold short (cost — $874,261,126)(16),(17)— 102.23%		861,069,070

	Face amount(1)
Investments sold short—(11.61)%
FHLMC TBA
5.500%, TBA	(41,000,000)	(41,256,250)

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount(1)	Value ($)
Investments sold short— (concluded)
FNMA TBA
5.000%, TBA	(53,000,000)	(52,055,964)
5.500%, TBA	(3,400,000)	(3,418,061)
6.000%, TBA	(1,000,000)	(1,022,188)
Total investments sold short (proceeds — $98,173,375) — (11.61%)		(97,752,463)
Other assets in excess of liabilities — 9.38%		78,994,022
Net assets — 100.00%		842,310,629

*	Non-income producing security.
(1)	In US Dollars unless otherwise indicated.
(2)	Entire amount pledged as collateral for investments sold short.
(3)	Floating rate security. The interest rate shown is the current rate as of April 30, 2008.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 5.93% of net assets as of April 30, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	Illiquid securities representing 2.17% of net assets as of April 30, 2008.
(6)	Inverse variable rate security. The interest rate shown is the current rate as of April 30, 2008.
(7)	Bond interest in default.
(8)	Perpetual bond security. The maturity date reflects the next call date.
(9)	Variable rate security. The interest rate shown is the current rate as of April 30, 2008, and resets at the next call date.
(10)	Security, or portion thereof, was on loan at April 30, 2008.
(11)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.12% of net assets as of April 30, 2008, is considered illiquid and restricted (see table below for more information).

Illiquid and restricted security	Acquisition date	Acquisition cost ($)	Acquisition cost as a percentage of net assets ($)	Value at 04/30/08 ($)	Value as a percentage of net assets (%)
Verizon North, Inc., 5.634%, 01/01/21	04/25/03	1,000,000	0.12	1,005,390	0.12

(12)	3 Month LIBOR (USD on London Interbank Offered Rate) at April 30, 2008 was 2.850%.
(13)	3 Month LIBOR (EUR on London Interbank Offered Rate) at April 30, 2008 was 4.856%.
(14)	Rates shown reflect yield at April 30, 2008.
(15)	The table below details the Portfolios’s transaction activity in an affiliated issuer for the nine months ended April 30, 2008.

Security description	Value at 07/31/07($)	Purchases during the nine months ended 04/30/08 ($)	Sales during the nine months ended 04/30/08 ($)	Value at 04/30/08 ($)	Net income earned from affiliate for the nine months ended 04/30/08 ($)
UBS Private Money Market Fund LLC	4,995,563	95,154,910	99,925,477	224,996	17,001

(16)	Includes $7,221,911 of investments in securities on loan, at value.
(17)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2008 were $10,112,217 and $23,304,273, respectively, resulting in net unrealized depreciation of investments of $13,192,056.

ABS	Asset-backed security
ARM	Adjustable Rate Mortgage-The interest rate shown is the current rate as of April 30, 2008.
BRL	Brazilian Real
COFI	Cost of Funds Index
EUR	Euro
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great Britain Pound
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
GTD	Guaranteed
JPY	Japanese Yen
MBIA	Municipal Bond Investors Assurance
MTN	Medium Term Note
MXN	Mexican Peso
PSF	Permanent School Fund
REMIC	Real Estate Mortgage Investment Conduit
TBA

(To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date.  The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

Written options

Number of							Unrealized
contracts				Expiration	Premiums	Current	appreciation
(000)		Currency	Call options written	dates	received ($)	value ($)	(depreciation) ($)
34,000		EUR	3 Month LIBOR(14) Interest Rate Swap, strike @ 4.25%(5)	03/16/09	331,356	502,756	(171,400)
18,400		USD	3 Month LIBOR(13) Interest Rate Swap, strike @ 5.30%(5)	05/15/09	1,053,400	1,657,472	(604,072)
1,000		USD	Japanese Yen Options, strike @ 104.00(5)	03/17/10	52,625	71,229	(18,604)
0	(18)	USD	US Treasury Note 10 Year Futures, strike @ 118.00	05/23/08	27,455	12,750	14,705
					1,464,836	2,244,207	(779,371)

			Put options written
17,800		USD	3 Month LIBOR(13) Interest Rate Swap, strike @ 5.100(5)%	03/16/09	140,620	116,234	24,386
18,400		USD	3 Month LIBOR(13) Interest Rate Swap, strike @ 5.300%(5)	05/15/09	1,053,400	728,088	325,312
1,000		USD	Japanese Yen Options, strike @ 104.00(5)	03/10/10	52,625	34,061	18,564
0	(18)	USD	US Treasury Note 10 Year Futures, strike @ 114.00	05/23/08	17,892	18,062	(170)
					1,264,537	896,445	368,092
							411,279

(18)	Amount represents less than 500 contracts.

Written option activity for the nine months ended April 30, 2008 was as follows:

	Number of	Amounts of
	contracts	premiums
	(000)	received ($)
Options outstanding at July 31, 2007	80,700	1,007,573
Options written	267,002	3,919,363
Options terminated in closing purchase transactions	(234,102)	(1,793,178)
Options expired prior to exercise	(23,000)	(404,385)
Options outstanding at April 30, 2008	90,600	2,729,373

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

Futures contracts(19)

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency	Buy contracts	dates	Cost ($)	value ($)	(depreciation) ($)
132	EUR	90 Day Euribor Futures	June 2008	49,168,435	48,926,985	(241,450)
184	EUR	90 Day Euribor Futures	December 2008	68,484,140	68,401,780	(82,360)
578	USD	90 Day Euro Dollar Futures	September 2009	140,511,800	139,666,475	(845,325)
579	USD	90 Day Euro Dollar Futures	December 2009	140,400,262	139,611,375	(788,887)
3,378	USD	US Treasury Note 10 Year Futures	June 2008	389,222,508	391,214,625	1,992,117
				787,787,145	787,821,240	34,095

		Sale contracts		Proceeds ($)
179	EUR	Euro Bund 10 Year Futures	June 2008	32,541,847	31,789,610	752,237
665	EUR	Euro Schatz 2 Year Futures	June 2008	108,990,016	107,509,552	1,480,464
18	JPY	Japan Bond 10 Year Futures	June 2008	23,955,316	23,449,431	505,885
1,387	USD	US Treasury Note 2 Year Futures	June 2008	298,053,295	294,997,562	3,055,733
1,463	USD	US Treasury Note 5 Year Futures	June 2008	164,984,945	163,833,141	1,151,804
				628,525,419	621,579,296	6,946,123
						6,980,218

(19)	Restricted cash of $8,660,000 has been delivered to broker as initial margin for futures contracts.

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

Forward foreign currency contracts

					Unrealized
	Contracts to	In		Maturity	appreciation
	deliver	exchange for		dates	(depreciation) ($)
Brazilian Real	3,082,288	USD	1,752,000	07/02/08	(72,071)
Brazilian Real	1,050,624	USD	576,000	12/02/08	(22,390)
Brazilian Real	2,667,500	USD	1,460,000	12/02/08	(59,292)
Brazilian Real	4,181,545	USD	2,330,000	12/02/08	(51,626)
Euro	16,136,000	USD	25,628,325	05/29/08	462,794
Great Britain Pound	280,000	USD	552,227	05/19/08	(3,795)
Great Britain Pound	18,190,000	USD	35,876,173	05/19/08	(245,384)
Japanese Yen	1,594,308,000	USD	15,711,703	05/12/08	368,138
South Korean Won	2,937,622,000	USD	2,939,827	08/04/08	12,514
South Korean Won	2,937,622,000	USD	2,940,268	08/04/08	12,955
United States Dollar	1,257,670	CAD	1,281,000	05/20/08	14,063
United States Dollar	4,840,339	JPY	484,000,000	05/12/08	(182,339)
United States Dollar	10,252,700	JPY	992,000,000	05/12/08	(705,726)
United States Dollar	6,200,000	KRW	5,875,244,000	08/04/08	(345,374)
United States Dollar	29,490	MXN	317,654	07/10/08	517
United States Dollar	30,269	MXN	326,140	07/10/08	540
United States Dollar	31,659	MXN	341,309	07/10/08	583
United States Dollar	6,200,000	MYR	20,208,900	08/04/08	187,185
United States Dollar	6,200,000	PHP	254,820,000	08/22/08	(217,760)
United States Dollar	6,200,000	RUB	152,644,000	07/10/08	236,209
United States Dollar	6,200,000	SGD	8,841,510	08/28/08	350,936
					(259,323)

Currency type abbreviations:

CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
RUB	Russian Ruble
SGD	Singapore Dollar
USD	US Dollar

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

Interest rate swaps(5)

			Rate type						Unrealized
	Notional amount (000)	Termination dates	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)		Upfront payments received (made) ($)	Value ($)	appreciation (depreciation) ($)
AUD	8,900	03/15/09	8.005	(19)	7.000		97,881	(98,893)	(1,012)
AUD	17,000	09/15/09	7.853	(20)	7.000		21,822	(104,580)	(82,758)
AUD	17,000	09/15/09	7.853	(20)	7.000		35,638	(104,580)	(68,942)
BRL	36,000	04/01/10	—	(21)	12.948		(56,811)	17,471	(39,340)
EUR	300	12/15/11	4.000		4.884	(22)	(314)	6,275	5,961
EUR	1,200	03/15/12	—	(23)	1.983		(2,462)	(36,347)	(38,809)
EUR	2,400	03/15/12	—	(23)	1.948		(1,764)	(74,406)	(76,170)
GBP	65,300	03/14/10	5.838	(24)	5.300		—	(209,048)	(209,048)
GBP	2,400	09/17/18	5.000		5.838	(24)	(52,826)	53,280	454
MXN	32,000	11/04/16	7.930	(25)	8.170		16,807	(41,883)	(25,076)
MXN	86,000	11/04/16	7.930	(25)	8.170		(117,559)	(125,472)	(243,031)
NZD	6,435	06/15/09	9.038	(26)	7.250		32,689	(63,207)	(30,518)
USD	42,800	06/18/10	2.850	(27)	4.000		(1,185,889)	687,711	(498,178)
USD	206,200	06/18/10	2.850	(27)	4.000		(5,713,326)	3,313,224	(2,400,102)
USD	74,800	06/17/11	4.000		2.850	(27)	(78,540)	(345,803)	(424,343)
USD	39,400	06/18/13	2.850	(27)	4.000		631,569	278,897	910,466
USD	37,900	12/21/16	5.000		2.850	(27)	(198,596)	(150,609)	(349,205)
USD	13,400	06/18/18	5.000		2.850	(27)	897,800	(647,693)	250,107
USD	81,400	06/18/18	5.000		2.850	(27)	5,510,780	(3,934,492)	1,576,288
USD	3,500	06/18/23	5.000		2.850	(27)	209,195	(125,593)	83,602
USD	22,500	06/18/23	5.000		2.850	(27)	1,322,438	(807,384)	515,054
USD	2,800	12/15/25	5.000		2.850	(27)	137,508	(96,948)	40,560
USD	28,700	06/18/28	5.000		2.850	(27)	(693,105)	(835,803)	(1,528,908)
USD	1,700	06/15/31	6.000		2.850	(27)	(115,175)	(290,711)	(405,886)
USD	2,500	12/17/31	6.000		2.850	(27)	(87,975)	(430,545)	(518,520)
							609,785	(4,167,139)	(3,557,354)

(19)	Rate based on 6 Month LIBOR (AUD on Interbank Offered Rate).
(20)	Rate based on 3 Month LIBOR (AUD on Interbank Offered Rate).
(21)

At the maturity date, the Portfolio will make or receive a payment depending on the movement of the Brazil CETIP (Central of Custody and Settlement of Private Bonds) Interbank Deposit Rate versus the fixed rate set at inception of the swap.

(22)	Rate based on 6 Month LIBOR (EUR on Interbank Offered Rate).
(23)	At the maturity date, the Portfolio will make or receive a payment depending on the movement of the France CPI Excluding Tobacco Index, versus the fixed rate set at inception of the swap.
(24)	Rate based on 6 Month LIBOR (GBP on Interbank Offered Rate).
(25)	Rate based on Mexican 28-day TIIE, Tasa de Interes Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate).
(26)	Rate based on 3 Month LIBOR (NZD on Interbank Offered Rate).
(27)	Rate based on 3 Month LIBOR (London Interbank Offered Rate).

AUD Australian Dollar
BRL Brazilian Real
EUR Euro
GBP Great Britain Pound
MXN Mexican Peso
NZD New Zealand Dollar
USD US Dollar

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

Credit default swaps(5)

	Notional		Rate type						Unrealized
	amount (000)	Termination dates	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)		Upfront payments received (made)	Value ($)	appreciation (depreciation)
USD	2,400	09/20/08	0.000	(28)	0.070		—	(1,043)	(1,043)
USD	800	03/20/10	0.000	(29)	8.250		—	104,376	104,376
USD	2,100	09/20/12	0.000	(30)	5.600		—	(327,550)	(327,550)
USD	2,500	09/20/12	0.000	(31)	5.150		—	(179,438)	(179,438)
USD	2,600	09/20/12	0.000	(31)	5.550		—	(154,707)	(154,707)
USD	3,600	09/20/12	0.000	(30)	4.850		—	(629,996)	(629,996)
USD	3,300	10/20/12	0.000	(32)	1.020		—	(114,465)	(114,465)
USD	300	12/20/12	0.000	(33)	6.700		—	(30,994)	(30,994)
USD	1,000	12/20/12	0.000	(34)	2.870		—	(40,241)	(40,241)
USD	1,000	12/20/12	0.000	(34)	2.900		—	(39,151)	(39,151)
USD	7,200	12/20/12	0.000	(35)	0.990		—	162,147	162,147
USD	9,000	12/20/12	0.000	(35)	0.600		398,298	(135,479)	262,819
USD	10,000	12/20/12	0.000	(35)	0.880		—	177,860	177,860
USD	10,000	12/20/12	0.000	(35)	1.160		—	298,373	298,373
USD	19,873	12/20/12	0.000	(36)	2.050		—	734,483	734,483
USD	44,000	12/20/12	0.000	(35)	0.720		—	935,572	935,572
USD	3,000	03/20/13	0.000	(37)	2.073		—	167,253	167,253
USD	3,900	03/20/13	0.000	(37)	2.030		—	210,086	210,086
USD	15,500	03/20/13	0.000	(38)	1.310		—	288,174	288,174
USD	2,100	06/20/13	0.850		0.000	(39)	—	(14,562)	(14,562)
USD	5,300	06/20/13	0.000	(35)	1.550		(76,636)	149,338	72,702
							321,662	1,560,036	1,881,698

(28)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Proctor & Gamble Co. bond, 4.950%, due 08/15/14.
(29)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Bear Stearns Co., Inc. bond, 5.300%, due 10/30/15.
(30)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the General Motors Acceptance Corporation bond, 6.875%, due 08/28/12.
(31)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Ford Motor Credit Co. bond, 7.000%, due 10/01/13.
(32)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Gazprom International SA bond, 7.201%, due 02/01/20.
(33)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the General Motors Corp. bond, 7.125%, due 07/15/13.
(34)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the SLM Corp. bond, 5.125%, due 08/27/12.
(35)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the CDX North America Investment Grade Index.
(36)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the CDX High Yield Index.
(37)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Metlife, Inc. bond, 5.000%, due 06/15/15.
(38)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Citigroup, Inc. bond, 6.500%, due 01/18/11.
(39)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Autozone, Inc. bond, 5.875%, due 10/15/12.

USD US Dollar

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	90.5
Germany	2.9
United Kingdom	2.5
Brazil	1.1
Spain	1.1
Japan	0.5
Luxembourg	0.5
France	0.4
Mexico	0.3
Cayman Islands	0.1
Virgin Islands	0.1
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2008.

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—97.80%
Alabama — 0.45%
Montgomery Special Care Facilities Financing Authority Revenue Capital Appreciation Refunding Series B-2 (Escrowed to Maturity) (FSA Insured)
5.000%, due 11/15/10	1,500,000	1,589,685

Alaska — 2.73%
Alaska Housing Finance Corp. General Housing Series C (MBIA Insured)
5.000%, due 12/01/13	1,110,000	1,198,056
Alaska Housing Finance Corp. Mortgage Series A-2
5.650%, due 12/01/10(1)	970,000	987,925
Alaska International Airports Revenue Refunding Series A (MBIA Insured)
5.500%, due 10/01/15(1)	3,500,000	3,658,305
North Slope Boro Series A (MBIA Insured)
5.000%, due 06/30/16	2,000,000	2,164,860
Northern Tobacco Securitization Corp. Alaska Tobacco Settlement Asset-Backed Bonds
4.750%, due 06/01/15	630,000	636,401
Series A,
4.625%, due 06/01/23	975,000	907,189
		9,552,736
Arizona — 1.39%
Arizona State Transportation Board Excise Tax Revenue Maricopa County Regional Area Road Fund
5.000%, due 07/01/15	2,000,000	2,191,340
Pima County Hospital Revenue St. Joseph Hospital Project (Escrowed to Maturity)
7.500%, due 01/01/09	10,000	10,304
Pima County Industrial Development Authority Single-Family Mortgage Revenue Capital Appreciation Series B (FNMA/GNMA Collateralized)
4.550%, due 09/01/25(1)	965,000	947,669
San Manuel Entertainment Series 04-C
4.500%, due 12/01/16(2)	1,800,000	1,712,358
		4,861,671
Arkansas — 0.00%
Springdale Residential Housing Mortgage Series A (FNMA Collateralized)
7.650%, due 09/01/11	4,149	4,234

California — 5.99%
California Pollution Control Financing Kaiser Steel Corp. Project (Escrowed to Maturity)
7.250%, due 10/01/08	20,000	20,368
California State
5.000%, due 03/01/17	2,000,000	2,121,560
5.000%, due 08/01/19	3,000,000	3,148,950

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes— (continued)
California— (concluded)
California Statewide Communities Development Authority Pollution Control Revenue Refunding Southern California Edison Company Series A (Mandatory Put 04/01/13 @ 100) (XL Capital Insured)
4.100%, due 04/01/28	1,000,000	985,960
California Statewide Communities Development Authority Revenue St. Joseph Series F (FSA Insured)
5.250%, due 07/01/18	1,500,000	1,644,150
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Asset-Backed Senior Series A-1
4.500%, due 06/01/27	6,795,000	6,071,808
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Asset-Backed Series A-3 (Pre-refunded with Agency Securities to 06/01/13 @ 100)
7.875%, due 06/01/42	1,000,000	1,200,630
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Enhanced Asset-Backed Series A (AMBAC Insured)
5.000%, due 06/01/20	1,200,000	1,202,304
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue
Series A-1 (Pre-refunded with Agency Securities to 06/01/08 @100),
5.000%, due 06/01/21	430,000	430,783
Series 2003-A-1 (Pre-refunded with Agency Securities to 06/01/13 @ 100),
6.750%, due 06/01/39	2,500,000	2,878,600
Sacramento Utility District Electric Revenue, White Rock Project (Escrowed to Maturity)
6.750%, due 03/01/10	195,000	204,900
6.800%, due 05/01/10	135,000	140,605
Tobacco Securitization Authority Northern California Tobacco Settlement Revenue Asset-Backed Bonds Series A-1
4.750%, due 06/01/23	945,000	891,437
		20,942,055
Connecticut — 0.57%
Stamford Housing Authority Multi-Family Revenue Refunding Fairfield Apartments Project (Mandatory Put 12/01/08 @ 100)
4.750%, due 12/01/28(1)	2,000,000	2,001,760

District of Columbia — 0.92%
District of Columbia Housing Finance Authority Certificates of Participation (Radian Insured)
4.850%, due 06/01/08	75,000	75,076
Metropolitan Airport Authority System Refunding
Series A (FGIC Insured),
5.750%, due 10/01/14(1)	1,000,000	1,050,160
Series A (MBIA Insured),
5.000%, due 10/01/12(1)	1,000,000	1,034,660
Series D (MBIA Insured),
5.250%, due 10/01/12(1)	1,000,000	1,043,840
		3,203,736

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes— (continued)
Florida — 3.98%
Citizens Property Insurance Corp. Refunding Senior Secured High Risk Account Series A (MBIA Insured)
5.000%, due 03/01/14	2,000,000	2,109,460
Florida Department of Children’s & Family Services Certificates of Participation (Florida Civil Commitment Center) (MBIA Insured)
5.000%, due 04/01/14	1,065,000	1,148,240
Gainesville Utilities Systems Revenue Series B
6.500%, due 10/01/12	1,795,000	2,042,800
Miami-Dade County Aviation Revenue Refunding Miami International Airport Series D (MBIA Insured)
5.250%, due 10/01/14(1)	1,000,000	1,033,980
Orlando & Orange County Expressway Authority Expressway Revenue Junior Lien (MBIA-IBC/FGIC Insured)
8.250%, due 07/01/16	2,595,000	3,391,821
Palm Beach County School Board Certificates of Participation Series A (FSA Insured)
5.000%, due 08/01/12	1,305,000	1,400,709
Tampa Utilities Tax & Special Revenue Refunding Series B (AMBAC Insured)
5.750%, due 10/01/15	1,000,000	1,139,220
Tampa-Hillsborough County Expressway Authority Revenue (AMBAC Insured)
5.000%, due 07/01/14	1,535,000	1,650,232
		13,916,462
Georgia — 1.23%
Fulton De Kalb Hospital Authority Hospital Revenue Refunding Certificates (FSA Insured)
5.250%, due 01/01/15	2,000,000	2,188,160
Henry County School District Series A
6.450%, due 08/01/11	1,065,000	1,137,697
Main Street Natural Gas, Inc. Gas Project Revenue Series B
5.000%, due 03/15/15	1,000,000	983,970
		4,309,827
Guam — 0.30%
Guam Education Financing Foundation Certificates of Participation, Guam Public Schools Project Series A
5.000%, due 10/01/12	1,000,000	1,045,050

Hawaii — 0.30%
Hawaii State Harbor Systems Revenue Series A (FSA Insured)
5.000%, due 01/01/13(1)	1,000,000	1,043,890

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes— (continued)
Idaho — 0.21%
Idaho Housing & Finance Association Single-Family Mortgage
Series G-2, Class III,
5.950%, due 07/01/19(1)	500,000	516,630
Subseries D-3,
5.150%, due 07/01/13(1)	200,000	201,708
		718,338
Illinois — 8.57%
Belleville St. Clair County (Escrowed to Maturity) (MGIC Insured)
7.250%, due 11/01/09	100,000	105,264
Chicago O’Hare International Airport Revenue Passenger Facility Second Lien Series A (AMBAC Insured)
5.500%, due 01/01/10(1)	1,000,000	1,026,860
Chicago O’Hare International Airport Revenue Refunding General Airport Third Lien Series B (FGIC Insured)
5.250%, due 01/01/14	1,000,000	1,066,450
Chicago School Finance Authority Refunding Series A (FGIC Insured)
6.250%, due 06/01/09	2,000,000	2,039,320
Cook County Forest Preservation District (AMBAC Insured)
5.000%, due 11/15/19	5,180,000	5,553,892
Illinois Development Finance Authority Revenue DePaul University Series C
5.500%, due 10/01/13	1,000,000	1,078,210
Illinois Development Finance Authority Revenue Refunding Community Rehabilitation Providers Series A
5.900%, due 07/01/09	650,000	655,726
Illinois Development Finance Authority Revenue School District Program School District No. U-46 (FSA Insured)
5.150%, due 01/01/19	2,000,000	2,203,540
Illinois Educational Facilities Authority Revenue Evangelical Hospital Series A (Escrowed to Maturity)
6.750%, due 04/15/17	660,000	767,943
Illinois Finance Authority Revenue Swedish America Hospital (AMBAC Insured)
5.000%, due 11/15/11	1,170,000	1,231,507
Illinois Finance Authority Student Housing Revenue MJH Education Assistance IV Senior Series A
5.000%, due 06/01/08	700,000	667,135
Illinois Health Facilities Authority Revenue Advocate Network (Escrowed to Maturity)
6.000%, due 11/15/10	3,250,000	3,523,780
Illinois Health Facilities Authority Revenue University of Chicago Hospital & Health (MBIA Insured)
5.000%, due 08/15/12	2,000,000	2,127,760

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes— (continued)
Illinois— (concluded)
Illinois Health Facilities Authority Revenue Unrefunded Balance Advocate Network
6.000%, due 11/15/10	2,740,000	2,946,295
Illinois Municipal Electric Agency Power Supply Refunding Series C (FGIC Insured)
5.000%, due 02/01/16	1,200,000	1,264,188
Regional Transportation Authority Series A (FSA Insured)
5.750%, due 06/01/18	3,000,000	3,451,740
St. Clair County Certificates of Participation Series A (FSA Insured)
5.000%, due 10/01/08	285,000	288,486
		29,998,096
Indiana — 2.14%
Indiana Health Facility Financing Authority Revenue Ascension Health Subordinated Credit Series A (Mandatory Put 04/01/10 @ 100)
5.000%, due 10/01/27	5,000,000	5,179,350
Indiana University Revenues Student Fees Series S
5.000%, due 08/01/19	1,185,000	1,278,414
Indianapolis Local Public Improvement Bond Bank Airport Authority Series F (AMBAC Insured)
5.250%, due 01/01/13(1)	1,000,000	1,037,170
		7,494,934
Iowa — 2.63%
Iowa Finance Authority Revenue Revolving Fund
5.250%, due 02/01/14	3,310,000	3,556,761
Tobacco Settlement Authority Asset-Backed Revenue Bonds Series B (Pre-refunded with Agency Securities to 06/01/11 @ 101)
5.600%, due 06/01/35	5,175,000	5,631,383
		9,188,144
Kentucky — 0.78%
Kentucky Asset/Liability Commission Agency Fund Revenue Project Notes Federal Highway Trust First Series (MBIA Insured)
5.000%, due 09/01/15	1,010,000	1,107,637
Louisville & Jefferson County Regional Airport Authority Airport Systems Revenue Series A (FSA Insured)
5.750%, due 07/01/13(1)	1,505,000	1,625,039
		2,732,676
Louisiana — 1.78%
East Baton Rouge Parish Woman’s Hospital Foundation (Escrowed to Maturity)
7.200%, due 10/01/08	65,000	66,251

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes— (continued)
Louisiana— (concluded)
Jefferson Parish Home Mortgage Authority Single-Family Housing Revenue Refunding Series D-1 (FNMA/GNMA Collateralized)
5.600%, due 06/01/10(1)	25,000	25,247
Jefferson Parish Home Mortgage Authority Single-Family Mortgage Revenue Series A (GNMA/FNMA and FHA/VA/USDA Mortgages Insured)
5.125%, due 06/01/26(1)	1,285,000	1,310,700
Louisiana Public Facilities Authority Revenue Hurricane Recovery Project (AMBAC Insured)
5.000%, due 06/01/15	2,880,000	3,101,933
New Orleans Aviation Board Revenue New Orleans Aviation Series B2 Refunding (FSA Insured)
5.000%, due 01/01/12(1)	1,655,000	1,716,020
		6,220,151
Maryland — 1.43%
Maryland Community Development Administration Department Housing & Community Development Series D
4.650%, due 09/01/22(1)	3,000,000	2,839,140
Maryland State & Local Facilities Loan Second Series
5.000%, due 08/01/12	2,000,000	2,164,900
		5,004,040
Massachusetts — 5.64%
Massachusetts Bay Transportation Authority Massachusetts Sales Tax Revenue Series B
5.250%, due 07/01/21	6,000,000	6,706,140
Massachusetts Health & Educational Facilities Authority Revenue Partners Healthcare Systems Series G-5
5.000%, due 07/01/19	1,000,000	1,050,200
Massachusetts State Consolidated Loan Series D (Pre-refunded with US Government Securities to 12/01/14 @100) (FSA Insured)
5.000%, due 12/01/23	1,250,000	1,354,887
Massachusetts State Development Finance Agency Solid Waste Disposal Revenue Waste Management Income Project
5.450%, due 06/01/14(1)	2,000,000	2,011,200
Massachusetts State Housing Finance Agency Series D
3.900%, due 12/01/17(1)	2,000,000	2,007,780
Massachusetts State Series B
5.000%, due 11/01/14	5,000,000	5,499,950
5.000%, due 11/01/16 (FSA Insured)	1,000,000	1,105,080
		19,735,237

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes— (continued)
Michigan — 2.08%
Detroit Sewer Disposal Revenue Second Lien Series D-2 (Mandatory Put 01/01/12 @ 100) (MBIA Insured)
5.500%, due 07/01/32(3)	2,000,000	2,083,980
Detroit Sewer Disposal Revenue Senior Lien Series A (FSA Insured)
5.250%, due 07/01/19	2,500,000	2,750,725
Michigan State Housing Development Authority Series A
4.550%, due 12/01/14(1)	2,395,000	2,427,021
		7,261,726
Minnesota — 1.59%
Minnesota State Highway & Various Purpose
5.000%, due 08/01/16	5,000,000	5,542,750
Moorhead Residential Mortgage (Escrowed to Maturity) (FHA/VA Insured)
7.100%, due 08/01/11	25,000	26,930
		5,569,680
Missouri — 2.61%
Missouri State Health & Educational Facilities Authority Health Facilities Revenue St. Lukes Health Systems Series A (FSA Insured)
5.000%, due 11/15/16	2,000,000	2,153,660
5.000%, due 11/15/17	2,500,000	2,683,500
Springfield Public Building Corp. Leasehold Revenue Springfield Branson Airport Series B (AMBAC Insured)
5.000%, due 07/01/13(1)	2,075,000	2,134,303
St. Louis Airport Revenue Lambert International Airport Series A (FSA Insured)
5.000%, due 07/01/13	2,000,000	2,153,380
		9,124,843
Nevada — 1.35%
Clark County Pollution Control Revenue Refunding Series C (Mandatory Put 03/02/09 @ 100)
3.250%, due 06/01/31(1),(3)	2,000,000	2,009,020
Las Vegas Valley Water District Refunding & Improvement Series A
5.000%, due 02/01/17	1,500,000	1,634,865
Reno Senior Lien Reno Transportation Project (Pre-refunded with US Government Securities to 06/01/12 @ 100) (AMBAC Insured)
5.125%, due 06/01/32	1,000,000	1,082,800
		4,726,685
New Jersey — 4.09%
New Jersey Economic Development Authority Revenue School Facilities Construction Series I
5.000%, due 09/01/14	1,000,000	1,090,470

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes— (continued)
New Jersey— (concluded)
New Jersey Transportation Trust Fund Authority Transportaion System Series B (AGC-ICC/FGIC Insured)
5.500%, due 12/15/20	1,500,000	1,714,845
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds (Escrowed to Maturity)
5.500%, due 06/01/11	1,000,000	1,082,570
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds (Pre-refunded with US Government Securities to 06/01/12 @ 100)
6.000%, due 06/01/37	1,000,000	1,110,140
Tobacco Settlement Financing Corp. (Pre-refunded with US Government Securities to 06/01/08 @ 100)
4.375%, due 06/01/19	235,000	235,343
Tobacco Settlement Financing Corp. (Pre-refunded with US Government Securities to 06/01/13 @ 100)
6.250%, due 06/01/43	2,000,000	2,280,640
6.750%, due 06/01/39	5,500,000	6,399,745
Tobacco Settlement Financing Corp. Series 1-A
4.500%, due 06/01/23	455,000	411,780
		14,325,533
New York — 5.45%
Nassau Health Care Corp. Health Systems Revenue (Pre-refunded with cash and US Government Securities to 08/01/09 @ 102) (FSA Insured)
6.000%, due 08/01/11	1,000,000	1,066,200
New York City Industrial Development Agency Special Facility Revenue Terminal One Group Association Project
5.000%, due 01/01/11(1)	4,000,000	4,115,440
New York City Transitional Finance Authority Revenue Refunding Future Tax Secured Series A
5.500%, due 11/01/26(3)	2,000,000	2,135,800
New York State Dorm Authority Lease Revenue, Series B (Mandatory Put 07/01/13 @ 100) (XL Capital Insured)
5.250%, due 07/01/32(3)	1,500,000	1,591,005
New York State Dorm Authority Revenue State University Educational Facitilies Series A
5.500%, due 05/15/13	1,000,000	1,080,180
New York State Dorm Authority State Personal Income Tax Revenue Education Series D
5.000%, due 03/15/15	2,500,000	2,742,975
New York State Urban Development Corp. Correctional & Youth Facilities Service (Pre-refunded with US Government Securities to 01/01/11 @ 100) Series A
5.500%, due 01/01/17	70,000	75,275

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes— (continued)
New York— (concluded)
Port Authority of New York & New Jersey (FGIC Insured)
5.000%, due 10/01/13(1)	6,000,000	6,274,680
		19,081,555
North Carolina — 0.31%
Iredell County Certificates of Participation Iredell County School Project (FSA Insured)
5.250%, due 06/01/15	1,000,000	1,100,060

North Dakota — 0.88%
South Dakota Health & Educational Facilities Authority Revenue Refunding Prairie Lakes Health Care (ACA/CBI Insured)
5.450%, due 04/01/13	3,030,000	3,093,024

Ohio — 2.08%
Buckeye Tobacco Settlement Financing Authority Asset-Backed Securities Turbo Series A-2
5.125%, due 06/01/24	3,000,000	2,816,760
Cleveland Waterworks Revenue Refunding First Mortgage Series G (MBIA Insured)
5.500%, due 01/01/13	2,265,000	2,386,517
Franklin County Revenue Refunding Trinity Health Credit Series A
5.000%, due 06/01/11	1,680,000	1,770,519
Ohio Housing Finance Agency Mortgage Revenue Residential Series B-2 (GNMA Collateralized)
5.350%, due 09/01/18(1)	310,000	312,796
		7,286,592
Oklahoma — 0.46%
Oklahoma Development Finance Authority Revenue St. John Health System
5.000%, due 02/15/16	1,500,000	1,590,195

Pennsylvania — 5.06%
Allegheny County Sanitation Authority Sewer Revenue (Pre-refunded with US Government Securities and a Repurchase Agreement to 12/01/10 @ 101) (MBIA Insured)
5.750%, due 12/01/15	800,000	869,952
Chester County Hospital Authority Revenue (Escrowed to Maturity)
7.500%, due 07/01/09	15,000	15,452
City of Philadelphia (CIFG Insured)
5.000%, due 08/01/17	4,395,000	4,569,701
Lancaster Sewer Authority (Escrowed to Maturity)
6.000%, due 04/01/12	35,000	37,240

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes— (continued)
Pennsylvania— (concluded)
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue Refunding Colver Project Series F (AMBAC Insured)
5.000%, due 12/01/12(1)	2,000,000	2,059,820
Pennsylvania Housing Finance Agency Single-Family Mortgage Revenue Series 97A
4.500%, due 10/01/22(1)	3,000,000	2,787,240
Pennsylvania State Higher Educational Facilities Authority Revenue Waynesburg Series J-4 (Mandatory Put 05/01/09 @ 100) (PNC Bank N.A. Insured)
3.300%, due 05/01/32(3)	3,000,000	3,034,530
Pennsylvania State Third Series (FSA Insured)
5.000%, due 09/01/14	2,000,000	2,196,480
Philadelphia Airport Revenue Series A (MBIA Insured)
5.000%, due 06/15/10(1)	1,000,000	1,023,800
Pittsburgh Refunding Series B (FSA Insured)
5.000%, due 09/01/14	1,000,000	1,095,240
		17,689,455
Puerto Rico — 5.63%
Puerto Rico Commonwealth Government Development Bank Senior Notes
Series B,
5.000%, due 12/01/14	1,500,000	1,531,560
Series C,
5.250%, due 01/01/15(1)	1,000,000	1,047,430
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Refunding Series CC
5.000%, due 07/01/13	1,070,000	1,123,800
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue (Assured Guaranty FSA)
5.500%, due 07/01/25	2,000,000	2,204,400
Puerto Rico Commonwealth Refunding Public Improvement Series A
5.000%, due 07/01/13	1,000,000	1,023,000
Puerto Rico Commonwealth Refunding Series A (Mandatory Put 07/01/12 @ 100)
5.000%, due 07/01/30(3)	1,000,000	1,022,190
Puerto Rico Public Buildings Authority Revenue Guaranteed Government Facilities Series N (Commonwealth GTD)
5.500%, due 07/01/18	2,000,000	2,074,920
Puerto Rico Public Buildings Authority Revenue Guaranteed Refunding Government Facilities
Series J (Mandatory Put 07/01/12 @ 100) (Commonwealth GTD),
5.000%, due 07/01/28(3)	3,000,000	3,101,190
Series M (Commonwealth GTD),
5.750%, due 07/01/16	2,000,000	2,115,240

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes— (continued)
Puerto Rico— (concluded)
Puerto Rico Public Finance Corp. Refunding Commonwealth Appropriations Series A (Mandatory Put 02/01/12 @ 100) (Government Development Bank for Puerto Rico Insured)
5.750%, due 08/01/27(3)	4,250,000	4,443,332
		19,687,062
South Carolina — 0.16%
South Carolina Housing Finance & Development Authority Mortgage Revenue Series A-2 (FSA Insured)
4.700%, due 07/01/20(1)	565,000	568,379

Tennessee — 4.76%
Clarksville Natural Gas Acquisition Corp. Gas Revenue
5.000%, due 12/15/14	2,000,000	1,978,040
Metropolitan Government Nashville & Davidson County Water Sewer Revenue Cab Converter Refunding (FGIC/TCRs)
7.700%, due 01/01/12	8,300,000	9,132,490
Tennessee Energy Acquisition Corp. Series A
5.000%, due 09/01/11	2,500,000	2,530,675
5.000%, due 09/01/13	3,000,000	3,019,770
		16,660,975
Texas — 12.11%
Cypress-Fairbanks Independent School District Schoolhouse (PSF-GTD)
5.000%, due 02/15/18	2,500,000	2,696,125
Dallas-Fort Worth International Airport Revenue Refunding & Improvement Series A (FGIC Insured)
5.750%, due 11/01/13(1)	2,000,000	2,066,580
Fort Worth Independent School District (PSF-GTD)
5.000%, due 02/15/15	2,000,000	2,185,280
Harris County Flood Control District Refunding Contract Series A
5.250%, due 10/01/18	2,000,000	2,214,840
Harris County Health Facilities Development Corp. Hospital Revenue Memorial Hospital System Project Series A (MBIA Insured)
6.000%, due 06/01/12	1,000,000	1,096,020
Harris County Hospital District Revenue Refunding Senior Lien Series A (MBIA Insured)
5.000%, due 02/15/18	1,675,000	1,769,269
Houston Texas Airport Systems Revenue (Escrowed to Maturity)
7.600%, due 07/01/10	140,000	147,671
Houston Utilities Systems Revenue Refunding Combined First Lien Series A (FSA Insured)
5.250%, due 11/15/17	2,500,000	2,778,300

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes— (continued)
Texas— (concluded)
Katy Independent School District School Building Series A (PSF-GTD)
5.000%, due 02/15/14	2,000,000	2,147,900
Keller Independent School District Refunding (PSF-GTD)
5.000%, due 08/15/16	1,500,000	1,621,845
Midlothian Development Authority Tax Increment Contract Revenue Refunding Series A (Radian Insured)
5.000%, due 11/15/14	560,000	576,666
North Texas Health Facilities Development Corp. Hospital Revenue United Regional Health Care Systems (FSA Insured)
5.000%, due 09/01/21	1,450,000	1,511,422
5.000%, due 09/01/22	1,400,000	1,449,560
Pasadena Independent School District School Building (PSF-GTD)
5.000%, due 02/15/14	1,160,000	1,262,045
Red River Authority Pollution Control (MBIA Insured)
4.450%, due 06/01/20	2,500,000	2,406,150
Round Rock Independent School District (PSF-GTD)
5.000%, due 08/01/16	2,750,000	2,999,040
SA Energy Acquisition Public Facility Corp. Gas Supply Revenue
5.250%, due 08/01/17	1,000,000	1,008,740
San Antonio General Improvement
5.000%, due 02/01/14	3,880,000	4,228,152
Schertz-Cibolo-Universal City Independent School District School Building Series A (PSF-GTD)
5.000%, due 02/01/14	1,500,000	1,631,310
Tarrant County Health Facilities Development Corp. Health Systems Revenue Texas Health Resources Systems Series A (Escrowed to Maturity) (MBIA Insured)
5.750%, due 02/15/15	3,000,000	3,375,390
Texas Municipal Gas Acquisition & Supply Corp. I Gas Supply Revenue Senior Lien Series A
5.000%, due 12/15/11	1,000,000	1,004,310
Texas Municipal Power Agency Revenue (Escrowed to Maturity) (MBIA Insured)
6.100%, due 09/01/13(4)	25,000	20,821
University of Texas Revenue Refunding Financing Systems Series D
5.000%, due 08/15/17	2,000,000	2,190,200
		42,387,636
Utah — 0.54%
Utah State Housing Finance Agency Single-Family Mortgage Series G-3, Class III
5.700%, due 07/01/15(1)	785,000	787,928

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes— (continued)
Utah— (concluded)
Utah State Series A (Pre-refunded with US Government Securities to 07/01/13 @ 100)
5.000%, due 07/01/15	1,000,000	1,092,570
		1,880,498
Virginia — 1.82%
Fairfax County Economic Development Authority Resource Recovery Revenue Refunding Series A (AMBAC Insured)
6.100%, due 02/01/11(1)	2,000,000	2,106,920
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds (Pre-refunded with FNMA obligations to 06/01/15 @ 100)
5.625%, due 06/01/37	3,810,000	4,261,371
		6,368,291
Washington — 3.77%
Energy Northwest Electric Revenue Columbia Station Series A
5.000%, due 07/01/23	2,500,000	2,598,375
Energy Northwest Electric Revenue Refunding Project 1 Series A
5.000%, due 07/01/16	1,515,000	1,649,350
Energy Northwest Electric Revenue Refunding Project 3 Series A
5.500%, due 07/01/13	1,000,000	1,107,730
Port Seattle Revenue Series B (AMBAC Insured)
5.000%, due 10/01/12(1)	1,425,000	1,466,852
Washington Health Care Facilities Authority Overlake Hospital Medical Center Series A (Assured Guaranty Insured)
5.000%, due 07/01/16	1,000,000	1,061,740
Washington State Public Power Supply Systems Nuclear Project No. 1 Revenue Refunding Series B
7.125%, due 07/01/16	3,000,000	3,706,590
Washington State Series 93-A (Escrowed to Maturity)
5.750%, due 10/01/12	20,000	21,421
Washington State Unrefunded Balance Series 93-A (FSA Insured)
5.750%, due 10/01/12	1,480,000	1,585,850
		13,197,908
Wisconsin — 1.41%
Badger Tobacco Asset Securitization Corp.
5.500%, due 06/01/10	2,150,000	2,184,981
Badger Tobacco Asset Securitization Corp. Asset-Backed Revenue Bonds
5.750%, due 06/01/11	1,640,000	1,687,904

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes— (concluded)
Wisconsin— (concluded)
Wisconsin State Certificates of Participation Master Lease Series A (MBIA Insured)
5.000%, due 03/01/13	1,000,000	1,071,170
		4,944,055
Wyoming — 0.60%
Sweetwater County Improvement Projects Joint Powers Board Lease Revenue Bonds (MBIA Insured)
5.000%, due 06/15/13	2,000,000	2,093,300
Total municipal bonds and notes (cost—$341,661,642)		342,200,174

Short-term municipal notes(5)—0.77%
Kansas — 0.26%
Kansas State Department of Transportation Highway Revenue Series B-1
2.550%, due 05/01/08	900,000	900,000

Massachusetts — 0.14%
Massachusetts Health & Educational Facilities Authority Revenue Amherst College Series J-2
2.400%, due 05/01/08	500,000	500,000

New York — 0.06%
New York City Municipal Water Financing Authority Water & Sewer System Revenue Series F Subseries F-2
2.530%, due 05/01/08	200,000	200,000

North Carolina — 0.17%
University of North Carolina Hospital Chapel Hill Revenue Series A
2.680%, due 05/01/08	600,000	600,000

North Dakota — 0.14%
Grand Forks Hospital Facilities Revenue United Hospital Obligation Group Project
2.680%, due 05/01/08	500,000	500,000
Total short-term municipal notes (cost—$2,700,000)		2,700,000

	Number of shares
Tax-free money market fund(6)—0.02%
State Street Global Advisors Tax Free Money Market Fund
2.410% (cost—$58,748)	58,748	58,748
Total investments (cost — $344,420,390)(7)— 98.59%		344,958,922
Other assets in excess of liabilities — 1.41%		4,942,949
Net assets — 100.00%		349,901,871

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

(1)	Security subject to Alternative Minimum Tax.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.49% of net assets as of April 30, 2008, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)	Floating rate security. The interest rate shown is the current rate as of April 30, 2008.
(4)	Zero coupon bond; interest rate represents annualized yield at date of purchase.
(5)	Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates. The interest rates shown are the current rates as of April 30, 2008.
(6)	Rate shown reflects yield at April 30, 2008.
(7)

Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2008 were $3,716,509 and $3,177,977, respectively, resulting in net unrealized appreciation of investments of $538,532.

ACA	American Capital Access
AGC	Associated General Contractors
AMBAC	American Municipal Bond Assurance Corporation
CBI	Certificates of Bond Insurance
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GTD	Guaranteed
IBC	Insured Bond Certificate
ICC	International Code Council
MBIA	Municipal Bond Investors Assurance
MGIC	Mortgage Guaranty Insurance Corporation
PSF	Permanent School Fund
TCRs	Transferable Custodial Receipts
USDA	United States Department of Agriculture
VA	Veterans Administration

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2008.

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

		Face amount(1)	Value ($)
Long-term global debt securities—94.41%
Australia — 0.29%
Australia & New Zealand Banking Group Ltd.
4.450%, due 02/05/15(2)	EUR	450,000	682,762
BHP Billiton Finance
4.125%, due 05/05/11	EUR	900,000	1,364,707
			2,047,469
Austria — 3.53%
Republic of Austria
3.800%, due 10/20/13		1,870,000	2,879,852
4.000%, due 07/15/09		13,950,000	21,783,547
			24,663,399
Belgium — 1.27%
Kingdom of Belgium
4.250%, due 09/28/13		3,365,000	5,272,357
5.500%, due 03/28/28		1,830,000	3,113,055
8.000%, due 03/28/15		250,000	476,773
			8,862,185
Brazil — 0.17%
Federal Republic of Brazil
8.000%, due 01/15/18	USD	1,050,000	1,197,000

Canada — 0.43%
Government of Canada
4.000%, due 06/01/16		910,000	936,818
5.750%, due 06/01/33		1,640,000	2,034,880
			2,971,698
Cayman Islands — 0.37%
Pacific Life Funding LLC
5.125%, due 01/20/15	GBP	1,400,000	2,554,229

Denmark — 4.18%
Dong Energy A/S
3.500%, due 06/29/12	EUR	950,000	1,394,585
Kingdom of Denmark
4.000%, due 11/15/15		103,300,000	21,190,134
6.000%, due 11/15/11		21,830,000	4,840,847
Nykredit A/S
4.000%, due 01/01/12		8,613,000	1,770,959
			29,196,525
Finland — 1.05%
Government of Finland
5.750%, due 02/23/11		4,500,000	7,363,451

France — 14.97%
BNP Paribas
3.125%, due 12/06/15(2)		750,000	1,109,151
5.250%, due 01/23/14(2)		1,900,000	2,957,851
Caisse d’Amortissement de la Dette Sociale
3.625%, due 04/25/15		4,500,000	6,770,433
Credit Agricole (London)
5.971%, due 02/01/18		1,500,000	2,374,426

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

	Face amount(1)	Value ($)
Long-term global debt securities — (continued)
France— (concluded)
France Telecom
8.125%, due 01/28/33	350,000	680,675
French Treasury Notes
4.500%, due 07/12/12	24,910,000	39,580,307
Republic of France
4.000%, due 04/25/09	14,050,000	21,911,401
4.000%, due 04/25/55	1,250,000	1,689,139
5.000%, due 10/25/11	60,000	96,671
5.500%, due 04/25/10	9,460,000	15,211,806
5.750%, due 10/25/32	2,520,000	4,494,353
Societe Generale
4.875%, due 12/18/14(2)	2,100,000	3,232,842
5.250%, due 03/28/13	2,350,000	3,702,434
Veolia Environnement
4.375%, due 12/11/20	550,000	738,077
		104,549,566
Germany — 15.82%
Bayerische Landesbank
5.750%, due 10/23/17	1,550,000	2,307,700
Bundesobligation
4.250%, due 10/12/12	1,590,000	2,514,361
DEPFA Deutsche Pfandbriefbank AG
4.000%, due 03/15/13	1,500,000	2,301,422
Deutsche Bank AG
3.625%, due 03/09/17(2)	4,900,000	7,077,437
4.500%, due 03/07/11	1,700,000	2,619,985
Deutsche Boerse AG
5.000%, due 04/22/13	1,700,000	2,672,517
Deutsche Genossenschafts-Hypothekenbank
4.000%, due 10/31/16	4,050,000	6,099,050
Federal Republic of Germany
3.250%, due 07/04/15	800,000	1,186,703
3.500%, due 10/09/09	300,000	465,442
3.500%, due 01/04/16	27,610,000	41,441,514
3.750%, due 01/04/15	167,000	256,491
4.000%, due 07/04/16	605,000	935,637
4.000%, due 01/04/37	3,860,000	5,434,546
4.125%, due 07/04/08	4,500,000	7,018,378
4.250%, due 07/04/14	670,000	1,060,055
4.250%, due 07/04/17	200,000	315,179
4.750%, due 07/04/28	340,000	538,936
5.000%, due 07/04/11	400,000	645,454
5.000%, due 07/04/12	2,245,000	3,642,696
5.250%, due 01/04/11	710,000	1,149,195
5.375%, due 01/04/10	1,335,000	2,133,294
Kreditanstalt Fuer Wiederaufbau
3.500%, due 04/17/09	5,610,000	8,689,232
5.250%, due 07/04/12	4,100,000	6,655,447
NRW Bank
3.875%, due 01/27/20	2,300,000	3,346,519
		110,507,190

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

		Face amount(1)	Value ($)
Long-term global debt securities — (continued)
Ireland — 0.65%
Bank of Ireland Mortgage Bank
3.500%, due 09/22/09		2,550,000	3,906,732
UT2 Funding PLC
5.321%, due 06/30/16		540,000	646,132
			4,552,864
Japan — 16.22%
Bank of Tokyo-Mitsubishi UFJ
3.500%, due 12/16/15(2)	EUR	2,300,000	3,380,324
Development Bank of Japan
1.750%, due 03/17/17		130,000,000	1,269,116
2.300%, due 03/19/26		50,000,000	490,175
Government of Japan
1.400%, due 09/20/15		128,000,000	1,238,469
1.500%, due 09/20/14		648,000,000	6,329,567
1.700%, due 12/20/16		1,755,000,000	17,257,919
1.700%, due 03/20/17		3,046,400,000	29,862,044
1.900%, due 06/20/16		728,800,000	7,294,084
2.000%, due 03/20/16		3,483,000,000	35,130,084
2.200%, due 09/20/26		613,000,000	5,942,053
2.300%, due 12/20/36		380,000,000	3,527,132
Sumitomo Mitsui Banking
4.375%, due 10/15/15(3),(4)	EUR	1,250,000	1,559,109
			113,280,076
Luxembourg — 4.41%
European Investment Bank
1.400%, due 06/20/17	JPY	90,000,000	840,051
4.500%, due 01/14/13	GBP	1,775,000	3,460,643
4.625%, due 03/21/12	USD	18,500,000	19,336,737
6.000%, due 12/07/28	GBP	3,200,000	7,144,515
			30,781,946
Malaysia — 0.05%
Petronas Capital Ltd.
6.375%, due 05/22/09	EUR	200,000	317,440

Mexico — 0.25%
United Mexican States
5.500%, due 02/17/20	EUR	300,000	457,427
7.500%, due 03/08/10	EUR	800,000	1,323,861
			1,781,288
Netherlands — 5.35%
Bank Nederlandse Gemeenten
3.750%, due 12/16/13		200,000	304,236
4.375%, due 01/19/15	GBP	660,000	1,253,821
BAT Holdings BV
4.375%, due 09/15/14		1,650,000	2,399,138
BMW Finance NV
4.250%, due 01/22/14		450,000	681,155
Deutsche Telekom International Finance
8.125%, due 05/29/12		955,000	1,626,062
E.ON International Finance BV
5.750%, due 05/29/09		3,000,000	4,724,221

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

		Face amount(1)	Value ($)
Long-term global debt securities — (continued)
Netherlands— (concluded)
EDP Finance BV
5.375%, due 11/02/12(5)	USD	3,600,000	3,650,807
ELM BV (Swiss Reinsurance Co.)
5.252%, due 05/25/16(3),(4)		950,000	1,257,430
ENBW International Finance BV
4.875%, due 01/16/25		1,580,000	2,323,666
Generali Finance BV
6.214%, due 06/16/16(3),(4)	GBP	750,000	1,354,362
Government of the Netherlands
5.250%, due 07/15/08		1,451	2,270
5.500%, due 01/15/28		500	860
7.500%, due 01/15/23		2,020,000	4,133,804
Linde Finance BV
4.750%, due 04/24/17		1,040,000	1,573,722
Rabobank Nederland
5.000%, due 01/25/12	USD	6,700,000	6,985,092
RWE Finance BV
5.125%, due 07/23/18		900,000	1,397,145
Siemens Financieringsmat
6.125%, due 09/14/66(2)	GBP	650,000	1,168,532
TNT NV
5.375%, due 11/14/17		1,700,000	2,523,381
			37,359,704
Norway — 0.12%
Statkraft AS
4.625%, due 09/22/17	EUR	600,000	868,289
Peru — 0.47%
Republic of Peru
7.350%, due 07/21/25	USD	1,800,000	2,101,500
8.750%, due 11/21/33	USD	900,000	1,192,500
			3,294,000
Philippines — 0.32%
Republic of Philippines
8.375%, due 02/15/11	USD	2,000,000	2,202,400

Russia — 0.74%
Gaz Capital (Gazprom)
4.560%, due 12/09/12	EUR	3,200,000	4,573,927
8.625%, due 04/28/34	USD	100,000	116,750
Russian Ministry of Finance
3.000%, due 05/14/11	USD	500,000	477,962
			5,168,639
Spain — 0.78%
Santander Issuances
4.500%, due 09/30/19(2)		1,600,000	2,289,459
Telefonica Emisiones SAU
6.221%, due 07/03/17	USD	3,000,000	3,129,417
			5,418,876

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

		Face amount(1)	Value ($)
Long-term global debt securities — (continued)
Sweden — 9.19%
Kingdom of Sweden
3.500%, due 12/01/15		29,500,000	6,446,057
4.500%, due 08/12/15		62,900,000	10,783,638
6.750%, due 05/05/14		11,320,000	2,158,342
Nordea Bank AB
4.000%, due 09/30/16(2)	EUR	1,900,000	2,852,952
Sweden Government Bond
3.000%, due 07/12/16		24,800,000	3,832,528
3.750%, due 08/12/17		232,800,000	37,866,114
5.000%, due 12/01/20		1,340,000	242,332
			64,181,963
United Kingdom — 4.85%
Aviva PLC
5.250%, due 10/02/23(2)	EUR	1,500,000	2,198,439
Barclays Bank PLC
4.500%, due 03/04/19(2)	EUR	2,200,000	3,207,164
6.000%, due 01/23/18	EUR	3,550,000	5,632,506
HSBC Holdings PLC
3.625%, due 06/29/20(2)	EUR	1,050,000	1,397,097
6.250%, due 03/19/18	EUR	300,000	487,287
Lloyds TSB Bank PLC
5.625%, due 03/05/18(2)	EUR	800,000	1,242,924
Network Rail Infrastructure Finance
4.875%, due 11/27/15		705,000	1,392,098
Standard Chartered Bank
3.625%, due 02/03/17(2)	EUR	1,400,000	1,993,897
United Kingdom Treasury Bonds
4.000%, due 03/07/09		3,300,000	6,536,722
4.000%, due 09/07/16		194,000	370,617
4.250%, due 12/07/55		2,920,000	5,791,324
4.750%, due 09/07/15		460,000	927,469
5.000%, due 03/07/25		1,315,000	2,683,092
			33,860,636
United States — 8.93%
Bank of America Corp.
4.000%, due 03/28/18(2)	EUR	2,600,000	3,653,190
5.750%, due 12/01/17		5,000,000	5,094,700
Bank of New York Mellon
4.500%, due 04/01/13		1,820,000	1,814,023
BMW US Capital LLC
2.750%, due 09/23/10	EUR	1,150,000	1,717,478
Citigroup, Inc.
2.400%, due 10/31/25	JPY	46,100,000	346,680
Goldman Sachs Group, Inc.
5.950%, due 01/18/18		950,000	948,187
6.150%, due 04/01/18		700,000	708,086
IBM Corp.
5.700%, due 09/14/17		3,000,000	3,125,616
Inter-American Development Bank
4.750%, due 10/19/12		6,000,000	6,336,102
5.125%, due 09/13/16		12,000,000	12,943,716
JPMorgan Chase Bank N.A.
4.625%, due 05/29/17(2)	EUR	1,000,000	1,471,098

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

		Face amount(1)	Value ($)
Long-term global debt securities — (concluded)
United States — (concluded)
6.000%, due 10/01/17		4,850,000	5,035,231
Procter & Gamble Co.
4.875%, due 05/11/27	EUR	1,610,000	2,320,275
US Treasury Notes
5.000%, due 07/31/08(6)		15,000,000	15,130,080
Vodafone Group PLC
5.625%, due 02/27/17		980,000	984,234
Wells Fargo Bank N.A.
5.750%, due 05/16/16		700,000	724,435
			62,353,131
Total long-term global debt securities (cost—$594,212,822)			659,333,964

Repurchase agreement—1.16%
Repurchase agreement dated 04/30/08 with State Street Bank & Trust Co., 1.380% due 05/01/08, collateralized by $6,331,435 US Treasury Bonds, 6.250% to 8.000% due 11/15/21 to 08/15/23; (value — $8,269,225); proceeds: $8,107,311 (cost—$8,107,000)		8,107,000	8,107,000

	Number of shares
Investments of cash collateral from securities loaned—0.77%
Money market funds(7) — 0.77%
BlackRock Liquidity Funds TempFund Institutional Class,
2.834%	4,008,163	4,008,163
DWS Money Market Series Institutional,
2.881%	108	108
UBS Private Money Market Fund LLC,(8)
2.538%	1,388,839	1,388,839
Total money market funds and investments of cash collateral from securities loaned (cost—$5,397,110)		5,397,110
Total investments (cost — $607,716,932)(9),(10) — 96.34%		672,838,074
Other assets in excess of liabilities — 3.66%		25,576,225
Net assets — 100.00%		698,414,299

Note: The portfolio of investments is listed by the issuer’s country of origin.
(1)	In local currency unless otherwise indicated.
(2)	Floating rate security. The interest rate shown is the current rate as of April 30, 2008.
(3)	Variable rate security. The interest rate shown is the current rate as of April 30, 2008, and resets at the next call date.
(4)	Perpetual bond security. The maturity date reflects the next call date.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represent 0.05% of net assets as of April 30, 2008, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(6)	Security, or portion thereof, was on loan at April 30, 2008.
(7)	Rates shown reflect yield at April 30, 2008.
(8)	The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2008.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		nine months	nine months		the nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/07 ($)	04/30/08 ($)	04/30/08 ($)	04/30/08 ($)	04/30/08 ($)
UBS Private Money Market Fund LLC	496,397	113,875,739	112,983,297	1,388,839	24,431

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

(9)	Includes $5,184,574 of investments in securities on loan, at value.
(10)

Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2008 were $66,296,281 and $1,175,139, respectively, resulting in net unrealized appreciation of investments of $65,121,142.

EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
USD	US Dollar

Futures contracts(10)

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency	Buy contracts	dates	Cost ($)	value ($)	(depreciation) ($)
185	AUD	Australia Bond 10 Year Futures	June 2008	17,203,806	17,126,658	(77,148)
120	CAD	Canada Bond 10 Year Futures	June 2008	13,925,156	14,133,320	208,164
486	EUR	Euro Bund 10 Year Futures	June 2008	88,351,662	86,710,607	(1,641,055)
21	JPY	Japan Bond 10 Year Futures	June 2008	27,848,255	27,516,698	(331,557)
452	USD	US Treasury Note 2 Year Futures	June 2008	96,312,569	96,134,750	(177,819)
				243,641,448	241,622,033	(2,019,415)

		Sale contracts		Proceeds ($)
25	EUR	Euro Bobl 5 Year Futures	June 2008	4,327,663	4,256,307	71,356
13	GBP	United Kingdom Long Gilt 10 Year Futures	June 2008	2,807,104	2,800,125	6,979
126	USD	US Treasury Bond 20 Year Futures	June 2008	14,509,635	14,728,219	(218,584)
283	USD	US Treasury Note 5 Year Futures	June 2008	31,782,537	31,691,578	90,959
331	USD	US Treasury Note 10 Year Futures	June 2008	37,860,314	38,333,938	(473,624)
				91,287,253	91,810,167	(522,914)
						(2,542,329)

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
USD	US Dollar

(10)	Restricted cash of $9,253,946 has been delivered to broker as initial margin for futures contracts.

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

Forward foreign currency contracts

					Unrealized
	Contracts to	In			appreciation
	deliver	exchange for		Maturity dates	(depreciation)($)
Australian Dollar	33,661,149	EUR	20,832,111	06/10/08	876,776
Canadian Dollar	8,281,165	AUD	9,106,987	06/10/08	327,843
Canadian Dollar	8,940,000	AUD	9,562,876	06/10/08	101,780
Canadian Dollar	1,878,000	EUR	1,270,636	06/10/08	116,425
Canadian Dollar	3,794,387	GBP	1,955,870	06/10/08	111,764
Canadian Dollar	6,906,482	NOK	37,004,932	06/10/08	387,047
Canadian Dollar	13,602,460	USD	13,839,109	06/10/08	337,550
Danish Krone	61,492,797	GBP	6,268,379	06/10/08	(416,103)
Danish Krone	103,721,481	USD	20,860,363	06/10/08	(805,196)
Euro	3,808	CHF	6,129	06/10/08	(17)
Euro	8,035,098	DKK	59,919,334	06/10/08	(7,938)
Euro	12,817,560	GBP	10,050,000	06/10/08	(51,605)
Euro	48,857,111	JPY	7,802,480,559	06/10/08	(930,653)
Euro	14,266,167	JPY	2,238,119,077	06/10/08	(659,186)
Euro	13,062,434	NOK	103,017,535	06/10/08	(198,201)
Euro	9,050,728	SEK	84,257,748	06/10/08	(63,456)
Euro	3,133,967	USD	4,772,606	06/10/08	(112,194)
Euro	4,378,105	USD	6,751,296	06/10/08	(72,696)
Great Britain Pound	11,431,994	AUD	24,480,473	06/10/08	309,920
Great Britain Pound	60,170,059	EUR	79,121,159	06/10/08	2,010,475
Great Britain Pound	4,180,000	EUR	5,214,080	06/10/08	(160,908)
Great Britain Pound	7,500,000	EUR	9,412,310	06/10/08	(200,017)
Great Britain Pound	445,226	JPY	92,998,801	06/10/08	13,798
Great Britain Pound	1,831,233	NZD	4,494,396	06/10/08	(142,037)
Japanese Yen	985,845,066	AUD	10,059,644	06/10/08	(62,489)
Japanese Yen	699,157,334	USD	6,598,937	06/10/08	(141,408)
Japanese Yen	1,584,462,750	USD	16,090,000	06/10/08	814,718
New Zealand Dollar	3,989,400	USD	3,211,666	06/10/08	114,833
Norwegian Krone	4,523,748	EUR	570,000	06/10/08	3,088
Norwegian Krone	6,466,958	GBP	623,658	06/10/08	(29,100)
Norwegian Krone	35,156,408	SEK	41,695,500	06/10/08	69,039
Norwegian Krone	1,064,709	USD	206,433	06/10/08	(1,943)
Swedish Krona	105,572,062	EUR	11,240,000	06/10/08	(76,749)
Swedish Krona	368,905,874	USD	59,345,882	06/10/08	(2,141,163)
United States Dollar	39,169,203	AUD	42,162,759	06/10/08	403,657
United States Dollar	206,200	AUD	224,037	06/10/08	4,076
United States Dollar	3,716,933	BRL	6,660,000	09/17/08	150,107
United States Dollar	256,284	CAD	252,807	06/10/08	(5,352)
United States Dollar	2,817,237	EUR	1,895,508	06/10/08	137,222
United States Dollar	2,406,842	EUR	1,573,670	06/10/08	45,980
United States Dollar	74,963,277	EUR	49,852,660	06/10/08	2,740,241
United States Dollar	22,408,557	GBP	11,337,265	06/10/08	70,427
United States Dollar	1,768,159	GBP	887,246	06/10/08	(8,970)
United States Dollar	707,899	INR	28,500,000	09/17/08	(9,591)
United States Dollar	2,149,105	INR	86,480,000	09/17/08	(30,169)
United States Dollar	17,255,072	INR	695,250,000	09/17/08	(220,032)
United States Dollar	1,266,451	INR	51,000,000	09/17/08	(16,848)
United States Dollar	558,670	JPY	57,370,145	06/10/08	(5,584)
United States Dollar	16,330,000	JPY	1,622,492,020	06/10/08	(688,090)
United States Dollar	8,667,451	KRW	8,472,000,000	09/17/08	(222,566)
United States Dollar	1,568,508	KRW	1,550,000,000	09/17/08	(23,469)
United States Dollar	2,735,516	KRW	2,670,000,000	09/17/08	(74,061)
United States Dollar	3,149,606	MYR	10,000,000	09/17/08	9,589
United States Dollar	18,355,715	NOK	96,468,460	06/10/08	524,291
United States Dollar	40,281	SEK	246,835	06/10/08	860
United States Dollar	18,514,477	SGD	25,450,000	09/17/08	354,001
United States Dollar	2,316,096	SGD	3,180,000	09/17/08	41,537
United States Dollar	11,826,175	TWD	349,700,000	09/17/08	(214,818)
					2,284,435

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – April 30, 2008 (unaudited)

Currency type abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	US Dollar

Investments by type of issuer

	Percentage of total investments (%)
	Long-term	Short-term
Government and other public issuers	65.78	—
Repurchase agreement	—	1.20
Banks and other financial institutions	25.97	—
Industrial	6.25	—
Money market funds	—	0.80
	98.00	2.00

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2008.

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – April 30, 2008 (unaudited)

		Face amount(1) ($)	Value ($)
Asset-backed securities—0.75%
Rutland Rated Investments, Series DRYD-1A, Class A1AL(2),(3)
2.892%, due 06/20/13 (cost—$957,072)		1,440,000	1,047,825

Corporate bonds—94.07%
Aerospace & defense — 2.85%
Alliant Techsystems, Inc.
6.750%, due 04/01/16(4)		1,475,000	1,460,250
DRS Technologies, Inc.
6.875%, due 11/01/13(4)		1,380,000	1,369,650
Hexcel Corp.
6.750%, due 02/01/15		1,180,000	1,172,625
			4,002,525
Airlines — 0.38%
American Airlines, Inc., Series 2001-1, Class B
7.377%, due 05/23/19		492,152	376,496
Continental Airlines, Inc.
7.033%, due 06/15/11		165,233	151,189
			527,685
Apparel/textiles — 0.51%
Phillips Van Heusen
7.250%, due 02/15/11		55,000	55,688
8.125%, due 05/01/13		635,000	657,225
			712,913
Auto & truck — 3.94%
Allison Transmission, Inc.
11.000%, due 11/01/15(2),(4)		205,000	201,413
11.250%, due 11/01/15(2)		100,000	95,250
Ford Motor Co.
7.450%, due 07/16/31(4)		3,395,000	2,537,762
General Motors
8.375%, due 07/05/33	EUR	400,000	427,838
8.375%, due 07/15/33(4)		2,990,000	2,276,137
			5,538,400
Beverages — 1.71%
Constellation Brands, Inc.
7.250%, due 09/01/16		740,000	745,550
7.250%, due 05/15/17		335,000	337,513
8.125%, due 01/15/12		800,000	815,000
8.375%, due 12/15/14, Series B		470,000	498,200
			2,396,263
Building & construction — 0.45%
K. Hovnanian Enterprises
6.500%, due 01/15/14		640,000	454,400
7.750%, due 05/15/13(4)		80,000	50,400
William Lyon Homes, Inc.
10.750%, due 04/01/13		200,000	128,000
			632,800

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – April 30, 2008 (unaudited)

		Face amount(1) ($)	Value ($)
Corporate bonds— (continued)
Building materials — 0.66%
Interface, Inc.
10.375%, due 02/01/10		880,000	921,800

Building products — 0.71%
Ainsworth Lumber
6.750%, due 03/15/14(4)		460,000	259,900
Nortek, Inc.
8.500%, due 09/01/14		455,000	333,288
US Concrete, Inc.
8.375%, due 04/01/14		500,000	405,000
			998,188
Building products-cement — 0.54%
Texas Industries, Inc.
7.250%, due 07/15/13		767,000	759,330

Cable — 3.33%
CCH I Holdings LLC
9.920%, due 04/01/14		670,000	341,700
Central Euro Media Enterprises
8.250%, due 05/15/12	EUR	100,000	158,487
Charter Communications Operating LLC
8.000%, due 04/30/12(2)		180,000	173,700
8.375%, due 04/30/14(2)		1,865,000	1,799,725
DIRECTV Holdings Finance
8.375%, due 03/15/13		895,000	919,613
EchoStar DBS Corp.
6.375%, due 10/01/11		1,190,000	1,184,050
NTL Cable PLC
9.750%, due 04/15/14	GBP	50,000	93,450
			4,670,725
Car rental — 1.21%
Avis Budget Car Rental
7.625%, due 05/15/14		495,000	452,306
Europcar Groupe SA
7.840%, due 05/15/13(3)	EUR	300,000	393,486
Hertz Corp.
8.875%, due 01/01/14		850,000	856,375
			1,702,167
Chemicals — 6.70%
Chemtura Corp.
6.875%, due 06/01/16		500,000	445,000
Degussa AG
5.125%, due 12/10/13	EUR	560,000	826,932
Hexion US Finance Corp./Nova Scotia
9.750%, due 11/15/14		425,000	461,656
Huntsman International LLC
6.875%, due 11/15/13	EUR	200,000	311,510
Huntsman LLC
11.500%, due 07/15/12		1,680,000	1,796,970

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – April 30, 2008 (unaudited)

		Face amount(1) ($)	Value ($)
Corporate bonds— (continued)
Chemicals— (concluded)
Huntsman LLC— (concluded)
11.625%, due 10/15/10		100,000	105,250
Innophos, Inc.
8.875%, due 08/15/14		560,000	557,200
Invista
9.250%, due 05/01/12(2)		675,000	699,469
Koppers Holdings, Inc.
9.875%, due 11/15/14(5)		410,000	358,750
Koppers, Inc.
9.875%, due 10/15/13		575,000	609,500
Mosaic Co.
7.625%, due 12/01/14(2)		605,000	650,375
7.875%, due 12/01/16(2)		480,000	525,600
Nalco Co.
7.750%, due 11/15/11		950,000	976,125
9.000%, due 11/15/13	EUR	430,000	684,852
Rockwood Specialties Group
7.625%, due 11/15/14	EUR	270,000	400,512
			9,409,701
Commercial services — 3.99%
Aramark Corp.
8.500%, due 02/01/15		1,020,000	1,063,350
Ashtead Holdings PLC
8.625%, due 08/01/15(2)		490,000	423,850
Corrections Corp. of America
6.250%, due 03/15/13		430,000	427,850
6.750%, due 01/31/14		685,000	691,850
Iron Mountain, Inc.
6.750%, due 10/15/18	EUR	495,000	680,168
7.750%, due 01/15/15(4)		1,550,000	1,581,000
United Rentals North America, Inc.
6.500%, due 02/15/12		780,000	731,250
			5,599,318
Communications equipment — 2.28%
American Tower Corp.
7.000%, due 10/15/17(2)		530,000	535,300
7.125%, due 10/15/12		1,980,000	2,019,600
7.500%, due 05/01/12		630,000	644,175
			3,199,075
Computer software & services — 1.28%
Sungard Term Loan B
4.508%, due 02/28/14(3)		1,900,000	1,797,970

Containers & packaging — 4.34%
Ball Corp.
6.625%, due 03/15/18		270,000	269,325
6.875%, due 12/15/12		1,370,000	1,393,975
Crown Americas
7.625%, due 11/15/13		1,115,000	1,159,600
7.750%, due 11/15/15		410,000	432,550

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – April 30, 2008 (unaudited)

		Face amount(1) ($)	Value ($)
Corporate bonds— (continued)
Containers & packaging— (concluded)
Crown Euro Holdings SA
6.250%, due 09/01/11	EUR	440,000	673,297
Owens-Brockway Glass Container, Inc.
6.750%, due 12/01/14		1,480,000	1,502,200
6.750%, due 12/01/14	EUR	435,000	669,043
			6,099,990
Diversified operations — 0.94%
SPX Corp.
7.625%, due 12/15/14(2)		740,000	773,300
Stena AB
5.875%, due 02/01/19	EUR	450,000	544,556
			1,317,856
Electric utilities — 2.75%
Dynegy Holdings, Inc.
8.750%, due 02/15/12		810,000	858,600
Edison Mission Energy
7.500%, due 06/15/13		1,270,000	1,320,800
NRG Energy, Inc.
7.250%, due 02/01/14		1,645,000	1,690,237
			3,869,637
Electric-generation — 0.23%
Intergen NV
8.500%, due 06/30/17	EUR	205,000	324,899

Electronics — 1.72%
Itron, Inc.
7.750%, due 05/15/12		800,000	778,000
L-3 Communications Corp., Series B
6.375%, due 10/15/15		1,635,000	1,616,606
UCAR Finance, Inc.
10.250%, due 02/15/12		21,000	21,840
			2,416,446
Energy — 2.45%
Arch Western Finance
6.750%, due 07/01/13		1,610,000	1,638,175
Foundation PA Coal Co.
7.250%, due 08/01/14		880,000	904,200
Massey Energy Co.
6.875%, due 12/15/13		895,000	895,000
			3,437,375
Finance-captive automotive — 2.42%
Ford Motor Credit Co.
7.000%, due 10/01/13		995,000	858,472
GMAC LLC
8.000%, due 11/01/31		3,355,000	2,538,336
			3,396,808

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – April 30, 2008 (unaudited)

		Face amount(1) ($)	Value ($)
Corporate bonds— (continued)
Finance-other — 0.94%
American Real Estate Partners Finance
7.125%, due 02/15/13		765,000	713,363
KAR Holdings, Inc.
10.000%, due 05/01/15		640,000	608,000
			1,321,363
Financial services — 0.21%
Bear Stearns Cos., Inc.
7.000%, due 02/02/17(2),(6)		320,000	291,200

Food — 0.82%
Smithfield Foods, Inc.
7.000%, due 08/01/11		1,165,000	1,153,350

Gaming — 5.91%
Harrah’s Operating Co., Inc.
10.750%, due 02/01/16(2)		1,905,000	1,638,300
Mandalay Resort Group
6.375%, due 12/15/11		790,000	760,375
9.375%, due 02/15/10		825,000	849,750
MGM Mirage, Inc.
6.000%, due 10/01/09		795,000	793,013
7.500%, due 06/01/16		430,000	389,150
Mohegan Tribal Gaming
6.125%, due 02/15/13		1,070,000	981,725
Pinnacle Entertainment, Inc.
7.500%, due 06/15/15(2)		520,000	430,300
River Rock Entertainment
9.750%, due 11/01/11		490,000	501,025
Station Casinos
6.000%, due 04/01/12		635,000	535,781
Wynn Las Vegas LLC Corp.
6.625%, due 12/01/14		1,465,000	1,428,375
			8,307,794
Health care providers & services — 1.75%
HCA, Inc.
6.500%, due 02/15/16		2,675,000	2,394,125
9.250%, due 11/15/16		55,000	59,125
			2,453,250
Hotels, restaurants & leisure — 0.39%
TUI AG
5.125%, due 12/10/12	EUR	380,000	548,850

Industrial products & services — 1.84%
Allied Waste North America, Inc.
6.875%, due 06/01/17		550,000	550,000
7.875%, due 04/15/13		315,000	327,206
Allied Waste North America, Series B
5.750%, due 02/15/11		1,720,000	1,702,800
			2,580,006

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – April 30, 2008 (unaudited)

		Face amount(1) ($)	Value ($)
Corporate bonds— (continued)
Machinery — 0.99%
Terex Corp.
7.375%, due 01/15/14		1,360,000	1,387,200

Machinery-agriculture & construction — 1.22%
Case Corp.
7.250%, due 01/15/16		555,000	560,550
Case New Holland, Inc.
6.000%, due 06/01/09(4)		1,140,000	1,154,250
			1,714,800
Manufacturing-diversified — 1.51%
American Railcar Industries, Inc.
7.500%, due 03/01/14		1,000,000	900,000
Bombardier, Inc.
7.250%, due 11/15/16	EUR	250,000	393,290
RBS Global & Rexnord Corp.
9.500%, due 08/01/14		825,000	825,000
			2,118,290
Media — 1.54%
Idearc, Inc.
8.000%, due 11/15/16		480,000	312,000
Lamar Media Corp.
6.625%, due 08/15/15		285,000	268,612
7.250%, due 01/01/13		1,135,000	1,123,650
Series C,
6.625%, due 08/15/15		105,000	98,963
Lighthouse International Co. SA
8.000%, due 04/30/14	EUR	275,000	362,842
			2,166,067
Medical products — 1.99%
Bausch & Lomb, Inc.
9.875%, due 11/01/15(2)		870,000	926,550
FMC Finance III SA
6.875%, due 07/15/17		1,050,000	1,057,875
Fresenius Medical Capital Trust IV
7.375%, due 06/15/11	EUR	500,000	804,147
			2,788,572
Metals — 3.57%
California Steel Industries
6.125%, due 03/15/14		1,115,000	950,537
Century Aluminum Co.
7.500%, due 08/15/14		1,115,000	1,109,425
Freeport-McMoRan Copper & Gold, Inc.
8.250%, due 04/01/15		770,000	836,412
8.375%, due 04/01/17		535,000	591,175
Novelis, Inc.
7.250%, due 02/15/15		1,315,000	1,203,225
RathGibson, Inc.
11.250%, due 02/15/14		335,000	325,788
			5,016,562

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – April 30, 2008 (unaudited)

		Face amount(1) ($)	Value ($)
Corporate bonds— (continued)
Oil & gas — 12.98%
Chesapeake Energy Corp.
6.250%, due 01/15/17	EUR	515,000	759,919
6.375%, due 06/15/15		1,865,000	1,837,025
7.500%, due 09/15/13		595,000	615,825
7.500%, due 06/15/14		515,000	534,313
Compton Petroleum Finance Corp.
7.625%, due 12/01/13		690,000	681,375
Delta Petroleum Corp.
7.000%, due 04/01/15		1,225,000	1,084,125
Denbury Resources, Inc.
7.500%, due 12/15/15		955,000	983,650
El Paso Corp.
6.875%, due 06/15/14		1,465,000	1,519,053
Forest Oil Corp.
8.000%, due 12/15/11		1,095,000	1,156,594
Hilcorp Energy Co.
9.000%, due 06/01/16(2)		540,000	562,950
Inergy LP
6.875%, due 12/15/14		1,350,000	1,314,562
Markwest Energy Partners
8.500%, due 07/15/16		650,000	672,750
Pacific Energy Partners
6.250%, due 09/15/15		65,000	62,980
Range Resources Corp.
7.375%, due 07/15/13		1,115,000	1,128,937
Regency Energy Partners
8.375%, due 12/15/13		1,078,000	1,123,815
SemGroup LP
8.750%, due 11/15/15(2)		520,000	492,700
Southwestern Energy Co.
7.500%, due 02/01/18(2)		80,000	84,800
Swift Energy Co.
7.625%, due 07/15/11		585,000	592,312
Targa Resources, Inc.
8.500%, due 11/01/13		540,000	515,700
Tenaska Alabama Partners
7.000%, due 06/30/21(2)		251,699	233,663
Williams Cos., Inc.
7.125%, due 09/01/11		55,000	58,438
8.125%, due 03/15/12		995,000	1,089,525
Williams Partners LP
7.500%, due 06/15/11		1,060,000	1,120,950
			18,225,961
Oil equipment — 0.52%
National-Oilwell Varco, Inc., Series B
6.125%, due 08/15/15		720,000	737,289

Oil refining — 3.03%
Frontier Oil Corp.
6.625%, due 10/01/11		1,575,000	1,567,125

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – April 30, 2008 (unaudited)

		Face amount(1) ($)	Value ($)
Corporate bonds— (continued)
Oil refining— (concluded)
Petroplus Finance Ltd.
6.750%, due 05/01/14(2)		800,000	752,000
7.000%, due 05/01/17(2)		445,000	413,850
Tesoro Corp.
6.250%, due 11/01/12		1,445,000	1,379,975
6.500%, due 06/01/17		160,000	146,800
			4,259,750
Oil services — 2.85%
Basic Energy Services
7.125%, due 04/15/16		890,000	872,200
CIE Generale de Geophysique
7.500%, due 05/15/15		1,270,000	1,311,275
Helix Energy Solutions
9.500%, due 01/15/16(2)		615,000	641,138
Hornbeck Offshore Services, Series B
6.125%, due 12/01/14		1,205,000	1,171,862
			3,996,475
Paper & Packaging — 1.23%
Georgia Pacific First Lien B Term Loan B
4.740%, due 02/15/14(3)		1,800,000	1,725,300

Publishing — 0.22%
R.H. Donnelley Corp.
8.875%, due 10/15/17(2)		490,000	316,050

Real estate investment trust — 0.32%
Ventas Realty LP Capital Corp.
6.750%, due 06/01/10		450,000	452,250

Recycling — 0.38%
Aleris International, Inc.
9.000%, due 12/15/14		730,000	536,550

Retail — 0.46%
Neiman Marcus Group, Inc.
9.000%, due 10/15/15		625,000	650,000

Steel — 0.49%
Mueller Water Products
7.375%, due 06/01/17		790,000	687,300

Telecommunication services — 2.22%
MetroPCS Wireless, Inc.
9.250%, due 11/01/14		430,000	422,475
Nordic Telephone Co. Holdings
9.881%, due 05/01/16(3)	EUR	535,000	822,846
Qwest Communications International
7.250%, due 02/15/11		150,000	148,875
Qwest Corp.
6.500%, due 06/01/17		550,000	515,625
8.875%, due 03/15/12		585,000	617,175

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – April 30, 2008 (unaudited)

		Face amount(1) ($)	Value ($)
Corporate bonds— (concluded)
Telecommunication services— (concluded)
Rogers Wireless, Inc.
6.375%, due 03/01/14		15,000	15,307
Softbank Corp.
7.750%, due 10/15/13	EUR	400,000	580,860
			3,123,163
Telecommunications equipment — 0.19%
Alcatel-Lucent
4.375%, due 02/17/09	EUR	180,000	274,035

Transportation services — 1.11%
Bristow Group, Inc.
6.125%, due 06/15/13		1,017,000	996,660
PHI, Inc.
7.125%, due 04/15/13		600,000	561,000
			1,557,660
Total corporate bonds (cost—$134,289,462)			132,120,958

Repurchase agreement—4.81%
Repurchase agreement dated 04/30/08 with State Street Bank & Trust Co., 1.380% due 05/01/08 collateralized by $5,275,545 US Treasury Bonds, 6.250% to 8.000% due 11/15/21 to 08/15/23; (value—$6,890,171); proceeds: $6,755,259 (cost—$6,755,000)		6,755,000	6,755,000

	Number of shares
Investments of cash collateral from securities loaned—4.46%
Money market funds(7) — 4.46%
BlackRock Liquidity Funds TempFund Institutional Class,
2.834%	2,002,721	2,002,721
DWS Money Market Series Institutional,
2.881%	12,274	12,274
UBS Private Money Market Fund LLC,(8)
2.538%	4,247,097	4,247,097

Total money market funds and investments of cash collateral from securities loaned (cost—$6,262,092)		6,262,092
Total investments (cost — $148,263,626)(9),(10) — 104.09%		146,185,875
Liabilities in excess of other assets — (4.09)%		(5,739,078)
Net assets — 100.00%		140,446,797

(1)	In US Dollars unless otherwise indicated.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 9.76% of net assets as of April 30, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)	Floating rate security. The interest rate shown is the current rate as of April 30, 2008.
(4)	Security, or portion thereof, was on loan at April 30, 2008.

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – April 30, 2008 (unaudited)

(5)	Denotes a step-up bond that converts to the noted fixed rate at a designated future date.
(6)	Variable rate security. The interest rate shown is the current rate as of April 30, 2008, and resets periodically.
(7)	Rates shown reflect yield at April 30, 2008.
(8)	The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2008.

Security description	Value at 07/31/07 ($)	Purchases during the nine months ended 04/30/08 ($)	Sales during the nine months ended 04/30/08 ($)	Value at 04/30/08 ($)	Net income earned from affiliate for the nine months ended 04/30/08 ($)
UBS Private Money Market Fund LLC	755,048	27,274,147	23,782,098	4,247,097	18,389

(9)	Includes $5,988,999 of investments in securities on loan, at value.
(10)

Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2008 were $1,447,304 and $3,525,055, respectively, resulting in net unrealized depreciation of investments of $2,077,751.

EUR	Euro
GBP	Great Britain Pound
GMAC	General Motors Acceptance Corporation

Forward foreign currency contracts

	Contracts to	In		Maturity	Unrealized
	deliver	exchange for		date	appreciation ($)
Euro	6,945,580	USD	11,000,000	05/29/08	167,749

Currency type abbreviation:

USD    US Dollar

Issuer breakdown by country of origin

Percentage of total investments (%)
United States	91.8
France	1.8
Canada	1.7
Germany	0.9
Bermuda	0.9
Cayman Islands	0.7
Denmark	0.6
Japan	0.4
Sweden	0.4
United Kingdom	0.4
Luxembourg	0.2
Netherlands	0.2
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2008.

UBS PACE Select Advisors Trust

UBS PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks—98.48%

Security description	Number of shares	Value ($)
Aerospace & defense—2.17%
L-3 Communications Holdings, Inc.	113,691	12,670,862
Northrop Grumman Corp.	162,414	11,948,798
United Technologies Corp.	149,398	10,826,873
		35,446,533
Banks—6.32%
Bank of America Corp.(1)	435,588	16,351,973
Bank of Hawaii Corp.	51,795	2,839,920
Bank of New York Mellon Corp.	465,064	20,244,236
Comerica, Inc.	289,700	10,061,281
Cullen/Frost Bankers, Inc.(1)	40,800	2,277,456
Hudson City Bancorp, Inc.	145,000	2,773,850
Northern Trust Corp.	185,075	13,715,908
UnionBanCal Corp.	235,252	12,353,083
Wells Fargo & Co.(1)	763,400	22,711,150
		103,328,857
Beverages—0.29%
Coca-Cola Enterprises, Inc.	99,454	2,237,715
Constellation Brands, Inc., Class A*	135,231	2,482,841
		4,720,556
Biotechnology—0.45%
Invitrogen Corp.*	23,700	2,217,609
Martek Biosciences Corp.*	69,811	2,461,536
United Therapeutics Corp.(1),*	31,444	2,657,018
		7,336,163
Building products—0.39%
Masco Corp.	348,100	6,338,901

Chemicals—2.40%
CF Industries Holdings, Inc.	77,621	10,377,927
E.I. du Pont de Nemours and Co.	397,500	19,441,725
OM Group, Inc.*	172,276	9,433,834
		39,253,486
Commercial services & supplies—0.62%
Apollo Group, Inc., Class A*	38,654	1,967,489
Hewitt Associates, Inc., Class A*	57,600	2,361,600
MasterCard, Inc., Class A(1)	20,700	5,757,912
		10,087,001
Communications equipment—1.69%
Cisco Systems, Inc.*	1,079,550	27,679,662

Computers & peripherals—1.80%
EMC Corp.*	353,000	5,436,200
Hewlett-Packard Co.	245,950	11,399,782
International Business Machines Corp.(1)	43,650	5,268,555
Western Digital Corp.*	255,330	7,402,017
		29,506,554
Construction & engineering—1.13%
EMCOR Group, Inc.*	82,758	2,073,915
McDermott International, Inc.*	193,400	10,362,372

UBS PACE Select Advisors Trust

UBS PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (continued)

Security description	Number of shares	Value ($)
Construction & engineering— (concluded)
Perini Corp.*	165,426	5,985,113
		18,421,400
Diversified financials—8.64%
Capital One Financial Corp.(1)	204,200	10,822,600
Citigroup, Inc.(1)	365,432	9,234,467
Discover Financial Services	526,634	9,590,005
Federated Investors, Inc., Class B	89,411	2,993,480
Franklin Resources, Inc.	115,800	11,018,370
GLG Partners, Inc.(1)	285,488	2,355,276
Goldman Sachs Group, Inc.	59,000	11,290,830
JPMorgan Chase & Co.	1,328,495	63,302,787
Knight Capital Group, Inc., Class A*	353,235	6,609,027
Lazard Ltd., Class A(1)	136,300	5,334,782
Western Union Co.	378,301	8,700,923
		141,252,547
Diversified telecommunication services—4.41%
AT&T, Inc.(1)	1,405,220	54,396,066
Verizon Communications, Inc.	461,190	17,746,591
		72,142,657
Electrical equipment—0.84%
Acuity Brands, Inc.	56,609	2,708,175
Energizer Holdings, Inc.*	26,600	2,102,996
Tyco Electronics Ltd.	239,000	8,940,990
		13,752,161
Electric utilities—4.28%
American Electric Power Co., Inc.	192,372	8,585,563
Dominion Resources, Inc.	584,757	25,372,606
Edison International	269,078	14,037,799
Exelon Corp.	128,700	11,001,276
PG&E Corp.	273,300	10,932,000
		69,929,244
Electronic equipment & instruments—0.63%
Thermo Fisher Scientific, Inc.*	178,600	10,335,582

Energy equipment & services—1.00%
Baker Hughes, Inc.	202,500	16,378,200

Food & drug retailing—1.97%
Casey’s General Stores, Inc.	96,168	2,128,198
CVS Corp.	531,550	21,458,673
Terra Industries, Inc.*	226,137	8,561,547
		32,148,418
Food products—0.68%
Fresh Del Monte Produce, Inc.(1),*	92,476	2,930,564
General Mills, Inc.	134,900	8,147,960
		11,078,524
Gas utilities—0.74%
Energen Corp.	134,514	9,179,236

UBS PACE Select Advisors Trust

UBS PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (continued)

Security description	Number of shares	Value ($)
Gas utilities— (concluded)
Sempra Energy	52,054	2,949,900
		12,129,136
Health care providers & services—1.01%
Aetna, Inc.	175,895	7,669,022
AMERIGROUP Corp.(1),*	211,693	5,501,901
Humana, Inc.*	70,259	3,357,678
		16,528,601
Hotels, restaurants & leisure—1.01%
InterContinental Hotels Group PLC, ADR(1)	384,789	6,168,168
McDonald’s Corp.	173,714	10,349,880
		16,518,048
Household durables—0.98%
NVR, Inc.(1),*	17,271	10,595,758
Tupperware Brands Corp.	138,402	5,453,039
		16,048,797
Household products—2.36%
Colgate-Palmolive Co.	130,300	9,212,210
Procter & Gamble Co.	438,880	29,426,904
		38,639,114
Industrial conglomerates—5.40%
General Electric Co.	1,687,808	55,191,322
Textron, Inc.	305,250	18,623,302
Tyco International Ltd.	310,229	14,515,615
		88,330,239
Insurance—6.95%
ACE Ltd.	453,460	27,339,103
Allied World Assurance Co. Holdings Ltd.	64,645	2,665,313
Aon Corp.	220,854	10,024,563
Arch Capital Group Ltd.*	179,600	12,688,740
Aspen Insurance Holdings Ltd.	172,443	4,481,794
Assurant, Inc.	81,500	5,297,500
Axis Capital Holdings Ltd.	327,977	11,121,700
Chubb Corp.	191,000	10,117,270
Endurance Specialty Holdings Ltd.	207,514	7,704,995
Hartford Financial Services Group, Inc.	75,800	5,402,266
MetLife, Inc.	85,600	5,208,760
PartnerRe Ltd.	157,241	11,632,689
		113,684,693
Internet software & services—0.70%
Automatic Data Processing, Inc.	260,500	11,514,100

IT consulting & services—0.72%
Accenture Ltd., Class A	314,300	11,801,965

Machinery—0.79%
AGCO Corp.*	45,400	2,729,902
ITT Industries, Inc.	95,700	6,124,800
Joy Global, Inc.	55,683	4,134,463
		12,989,165

UBS PACE Select Advisors Trust

UBS PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (continued)

Security description	Number of shares	Value ($)
Media—2.38%
DISH Network Corp., Class A*	125,143	3,734,267
News Corp., Class A	679,750	12,167,525
Viacom, Inc., Class B*	314,100	12,074,004
Walt Disney Co.	337,200	10,935,396
		38,911,192
Metals & mining—1.07%
AK Steel Holding Corp.	77,144	4,843,100
Freeport-McMoRan Copper & Gold, Inc., Class B(1)	89,900	10,226,125
Worthington Industries, Inc.	136,853	2,464,723
		17,533,948
Multi-line retail—1.32%
Big Lots, Inc.(1),*	210,916	5,701,059
Target Corp.	208,800	11,093,544
Wal-Mart Stores, Inc.	83,109	4,818,660
		21,613,263
Multi-utilities—0.46%
Duke Energy Corp.	229,381	4,199,966
SCANA Corp.	82,266	3,243,749
		7,443,715
Oil & gas—14.92%
Apache Corp.(1)	80,889	10,894,130
ChevronTexaco Corp.	289,086	27,795,619
Cimarex Energy Co.	49,083	3,057,871
ConocoPhillips	458,366	39,488,231
Devon Energy Corp.	109,499	12,417,187
Exxon Mobil Corp.	718,186	66,841,571
Marathon Oil Corp.	187,900	8,562,603
Murphy Oil Corp.	128,306	11,591,164
Occidental Petroleum Corp.	350,667	29,179,001
Sunoco, Inc.	74,300	3,448,263
Total SA, ADR(1)	176,550	14,830,200
Valero Energy Corp.	140,811	6,878,617
XTO Energy, Inc.	143,488	8,876,168
		243,860,625
Pharmaceuticals—8.04%
Johnson & Johnson	663,786	44,533,403
Merck & Co., Inc.	388,700	14,786,148
Novartis AG, ADR(1)	204,100	10,272,353
Pfizer, Inc.	1,621,657	32,611,522
Schering-Plough Corp.	505,350	9,303,494
Wyeth	447,050	19,880,313
		131,387,233
Real estate—1.42%
Annaly Capital Management, Inc.	339,716	5,693,640
ProLogis(1)	181,000	11,332,410
Senior Housing Properties Trust	256,530	6,143,894
		23,169,944

UBS PACE Select Advisors Trust

UBS PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (concluded)

Security description	Number of shares	Value ($)
Semiconductor equipment & products—1.15%
MEMC Electronic Materials, Inc.*	72,100	4,540,137
Texas Instruments, Inc.	490,100	14,291,316
		18,831,453
Software—1.50%
Microsoft Corp.	339,400	9,679,688
Oracle Corp.*	714,300	14,893,155
		24,572,843
Specialty retail—1.35%
AutoZone, Inc.*	103,083	12,447,272
The Gap, Inc.(1)	514,322	9,576,676
		22,023,948
Textiles & apparel—1.36%
Fossil, Inc.(1),*	199,531	7,141,214
Nike, Inc., Class B(1)	155,100	10,360,680
The Warnaco Group, Inc.(1),*	101,385	4,677,904
		22,179,798
Tobacco—2.19%
Altria Group, Inc.	269,647	5,392,940
Philip Morris International, Inc.*	505,033	25,771,834
Universal Corp.(1)	72,679	4,665,265
		35,830,039
Wireless telecommunication services—0.95%
Vodafone Group PLC, ADR(1)	490,650	15,533,979
Total common stocks (cost—$1,556,407,209)		1,610,212,284

Tracking stock—0.18%
Media—0.18%
Liberty Media Corp. - Capital, Series A*
(cost—$3,129,567)	191,100	2,937,207

Face amount ($)
Repurchase agreement—1.31%
Repurchase agreement dated 04/30/08 with State Street Bank & Trust Co., 1.380% due 05/01/08, collateralized by $1,360,000 Federal Home Loan Mortgage Corp. obligations, zero coupon due 10/31/08 and $15,667,315 US Treasury Bonds, 6.250% to 8.000% due 11/15/21 to 08/15/23; (value—$21,807,129); proceeds: $21,377,819 (cost—$21,377,000)	21,377,000	21,377,000

Number of shares
Investments of cash collateral from securities loaned—5.91%
Money market funds(2)—5.91%
AIM Prime Portfolio,
2.501%	39,327	39,327

UBS PACE Select Advisors Trust

UBS PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

	Number of shares	Value ($)
Investments of cash collateral from securities loaned— (concluded)
Money market funds(2)— (concluded)
Blackrock Liquidity Funds TempFund Institutional Class,
2.834%	39,214,598	39,214,598
DWS Money Market Series Institutional,
2.881%	52,011,287	52,011,287
Federated Treasury Obligation Fund,
1.792%	14	14
UBS Private Money Market Fund LLC,(3)
2.538%	5,324,669	5,324,669
Total money market funds and investments of cash collateral from securities loaned (cost—$96,589,895)		96,589,895
Total investments (cost — $1,677,503,671)(4),(5) — 105.88%		1,731,116,386
Liabilities in excess of other assets — (5.88)%		(96,101,493)
Net assets — 100.00%		1,635,014,893

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at April 30, 2008.
(2)	Rates shown reflect yield at April 30, 2008.
(3)	The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2008.

Security description	Value at 07/31/07 ($)	Purchases during the nine months ended 04/30/08 ($)	Sales during the nine months ended 04/30/08 ($)	Value at 04/30/08 ($)	Net income earned from affiliate for the nine months ended 04/30/08 ($)
UBS Private Money Market Fund LLC	103,529,766	1,615,404,873	1,713,609,970	5,324,669	204,760

(4)

Includes $111,029,487 of investments in securities on loan, at value. The custodian held cash equivalents as collateral for securities loaned of $96,589,895. In addition, the custodian also held US government and agency securities having an aggregate value of $19,230,729 as collateral for portfolio securities loaned as follows:

Face amount (000)($)		Maturity dates	Interest rates (%)	Value ($)
4,745	Federal Home Loan Mortgage Corp.	11/30/09	4.125	4,942,362
410	US Treasury Inflation Index Bonds	01/15/27	2.375	457,801
8,156	US Treasury Inflation Index Bonds	04/15/28	3.625	13,447,459
285	US Treasury Inflation Index Bonds	02/15/31	5.375	324,895
57	US Treasury Inflation Index Notes	07/31/08	5.000	58,212
				19,230,729

(5)

Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2008 were $132,726,984 and $79,114,269, respectively, resulting in net unrealized appreciation of investments of $53,612,715.

ADR	American Depositary Receipt

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	89.6
Bermuda	5.3
Cayman Islands	1.7
United Kingdom	1.3
France	0.9
Panama	0.6
Switzerland	0.6
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2008.

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks—96.93%

Security description	Number of shares	Value ($)
Aerospace & defense—5.05%
Boeing Co.	100,560	8,533,522
General Dynamics Corp.	230,703	20,860,165
L-3 Communications Holdings, Inc.	59,061	6,582,348
Lockheed Martin Corp.	194,027	20,574,623
Northrop Grumman Corp.	14,300	1,052,051
Precision Castparts Corp.	56,210	6,608,048
Raytheon Co.	136,100	8,706,317
		72,917,074
Air freight & couriers—0.97%
Expeditors International of Washington, Inc.(1)	151,900	7,077,021
United Parcel Service, Inc., Class B	95,000	6,878,950
		13,955,971
Auto components—0.31%
BorgWarner, Inc.	89,888	4,417,995

Banks—1.23%
Banco Itau Holding Financeira SA, ADR(1)	80,150	2,248,207
Northern Trust Corp.	88,196	6,536,206
Washington Mutual, Inc.	233,651	2,584,414
Wells Fargo & Co.(1)	215,866	6,422,013
		17,790,840
Beverages—0.74%
Coca-Cola Co.	18,961	1,116,234
Constellation Brands, Inc., Class A*	49,292	905,001
PepsiCo, Inc.	126,312	8,656,161
		10,677,396
Biotechnology—3.22%
Genentech, Inc.*	223,170	15,220,194
Genzyme Corp.*	42,687	3,003,030
Gilead Sciences, Inc.*	67,990	3,519,162
Incyte Corp.*	112,114	1,216,437
Invitrogen Corp.*	50,001	4,678,594
Kendle International, Inc.*	59,266	2,530,065
Martek Biosciences Corp.(1),*	189,361	6,676,869
Millennium Pharmaceuticals, Inc.*	44,470	1,105,969
OSI Pharmaceuticals, Inc.(1),*	196,684	6,815,101
Savient Pharmaceuticals, Inc.(1),*	80,576	1,759,780
		46,525,201
Chemicals—3.48%
Air Products & Chemicals, Inc.	93,820	9,234,703
CF Industries Holdings, Inc.(1)	15,065	2,014,190
Monsanto Co.	191,409	21,824,454
OM Group, Inc.(1),*	35,596	1,949,237
Potash Corp. of Saskatchewan, Inc.	48,060	8,840,637
Praxair, Inc.	70,000	6,391,700
		50,254,921

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (continued)

Security description	Number of shares	Value ($)
Commercial services & supplies—3.28%
Apollo Group, Inc., Class A*	180,270	9,175,743
Atlas Air Worldwide Holdings, Inc.*	36,086	2,189,698
Darling International, Inc.*	307,810	4,700,259
Hewitt Associates, Inc., Class A*	43,099	1,767,059
Manpower, Inc.	75,630	5,077,042
MasterCard, Inc., Class A(1)	66,192	18,411,967
Stericycle, Inc.*	18,989	1,013,633
Weight Watchers International, Inc.(1)	110,000	5,044,600
		47,380,001
Communications equipment—4.10%
Cisco Systems, Inc.*	485,239	12,441,528
InterDigital Comm Corp.*	193,542	3,923,097
Juniper Networks, Inc.*	173,292	4,786,325
Plantronics, Inc.(1)	226,488	5,641,816
QUALCOMM, Inc.	510,070	22,029,923
Research In Motion Ltd.*	85,000	10,338,550
		59,161,239
Computers & peripherals—5.67%
Apple, Inc.(1),*	227,384	39,553,447
Hewlett-Packard Co.(1)	177,909	8,246,082
International Business Machines Corp.	110,158	13,296,071
NetApp, Inc.*	179,830	4,351,886
NVIDIA Corp.*	193,948	3,985,631
Seagate Technology	421,000	7,944,270
Teradata Corp.(1),*	210,000	4,470,900
		81,848,287
Construction & engineering—2.02%
Comfort Systems USA, Inc.	141,023	1,917,913
Fluor Corp.(1)	117,405	17,947,703
Foster Wheeler Ltd.*	92,070	5,863,938
Perini Corp.*	96,113	3,477,368
		29,206,922
Diversified financials—6.79%
CME Group, Inc.	17,000	7,776,650
GFI Group, Inc.	201,120	2,363,160
Goldman Sachs Group, Inc.	96,856	18,535,333
Intercontinental Exchange, Inc.*	68,000	10,550,200
Invesco Ltd.(1)	225,640	5,787,666
JPMorgan Chase & Co.	183,482	8,742,917
Knight Capital Group, Inc., Class A*	102,137	1,910,983
MF Global Ltd.(1),*	217,230	2,860,919
Visa, Inc., Class A Shares*	286,557	23,913,182
Western Union Co.	679,120	15,619,760
		98,060,770
Diversified telecommunication services—1.21%
AT&T, Inc.	266,380	10,311,570

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (continued)

Security description	Number of shares	Value ($)
Diversified telecommunication services— (concluded)
Nokia Oyj, ADR(1)	240,690	7,237,548
		17,549,118
Electrical equipment—0.53%
ABB Ltd., ADR(1)	247,490	7,590,518

Electric utilities—0.89%
Dominion Resources, Inc.	148,254	6,432,741
Public Service Enterprise Group, Inc.	146,694	6,441,334
		12,874,075
Energy equipment & services—4.13%
Cameron International Corp.*	187,658	9,238,403
Dresser-Rand Group, Inc.*	66,806	2,443,096
Halliburton Co.	128,630	5,905,403
National-Oilwell Varco, Inc.*	103,816	7,106,205
Schlumberger Ltd.	110,864	11,147,375
Transocean, Inc.*	161,266	23,780,285
		59,620,767
Food & drug retailing—2.15%
Agrium, Inc.	109,820	8,675,780
Casey’s General Stores, Inc.	117,900	2,609,127
CVS Caremark Corp.	232,789	9,397,692
Terra Industries, Inc.*	112,733	4,268,071
Walgreen Co.	175,000	6,098,750
		31,049,420
Health care equipment & supplies—1.74%
Covidien Ltd.	143,720	6,710,287
DENTSPLY International, Inc.	84,017	3,265,741
Hologic, Inc.(1),*	212,080	6,190,615
St. Jude Medical, Inc.*	81,590	3,572,010
Zimmer Holdings, Inc.*	72,030	5,341,745
		25,080,398
Health care providers & services—2.79%
Aetna, Inc.	93,989	4,097,920
AMERIGROUP Corp.*	189,748	4,931,550
Express Scripts, Inc.*	88,827	6,219,667
McKesson Corp.	93,580	4,877,390
UnitedHealth Group, Inc.	422,078	13,772,405
WellPoint, Inc.*	129,020	6,418,745
		40,317,677
Hotels, restaurants & leisure—5.03%
Burger King Holdings, Inc.	159,252	4,443,131
International Game Technology	145,000	5,037,300
Las Vegas Sands Corp.(1),*	121,555	9,264,922
McDonald’s Corp.	492,089	29,318,663
MGM Mirage*	197,107	10,082,023

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (continued)

Security description	Number of shares	Value ($)
Hotels, restaurants & leisure— (concluded)
Wynn Resorts Ltd.	101,806	10,724,244
Yum! Brands, Inc.	92,500	3,762,900
		72,633,183
Household products—0.73%
Procter & Gamble Co.	158,400	10,620,720

Industrial conglomerates—0.65%
Siemens AG, ADR(1)	78,990	9,356,365

Insurance—1.50%
AFLAC, Inc.	71,592	4,773,039
AON Corp.	267,536	12,143,459
Chubb Corp.	90,300	4,783,191
		21,699,689
Internet & catalog retail—0.30%
Amazon.com, Inc.(1),*	29,300	2,303,859
Expedia, Inc.(1),*	79,884	2,017,870
		4,321,729
Internet software & services—4.16%
Art Technology Group, Inc.*	216,358	774,562
eBay, Inc.*	467,232	14,619,689
Google, Inc., Class A*	54,718	31,424,000
McAfee, Inc.*	135,990	4,521,668
Thomson Reuters PLC, ADR	14,752	2,756,854
VeriSign, Inc.(1),*	165,210	5,955,820
		60,052,593
IT consulting & services—1.40%
Accenture Ltd., Class A(1)	178,630	6,707,556
Automatic Data Processing, Inc.	139,960	6,186,232
Cognizant Technology Solutions Corp., Class A*	92,400	2,979,900
Sun Microsystems, Inc.(1),*	280,000	4,384,800
		20,258,488
Leisure equipment & products—0.23%
JAKKS Pacific, Inc.*	139,992	3,288,412

Machinery—2.82%
AGCO Corp.*	82,900	4,984,777
Caterpillar, Inc.	166,019	13,593,636
Columbus McKinnon Corp.*	62,843	1,779,085
Cummins, Inc.	115,180	7,216,027
Danaher Corp.(1)	67,030	5,229,681
Deere & Co.	60,860	5,116,500
Flowserve Corp.	23,250	2,885,092
		40,804,798
Media—0.75%
Focus Media Holding Ltd., ADR(1),*	56,010	2,066,209

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (continued)

Security description	Number of shares	Value ($)
Media— (concluded)
Omnicom Group, Inc.	44,400	2,119,656
Viacom, Inc., Class B*	173,550	6,671,262
		10,857,127
Metals & mining—2.54%
AK Steel Holding Corp.	41,198	2,586,411
Cameco Corp.(1)	135,560	4,743,244
Companhia Vale do Rio Doce (CVRD), ADR(1)	132,260	5,168,721
Freeport-McMoRan Copper & Gold, Inc., Class B	146,399	16,652,886
Massey Energy Co.	96,287	5,038,699
Worthington Industries, Inc.(1)	136,500	2,458,365
		36,648,326
Multi-line retail—0.65%
Kohl’s Corp.(1),*	96,510	4,714,514
Wal-Mart Stores, Inc.	81,834	4,744,735
		9,459,249
Multi-utilities—0.04%
Duke Energy Corp.	34,622	633,929

Oil & gas—6.06%
Apache Corp.	56,180	7,566,322
Chevron Corp.	61,377	5,901,399
ConocoPhillips	80,615	6,944,982
EOG Resources, Inc.(1)	117,630	15,348,362
Exxon Mobil Corp.	129,739	12,074,809
Hess Corp.	62,700	6,658,740
Marathon Oil Corp.	130,046	5,926,196
Occidental Petroleum Corp.	68,780	5,723,184
Petroleo Brasileiro SA, ADR(1)	117,951	14,321,611
Ultra Petroleum Corp.(1),*	84,970	7,058,458
		87,524,063
Pharmaceuticals—4.34%
Abbott Laboratories	202,120	10,661,830
Allergan, Inc.	140,000	7,891,800
Elan Corp. PLC, ADR(1),*	238,840	6,279,104
Johnson & Johnson	130,741	8,771,414
Medco Health Solutions, Inc.*	136,695	6,771,870
Merck & Co., Inc.	242,710	9,232,688
Pfizer, Inc.	229,500	4,615,245
Teva Pharmaceutical Industries Ltd., ADR	180,220	8,430,691
		62,654,642
Real estate—0.45%
ProLogis REIT(1)	103,153	6,458,409

Road & rail—1.26%
Norfolk Southern Corp.	58,773	3,501,695

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (concluded)

Security description	Number of shares	Value ($)
Road & rail— (concluded)
Union Pacific Corp.	101,235	14,698,310
		18,200,005
Semiconductor equipment & products—1.52%
Altera Corp.	378,650	8,057,672
Applied Materials, Inc., Series T	118,214	2,205,873
Intel Corp.(1)	427,560	9,517,486
Novellus Systems, Inc.(1),*	97,421	2,129,623
		21,910,654
Software—6.57%
Adobe Systems, Inc.*	20,282	756,316
Advent Software, Inc.(1),*	36,069	1,437,710
Autodesk, Inc.(1),*	111,940	4,253,720
Cadence Design Systems, Inc.*	282,360	3,142,667
Electronic Arts, Inc.*	190,420	9,800,917
Intuit, Inc.*	260,000	7,012,200
Microsoft Corp.	1,387,838	39,581,140
Oracle Corp.(1),*	1,202,126	25,064,327
Progress Software Corp.*	126,737	3,831,260
		94,880,257
Specialty retail—2.06%
AutoZone, Inc.(1),*	58,079	7,013,039
Best Buy Co., Inc.	34,700	1,492,794
Lowe’s Cos., Inc.	268,926	6,774,246
Staples, Inc.	299,000	6,488,300
The Gap, Inc.	76,500	1,424,430
TJX Cos., Inc.	203,678	6,562,505
		29,755,314
Textiles & apparel—1.61%
Coach, Inc.*	124,380	4,424,197
Nike, Inc., Class B(1)	281,095	18,777,146
		23,201,343
Tobacco—0.54%
Altria Group, Inc.	54,363	1,087,260
Philip Morris International, Inc.*	43,813	2,235,778
Universal Corp.	69,802	4,480,590
		7,803,628
Wireless telecommunication services—1.42%
China Mobile Ltd.	113,897	9,831,589
Crown Castle International Corp.*	155,200	6,029,520
Metropcs Communications, Inc.(1),*	234,830	4,612,061
		20,473,170
Total common stocks (cost—$1,334,601,341)		1,399,774,683

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Security description	Number of shares	Value ($)
Preferred stocks—0.15%
Banks—0.15%
Washington Mutual, Inc., Series S*(cost—$1,600,000)	16	2,247,398

Face amount ($)
Repurchase agreement—3.07%
Repurchase agreement dated 04/30/08 with State Street Bank & Trust Co., 1.380% due 05/01/08, collateralized by $33,936,869 US Treasury Bonds, 6.250% to 8.000% due 11/15/21 to 08/15/23 and $920,000 Federal Home Loan Mortgage Corp. obligations, zero coupon due 10/31/08; (value—$45,233,184); proceeds: $44,344,700 (cost—$44,343,000)	44,343,000	44,343,000

	Number of shares
Investments of cash collateral from securities loaned—9.52%
Money market funds(2)—9.52%
AIM Prime Portfolio,
2.501%	18,246	18,246
BlackRock Liquidity Funds TempFund Institutional Class,
2.834%	53,743,937	53,743,937
DWS Money Market Series Institutional,
2.881%	50,079,508	50,079,508
UBS Private Money Market Fund LLC,(3)
2.538%	33,576,089	33,576,089
Total money market funds and investments of cash collateral from securities loaned (cost—$137,417,780)		137,417,780
Total investments (cost — $1,517,962,121)(4),(5)— 109.67%		1,583,782,861
Liabilities in excess of other assets — (9.67)%		(139,679,698)
Net assets — 100.00%		1,444,103,163

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at April 30, 2008.
(2)	Rates shown reflect yield at April 30, 2008.
(3)	The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2008.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		nine months	nine months		the nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/07 ($)	04/30/08 ($)	04/30/08 ($)	04/30/08 ($)	04/30/08 ($)
UBS Private Money Market Fund LLC	203,334,921	1,410,569,603	1,580,328,435	33,576,089	319,393

(4)

Includes $139,071,823 of investments in securities on loan, at value. The custodian held cash equivalents as collateral for securities loaned of $137,417,780. In addition, the custodian held the following US Government securities having an aggregate value of $5,842,893 as collateral for portfolio securities loaned as follows:

Face amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)
115	US Treasury Bonds	02/15/31	5.375	131,098
175	US Treasury Inflation Index Bonds	01/15/27	2.375	195,403
3,269	US Treasury Inflation Index Bonds	04/15/28	3.625	5,388,734
125	US Treasury Notes	07/31/08	5.000	127,658
				5,842,893

(5)

Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2008 were $143,483,012 and $77,662,272, respectively, resulting in net unrealized appreciation of investments of $65,820,740.

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	88.2
Canada	2.5
Cayman Islands	2.1
Bermuda	1.8
Brazil	1.4
Netherland Antilles	0.7
Hong Kong	0.6
Germany	0.6
Israel	0.5
Switzerland	0.5
Finland	0.5
Ireland	0.4
United Kingdom	0.2
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to Portfolio’s semiannual report to shareholders dated January 31, 2008.

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks—95.75%

Security description	Number of shares	Value ($)
Aerospace & defense—0.68%
BE Aerospace, Inc.*	45,770	1,847,277
Triumph Group, Inc.(1)	26,950	1,586,547
		3,433,824
Auto components - 0.43%
Aftermarket Technology Corp.*	96,000	2,199,360

Automobiles - 0.37%
Thor Industries, Inc.(1)	62,500	1,895,000

Banks—5.03%
Boston Private Financial Holdings, Inc.(1)	216,000	2,008,800
Cathay General Bancorp(1)	127,000	2,165,350
City National Corp.(1)	121,000	5,870,920
Colonial BancGroup, Inc.(1)	232,000	1,888,480
CVB Financial Corp.(1)	325,000	3,731,000
International Bancshares Corp.(1)	125,000	3,123,750
Sterling Bancshares, Inc.(1)	245,700	2,552,823
TrustCo Bank Corp. NY(1)	315,000	2,749,950
W Holding Co., Inc.(1)	1,435,000	1,506,750
		25,597,823
Beverages - 1.25%
Constellation Brands, Inc., Class A*	345,700	6,347,052

Building products—0.86%
Apogee Enterprises, Inc.	115,600	2,579,036
Crane Co.	44,050	1,803,407
		4,382,443
Chemicals - 0.48%
Hercules, Inc.	129,100	2,427,080

Commercial services & supplies—12.42%
Consolidated Graphics, Inc.(1),*	33,850	1,969,055
Dun & Bradstreet Corp.	38,800	3,270,840
Equifax, Inc.	194,200	7,432,034
G & K Services, Inc., Class A(1)	51,000	1,608,030
Herman Miller, Inc.(1)	115,900	2,703,947
Hewitt Associates, Inc., Class A*	259,900	10,655,900
Kforce, Inc.*	138,500	1,139,855
Korn/Ferry International(1),*	139,150	2,596,539
LECG Corp.*	87,400	908,086
Mobile Mini, Inc.(1),*	111,250	2,364,062
MPS Group, Inc.(1),*	18,400	197,432
Navigant Consulting, Inc.(1),*	254,000	5,110,480
Pitney Bowes, Inc.	77,700	2,805,747
Resources Connection, Inc.(1)	122,700	2,479,767
Schawk, Inc.(1)	147,000	2,356,410
School Specialty, Inc.(1),*	92,000	2,708,480
Sotheby’s(1)	198,450	5,497,065
Steelcase, Inc., Class A(1)	290,500	3,218,740

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks — (continued)

Security description	Number of shares	Value ($)
Commercial services & supplies— (concluded)
United Stationers, Inc.(1),*	58,000	2,557,220
Watts Water Technologies, Inc., Class A(1)	58,000	1,558,460
		63,138,149
Communications equipment - 0.31%
Avocent Corp.(1),*	79,600	1,552,996

Computers & peripherals—1.28%
Avid Technology, Inc.(1),*	168,000	3,506,160
Electronics for Imaging, Inc.*	210,000	3,028,200
		6,534,360
Construction & engineering—0.93%
EMCOR Group, Inc.*	91,100	2,282,966
Perini Corp.*	67,700	2,449,386
		4,732,352
Diversified financials—5.78%
Apollo Investment Corp.	146,050	2,363,089
Ares Capital Corp.(1)	151,650	1,707,579
Assured Guaranty Ltd.	93,350	2,360,821
ASTA Funding, Inc.(1)	59,500	849,065
EzCORP, Inc., Class A*	173,300	2,103,862
First Cash Financial Services, Inc.(1),*	165,100	2,450,084
Investment Technology Group, Inc.*	87,100	4,203,446
Janus Capital Group, Inc.	264,900	7,433,094
Knight Capital Group, Inc., Class A*	89,850	1,681,094
MCG Capital Corp.(1)	159,100	1,218,706
World Acceptance Corp.(1),*	76,150	2,998,787
		29,369,627
Diversified telecommunication services - 0.35%
General Communication, Inc., Class A(1),*	290,000	1,800,900

Electrical equipment—4.15%
AMETEK, Inc.	60,000	2,911,200
Brady Corp., Class A(1)	294,550	9,999,972
Energizer Holdings, Inc.*	77,000	6,087,620
Regal-Beloit Corp.	56,400	2,091,876
		21,090,668
Electric utilities - 0.57%
Pike Electric Corp.(1),*	180,000	2,887,200

Electronic equipment & instruments—5.02%
Anixter International, Inc.(1),*	141,000	8,032,770
Arrow Electronics, Inc.*	40,750	1,108,808
Benchmark Electronics, Inc.(1),*	161,800	2,876,804
Coherent, Inc.*	115,000	3,427,000
Ingram Micro, Inc., Class A*	119,400	2,030,994
Insight Enterprises, Inc.*	82,000	988,920
Jabil Circuit, Inc.	183,380	1,995,174

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks — (continued)

Security description	Number of shares	Value ($)
Electronic equipment & instruments— (concluded)
Plexus Corp.(1),*	104,000	2,505,360
TTM Technologies, Inc.*	193,650	2,577,481
		25,543,311
Energy equipment & services—2.43%
Oceaneering International, Inc.*	42,500	2,838,150
Oil States International, Inc.*	85,850	4,297,651
TETRA Technologies, Inc.*	155,500	2,528,430
Tidewater, Inc.	41,350	2,696,847
		12,361,078
Food & drug retailing - 0.62%
Spartan Stores, Inc.(1)	151,350	3,160,188

Food products—2.08%
Brooklyn Cheesecake & Desserts Co., Inc.(2),*	34,680	8,670
J&J Snack Foods Corp.(1)	104,000	2,978,560
J.M. Smucker Co.	152,000	7,581,760
		10,568,990
Gas utilities—1.06%
Atmos Energy Corp.(1)	118,800	3,288,384
New Jersey Resources Corp.	66,750	2,125,988
		5,414,372
Health care equipment & supplies—2.37%
Advanced Medical Optics, Inc.(1),*	132,000	2,772,000
Bio-Rad Laboratories, Inc., Class A*	61,600	5,134,360
Cooper Cos., Inc.(1)	56,000	1,960,000
ICU Medical, Inc.(1),*	87,000	2,185,440
		12,051,800
Health care providers & services—5.09%
AMERIGROUP Corp.*	83,500	2,170,165
AMN Healthcare Services, Inc.*	158,700	2,315,433
Emergency Medical Services Corp., Class A(1),*	93,000	2,099,010
Healthspring, Inc.(1),*	179,410	3,021,264
IMS Health, Inc.	321,000	7,944,750
LifePoint Hospitals, Inc.(1),*	65,150	1,962,318
Magellan Health Services, Inc.*	84,000	3,241,560
MAXIMUS, Inc.	63,700	2,415,504
Res-Care, Inc.*	42,400	690,696
		25,860,700
Hotels, restaurants & leisure—1.82%
Papa John’s International, Inc.(1),*	98,000	2,646,000
Royal Caribbean Cruises Ltd.(1)	180,200	5,748,380
Ruby Tuesday, Inc.(1)	99,000	842,490
		9,236,870
Household durables—4.12%
ACCO Brands Corp.(1),*	185,400	2,580,768

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks — (continued)

Security description	Number of shares	Value ($)
Household durables— (concluded)
Black & Decker Corp.(1)	89,200	5,854,196
Mohawk Industries, Inc.(1),*	102,500	7,809,475
Newell Rubbermaid, Inc.	229,100	4,703,423
		20,947,862
Industrial conglomerates—0.95%
Carlisle Cos., Inc.	60,200	1,738,576
Chemed Corp.(1)	90,500	3,086,050
		4,824,626
Insurance—7.95%
American Financial Group, Inc.	50,450	1,383,339
Argo Group International Holdings, Ltd.(1),*	52,023	1,863,464
Aspen Insurance Holdings Ltd.(1)	118,650	3,083,713
Delphi Financial Group, Inc., Class A	76,450	2,080,969
HCC Insurance Holdings, Inc.(1)	342,351	8,449,223
Infinity Property & Casualty Corp.(1)	60,000	2,325,600
Markel Corp.*	22,400	9,730,560
Navigators Group, Inc.*	34,300	1,680,700
Selective Insurance Group, Inc.(1)	193,000	4,114,760
StanCorp Financial Group, Inc.(1)	111,850	5,731,194
		40,443,522
Internet software & services - 0.29%
TriZetto Group, Inc.*	69,020	1,452,871

IT consulting & services—2.50%
BearingPoint, Inc.(1),*	1,053,300	1,948,605
CACI International, Inc., Class A(1),*	120,200	6,024,424
ManTech International Corp., Class A(1),*	58,900	2,813,653
Unisys Corp.*	462,000	1,921,920
		12,708,602
Leisure equipment & products - 0.29%
RC2 Corp.*	80,000	1,480,000

Machinery—2.69%
Barnes Group, Inc.(1)	64,400	1,679,552
IDEX Corp.	224,400	8,233,236
Kennametal, Inc.	50,600	1,759,362
Timken Co.	55,150	1,993,672
		13,665,822
Marine - 0.43%
Genco Shipping & Trading Ltd.(1)	32,150	2,174,948

Media—3.18%
Central European Media Enterprises Ltd., Class A(1),*	25,050	2,655,801
Gannett Co., Inc.	93,000	2,661,660
Interpublic Group of Cos., Inc.(1),*	550,500	4,982,025
Lee Enterprises, Inc.(1)	214,450	1,657,698
McClatchy Co., Class A(1)	278,700	2,926,350

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks — (continued)

Security description	Number of shares	Value ($)
Media— (concluded)
Meredith Corp.	39,800	1,289,918
		16,173,452
Metals & mining - 0.22%
Gibraltar Industries, Inc.	107,450	1,122,853

Oil & gas—1.85%
Holly Corp.	52,400	2,173,552
Quicksilver Resources, Inc.(1),*	91,500	3,796,335
St. Mary Land & Exploration Co.(1)	79,000	3,453,880
		9,423,767
Paper & forest products—0.95%
Glatfelter	206,000	3,005,540
Neenah Paper, Inc.	79,000	1,815,420
		4,820,960
Personal products - 0.39%
NBTY, Inc.*	69,900	1,967,685

Pharmaceuticals - 0.48%
Sciele Pharma, Inc.(1),*	126,000	2,428,020

Real estate—4.60%
CB Richard Ellis Group, Inc., Class A(1),*	317,100	7,331,352
DiamondRock Hospitality Co.(1)	202,150	2,577,412
Entertainment Properties Trust(1)	29,500	1,574,120
Jones Lang LaSalle, Inc.	101,700	7,892,937
LaSalle Hotel Properties(1)	46,050	1,476,824
Sunstone Hotel Investors, Inc.	134,750	2,517,130
		23,369,775
Road & rail—1.17%
Forward Air Corp.	99,000	3,374,910
Landstar System, Inc.(1)	50,000	2,598,000
		5,972,910
Semiconductor equipment & products - 0.55%
Entegris, Inc.(1),*	370,000	2,789,800

Software—1.46%
MSC. Software Corp.*	245,000	2,984,100
Solera Holdings, Inc.*	118,000	3,045,580
VeriFone Holdings, Inc.(1),*	124,000	1,387,560
		7,417,240
Specialty retail—4.86%
Borders Group, Inc.(1)	415,000	2,614,500
Charlotte Russe Holding, Inc.*	53,487	849,374
Children’s Place Retail Stores, Inc.(1),*	145,000	3,371,250
Group 1 Automotive, Inc.(1)	173,050	4,616,974
Gymboree Corp.(1),*	62,050	2,681,801
Men’s Wearhouse, Inc.	69,900	1,861,437

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (concluded)

Security description	Number of shares	Value ($)
Specialty retail— (concluded)
Penske Automotive Group, Inc.(1)	133,650	2,797,294
Sonic Automotive, Inc.(1)	122,850	2,492,627
Tiffany & Co.	78,500	3,417,890
		24,703,147
Textiles & apparel—0.85%
UniFirst Corp.	56,500	2,644,765
Volcom, Inc.(1),*	89,000	1,690,110
		4,334,875
Trading companies & distributors - 0.08%
Huttig Building Products, Inc.(2),*	162,000	413,100

Wireless telecommunication services - 0.51%
iPCS, Inc.(1)	85,000	2,585,700
Total common stocks (cost—$514,005,592)		486,807,680

Preferred stocks - 0.47%
Banks - 0.47%
East West Bancorp, Inc., Series A(3),* (cost—$2,188,000)	2,188	2,402,150

Face amount ($)
Repurchase agreement - 3.37%
Repurchase agreement dated 04/30/08 with State Street Bank & Trust Co., 1.380% due 05/01/08 collateralized by $13,359,508 US Treasury Bonds, 6.250% to 8.000% due 11/15/21 to 08/15/23; (value—$17,448,299); proceeds: $17,106,656 (cost—$17,106,000)	17,106,000	17,106,000

	Number of shares
Investments of cash collateral from securities loaned—24.89%
Money market funds(4)—24.89%
AIM Prime Portfolio,
2.501%	5,642	5,642
BlackRock Liquidity Funds TempFund Institutional Class,
2.834%	21,175,665	21,175,665
DWS Money Market Series Institutional,
2.881%	17,475,821	17,475,821
Federated Treasury Obligation Fund,
1.792%	10	10
UBS Private Money Market Fund LLC,(5)
2.538%	87,884,490	87,884,490
Total money market funds and investments of cash collateral from securities loaned (cost—$126,541,628)		126,541,628

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Value ($)
Total investments (cost — $659,841,220)(6),(7) — 124.48%	632,857,458
Liabilities in excess of other assets — (24.48)%	(124,447,535)
Net assets — 100.00%	508,409,923

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at April 30, 2008.
(2)	Illiquid securities representing 0.08% of net assets as of April 30, 2008.
(3)	Non cumulative preferred stock. Convertible until 12/31/49.
(4)	Rates shown reflect yield at April 30, 2008.
(5)	The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2008.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		nine months	nine months		the nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/07 ($)	04/30/08 ($)	04/30/08 ($)	04/30/08 ($)	04/30/08 ($)
UBS Private Money Market Fund LLC	177,404,260	434,458,083	523,977,853	87,884,490	520,143

(6)

Includes $125,530,845 of investments in securities on loan, at value.  The custodian held cash equivalents as collateral for securities loaned of $126,541,628. In addition, the custodian also held a US government agency security having a value of $5,920,274 as collateral for portfolio securities loaned as follows:

Face
amount (000)($)		Maturity date	Interest rate (%)	Value ($)
5,873	Federal Home Loan Mortgage Corp.	02/12/10	3.550	5,920,274

(7)

Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2008 were $57,683,403 and  $84,667,165  respectively, resulting in net unrealized depreciation of investments of 26,983,762.

Issuer breakdown by country, commonwealth or territory of origin

Percentage of total investments (%)
United States	97.0
Bermuda	1.6
Liberia	0.9
Marshall Islands	0.3
Puerto Rico	0.2
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2008.

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks—95.63%

Security description	Number of shares	Value ($)
Aerospace & defense—1.87%
BE Aerospace, Inc.*	181,529	7,326,511
Curtiss-Wright Corp.	60,025	2,850,587
		10,177,098
Air freight & couriers—0.30%
Dynamex, Inc.*	66,000	1,658,580

Auto components—1.68%
Gentex Corp.(1)	257,000	4,800,760
LKQ Corp.*	200,000	4,352,000
		9,152,760
Banks—0.53%
PrivateBancorp, Inc.(1)	36,171	1,229,452
Prosperity Bancshares, Inc.(1)	23,100	715,407
Signature Bank*	35,915	947,438
		2,892,297
Biotechnology—4.98%
Alexion Pharmaceuticals, Inc.*	49,571	3,488,807
BioMarin Pharmaceutical, Inc.*	88,550	3,222,080
Cephalon, Inc.*	21,724	1,355,795
Cepheid, Inc.*	200,000	3,914,000
Lifecell Corp.*	78,216	3,971,808
Millennium Pharmaceuticals, Inc.*	65,940	1,639,928
Neogen Corp.*	130,000	3,266,900
QIAGEN N.V.*	43,320	962,137
Techne Corp.*	48,500	3,517,220
United Therapeutics Corp.*	19,964	1,686,958
		27,025,633
Chemicals—0.98%
CF Industries Holdings, Inc.	5,309	709,813
Intrepid Potash, Inc.*	41,040	1,948,990
Landec Corp.*	190,000	1,540,900
OM Group, Inc.*	20,234	1,108,014
		5,307,717
Commercial services & supplies—8.80%
Atlas Air Worldwide Holdings, Inc.*	31,475	1,909,903
Bright Horizons Family Solutions, Inc.*	55,095	2,612,054
Capella Education Co.*	55,236	3,562,170
Cenveo, Inc.(1),*	218,150	2,240,400
CoStar Group, Inc.*	37,467	1,796,543
Equifax, Inc.	72,000	2,755,440
FTI Consulting, Inc.*	34,484	2,206,976
G & K Services, Inc., Class A	70,000	2,207,100
Huron Consulting Group, Inc.*	25,675	1,074,756
Iconix Brand Group, Inc.(1),*	119,875	1,908,410
Mobile Mini, Inc.*	87,000	1,848,750
Monster Worldwide, Inc.*	74,634	1,815,845

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks — (continued)

Security description	Number of shares	Value ($)
Commercial services & supplies— (concluded)
Navigant Consulting, Inc.*	111,669	2,246,780
New Oriental Education & Technology Group, Inc., ADR*	30,117	2,260,582
Resources Connection, Inc.	182,650	3,691,356
Rollins, Inc.	240,000	3,823,200
Strayer Education, Inc.	18,194	3,378,444
TeleTech Holdings, Inc.*	11,139	255,417
Universal Technical Institute, Inc.*	60,000	680,400
VistaPrint Ltd.(1),*	88,865	3,024,076
Waste Connections, Inc.*	77,469	2,484,431
		47,783,033
Communications equipment—1.94%
Comtech Group, Inc.*	95,645	1,245,298
Digi International, Inc.*	306,000	2,521,440
Echelon Corp.(1),*	151,000	1,700,260
F5 Networks, Inc.*	79,000	1,787,770
Harris Corp.	61,004	3,296,046
		10,550,814
Computers & peripherals—0.48%
Stratasys, Inc.*	133,000	2,585,520

Construction & engineering—2.31%
Chicago Bridge & Iron Co. N.V.	164,138	6,539,258
Quanta Services, Inc.*	226,107	6,000,880
		12,540,138
Containers & packaging—0.44%
Silgan Holdings, Inc.	44,750	2,384,280

Diversified financials—3.51%
Affiliated Managers Group, Inc.*	12,783	1,269,863
Bankrate, Inc.(1),*	38,365	2,004,188
Cohen & Steers, Inc.(1)	66,725	1,862,962
FCStone Group, Inc.*	56,056	2,321,840
IntercontinentalExchange, Inc.*	13,176	2,044,256
Investment Technology Group, Inc.*	65,145	3,143,898
Nasdaq Stock Market, Inc.*	58,225	2,122,301
Portfolio Recovery Associates, Inc.(1)	98,000	4,312,980
		19,082,288
Diversified telecommunication services—0.44%
Time Warner Telecom, Inc., Class A*	122,225	2,395,610

Electrical equipment—1.98%
Belden, Inc.	79,607	2,685,940
General Cable Corp.*	120,219	8,054,673
		10,740,613
Electronic equipment & instruments—1.47%
Greatbatch, Inc.*	129,000	2,345,220

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks — (continued)

Security description	Number of shares	Value ($)
Electronic equipment & instruments— (concluded)
Itron, Inc.*	18,602	1,731,474
Napco Security Systems, Inc.*	115,750	546,340
Riverbed Technology, Inc.*	124,600	1,703,282
Tech Data Corp.*	50,000	1,680,500
		8,006,816
Energy equipment & services—3.28%
Dril-Quip, Inc.*	86,593	4,949,656
Energy Conversion Devices, Inc.(1),*	91,750	2,990,133
Hercules Offshore, Inc.(1),*	33,529	883,824
Oceaneering International, Inc.*	14,551	971,716
Patterson-UTI Energy, Inc.	46,835	1,308,570
T-3 Energy Services, Inc.*	32,976	1,741,133
W-H Energy Services, Inc.*	64,198	4,961,863
		17,806,895
Food & drug retailing—1.22%
Performance Food Group Co.*	96,000	3,212,160
United Natural Foods, Inc.(1),*	172,255	3,410,649
		6,622,809
Food products—0.61%
Hain Celestial Group, Inc.*	89,000	2,196,520
USANA Health Sciences, Inc.(1),*	57,000	1,111,500
		3,308,020
Gas utilities—0.74%
Southern Union Co.	156,550	4,010,811

Health care equipment & supplies—6.30%
Abaxis, Inc.*	80,385	2,048,210
AngioDynamics, Inc.(1),*	215,000	3,177,700
ArthroCare Corp.(1),*	56,000	2,523,360
Beckman Coulter, Inc.	30,850	2,107,055
Conceptus, Inc.(1),*	109,025	1,964,631
Cooper Cos., Inc.(1)	72,025	2,520,875
Endologix, Inc.*	203,700	549,990
I-Flow Corp.*	109,466	1,461,371
Illumina, Inc.*	42,502	3,310,481
Intuitive Surgical, Inc.*	4,832	1,397,704
MEDTOX Scientific, Inc.*	59,000	941,640
ResMed, Inc.*	124,899	5,385,645
Somanetics Corp.*	94,217	1,534,795
SurModics, Inc.*	39,000	1,734,330
West Pharmaceutical Services, Inc.(1)	75,975	3,563,987
		34,221,774
Health care providers & services—4.61%
Henry Schein, Inc.*	40,875	2,263,249
MAXIMUS, Inc.	104,500	3,962,640
Pediatrix Medical Group, Inc.*	111,348	7,573,891

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks — (continued)

Security description	Number of shares	Value ($)
Health care providers & services— (concluded)
Psychiatric Solutions, Inc.*	248,505	8,625,608
Universal Health Services, Inc., Class B	42,000	2,630,880
		25,056,268
Hotels, restaurants & leisure—4.40%
Boyd Gaming Corp.(1)	64,219	1,204,106
Burger King Holdings, Inc.	80,600	2,248,740
Cheesecake Factory, Inc.(1),*	144,000	3,258,720
Jack in the Box, Inc.*	52,850	1,413,738
Morgans Hotel Group(1),*	78,775	1,102,062
Penn National Gaming, Inc.*	39,329	1,680,135
Pinnacle Entertainment, Inc.*	99,668	1,546,847
Red Robin Gourmet Burgers, Inc.*	42,669	1,752,843
Scientific Games Corp., Class A(1),*	198,300	5,584,128
Vail Resorts, Inc.(1),*	83,850	4,094,395
		23,885,714
Industrial conglomerates—0.65%
Chemed Corp.(1)	103,000	3,512,300

Insurance—0.49%
eHealth, Inc.*	98,363	2,660,719

Internet & catalog retail—0.69%
Priceline.com, Inc.(1),*	29,525	3,768,571

Internet software & services—3.19%
Akamai Technologies, Inc.*	64,244	2,298,008
Allscripts Healthcare Solutions, Inc.(1),*	92,000	1,026,720
Equinix, Inc.(1),*	67,550	6,107,871
McAfee, Inc.*	94,900	3,155,425
SINA Corp.*	47,245	2,182,719
Sohu.com, Inc.*	36,775	2,542,256
		17,312,999
IT consulting & services—1.99%
Cognizant Technology Solutions Corp., Class A*	79,979	2,579,323
Forrester Research, Inc.*	88,000	2,537,920
Innerworkings, Inc.(1),*	178,365	2,397,225
Ritchie Brothers Auctioneers, Inc.	40,617	1,013,394
SAIC, Inc.*	119,483	2,270,177
		10,798,039
Machinery—3.50%
Bucyrus International, Inc., Class A	43,281	5,450,376
Flowserve Corp.	18,235	2,262,781
Harsco Corp.	40,010	2,373,793
Kaydon Corp.(1)	65,805	3,446,208
Middleby Corp.(1),*	53,800	3,375,950
Terex Corp.*	14,776	1,029,592
Titan International, Inc.	29,945	1,066,941
		19,005,641

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks — (continued)

Security description	Number of shares	Value ($)
Media—0.49%
Brocade Communications Systems, Inc.*	373,300	2,672,828

Metals & mining—0.17%
Massey Energy Co.	18,128	948,638

Multi-line retail—1.03%
Big Lots, Inc.(1),*	90,450	2,444,864
BJ’s Wholesale Club, Inc.(1),*	82,100	3,129,652
		5,574,516
Oil & gas—5.34%
Aegean Marine Petroleum Network, Inc.	78,981	2,872,539
Arena Resources, Inc.*	20,312	912,009
BPZ Resources, Inc.*	49,483	963,929
Carrizo Oil & Gas, Inc.*	51,325	3,258,624
Denbury Resources, Inc.*	113,353	3,464,068
Exterran Holdings, Inc.*	56,557	3,777,442
Helix Energy Solutions Group, Inc.*	73,300	2,532,515
Parallel Petroleum Corp.*	335,045	7,099,604
Penn Virginia Corp.	18,051	947,677
Range Resources Corp.	19,751	1,311,071
SandRidge Energy, Inc.*	41,802	1,888,614
		29,028,092
Pharmaceuticals—1.85%
Barr Pharmaceuticals, Inc.*	41,150	2,066,965
Medicis Pharmaceutical Corp., Class A(1)	116,000	2,389,600
Perrigo Co.	135,961	5,573,041
		10,029,606
Real estate—0.76%
Brookdale Senior Living, Inc.(1)	83,345	2,181,972
Corrections Corp. of America*	75,700	1,930,350
		4,112,322
Road & rail—1.69%
Forward Air Corp.	70,000	2,386,300
Kansas City Southern(1),*	113,385	5,111,396
Old Dominion Freight Line, Inc.*	54,000	1,657,800
		9,155,496
Semiconductor equipment & products—6.45%
Atmel Corp.*	877,275	3,263,463
Cavium Networks, Inc.*	68,838	1,414,621
Entegris, Inc.*	320,002	2,412,815
Marvell Technology Group Ltd.*	144,704	1,873,917
Microsemi Corp.(1),*	282,008	6,909,196
ON Semiconductor Corp.*	635,215	4,745,056
Power Integrations, Inc.*	100,000	3,117,000
Rudolph Technologies, Inc.*	78,000	792,480
Semtech Corp.*	224,000	3,637,760
Teradyne, Inc.*	306,274	4,070,381

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks — (concluded)

Security description	Number of shares	Value ($)
Semiconductor equipment & products— (concluded)
Varian Semiconductor Equipment Associates, Inc.*	76,925	2,817,763
		35,054,452
Software—9.06%
Activision, Inc.*	171,702	4,644,539
Ansoft Corp.*	97,000	3,216,520
ANSYS, Inc.*	40,711	1,637,804
Commvault Systems, Inc.*	141,950	1,745,985
FARO Technologies, Inc.*	67,000	2,361,080
Gartner, Inc.*	112,400	2,576,208
Informatica Corp.*	106,774	1,704,113
Jack Henry & Associates, Inc.	71,396	1,876,287
Lawson Software, Inc.(1),*	221,005	1,765,830
Manhattan Associates, Inc.*	90,000	2,340,900
Metavante Technologies, Inc.	68,775	1,621,027
National Instruments Corp.	163,000	4,795,460
Nuance Communications, Inc.*	182,000	3,690,960
Quest Software, Inc.*	292,550	3,896,766
SkillSoft PLC, ADR*	109,210	1,097,560
Synopsys, Inc.*	60,781	1,404,649
Ultimate Software Group, Inc.*	203,823	6,683,356
Verint Systems, Inc.*	107,150	2,137,642
		49,196,686
Specialty retail—3.14%
Abercrombie & Fitch Co., Class A	18,420	1,368,790
Aeropostale, Inc.*	84,055	2,672,108
GameStop Corp., Class A*	36,193	1,992,063
J. Crew Group, Inc.*	60,871	2,891,373
Pacific Sunwear of California, Inc.*	213,885	2,868,198
Urban Outfitters, Inc.(1),*	153,549	5,259,053
		17,051,585
Textiles & apparel—2.27%
Deckers Outdoor Corp.*	17,018	2,349,675
Fossil, Inc.*	63,073	2,257,383
Guess?, Inc.	127,163	4,867,800
Phillips-Van Heusen Corp.	68,250	2,880,832
		12,355,690
Total common stocks (cost—$493,978,469)		519,433,668

Face amount ($)
Repurchase agreement—3.31%
Repurchase agreement dated 04/30/08 with State Street Bank & Trust Co., 1.380% due 05/01/08, collateralized by $14,048,336 US Treasury Bonds, 6.250% to 8.000% due 11/15/21 to 08/15/23; (value—$18,347,948); proceeds: $17,988,690 (cost—$17,988,000)	17,988,000	17,988,000

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

	Number of
	shares	Value ($)
Investments of cash collateral from securities loaned—12.63%
Money market funds(2)—12.63%
AIM Prime Portfolio,
2.501%	67	67
BlackRock Liquidity Funds TempFund Institutional Class,
2.834%	8,304,042	8,304,042
DWS Money Market Series Institutional,
2.881%	32,958	32,958
Federated Treasury Obligation Fund,
1.792%	8	8
UBS Private Money Market Fund LLC,(3)
2.538%	60,291,994	60,291,994
Total money market funds and investments of cash collateral from securities loaned (cost—$68,629,069)		68,629,069
Total investments (cost — $580,595,538)(4),(5) — 111.57%		606,050,737
Liabilities in excess of other assets — (11.57)%		(62,868,066)
Net assets — 100.00%		543,182,671

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at April 30, 2008.
(2)	Rates shown reflect yield at April 30, 2008.
(3)	The table below details the Portolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2008.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		nine months	nine months		the nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/07 ($)	04/30/08 ($)	04/30/08 ($)	04/30/08 ($)	04/30/08 ($)
UBS Private Money Market Fund LLC	82,596,473	262,820,079	285,124,558	60,291,994	756,617

(4)

Includes $66,463,461 of investments in securities on loan, at value. The custodian held cash equivalents as collateral for securities loaned of $68,629,069. In addition, the custodian also held a US government agency security having a value of $1,007,991 as collateral for portfolio securities loaned as follows:

Face amount (000) ($)		Maturity date	Interest rate (%)	Value ($)
1,000	Federal Home Loan Mortgage Corp.	02/12/10	3.550	1,007,991

(5)

Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2008 were $67,679,800 and $42,224,601, respectively, resulting in net unrealized appreciation of investments of $25,455,199.

ADR	American Depositary Receipt

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	96.4
Netherlands	1.2
Bermuda	0.8
Cayman Islands	0.7
Marshall Islands	0.5
Ireland	0.2
Canada	0.2
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2008.

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks—97.98%

Security description	Number of shares	Value ($)
Australia—5.19%
Airlines—0.16%
Qantas Airways Ltd.	713,080	2,287,490

Banks—1.10%
Australia & New Zealand Banking Group Ltd.	82,027	1,694,896
Commonwealth Bank of Australia	19,924	843,104
National Australia Bank Ltd.	389,351	11,097,728
Westpac Banking Corp.	66,724	1,541,746
		15,177,474
Beverages—0.69%
Foster’s Group Ltd.	1,980,851	9,475,494

Chemicals—0.48%
Incitec Pivot Ltd.	43,774	6,682,054

Containers & packaging—0.38%
Amcor Ltd.	832,820	5,303,920

Diversified financials—0.11%
Macquarie Group Ltd.(1)	24,730	1,479,764

Diversified telecommunication services—1.10%
Telstra Corp. Ltd.	3,525,148	15,166,462

Industrial conglomerates—0.43%
Brambles Ltd.	74,576	626,226
Wesfarmers Ltd.(1),(2)	151,818	5,357,189
		5,983,415
Metals & mining—0.63%
BHP Billiton Ltd.	158,053	6,303,432
International Ferro Metals Ltd.*	404,762	1,199,135
Rio Tinto Ltd.(1)	9,049	1,161,815
		8,664,382
Oil & gas—0.11%
Woodside Petroleum Ltd.	28,356	1,495,543
Total Australia common stocks		71,715,998

Austria—0.51%
Diversified telecommunication services—0.18%
Telekom Austria AG	98,267	2,432,010

Metals & mining—0.04%
Voestalpine AG	7,327	563,457

Oil & gas—0.29%
OMV AG	53,651	4,058,821
Total Austria common stocks		7,054,288

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (continued)

Security description	Number of shares	Value ($)
Belgium—1.51%
Diversified financials—0.95%
Fortis(3)	394,041	10,773,477
Fortis(1),(4)	86,510	2,363,920
Fortis STRIP VVPR*	151,262	2,362
		13,139,759
Food & drug retailing—0.56%
Delhaize Group	89,001	7,760,123
Total Belgium common stocks		20,899,882

Brazil—0.54%
Banks—0.54%
Unibanco—Uniao de Bancos Brasileiros SA, GDR(1)	51,100	7,430,451

Cayman Islands—0.00%
Diversified telecommunication services—0.00%
Hutchison Telecommunications International Ltd.	20,841	29,310

Czech Republic—0.62%
Electric utilities—0.62%
CEZ*	114,534	8,505,184

Denmark—0.54%
Banks—0.10%
Danske Bank A/S	38,103	1,321,512

Marine—0.11%
A.P. Moller—Maersk A/S, Class A	143	1,499,105

Pharmaceuticals—0.33%
Novo-Nordisk A/S, Class B	66,463	4,575,455
Total Denmark common stocks		7,396,072

Finland—2.34%
Auto components—0.38%
Nokian Renkaat Oyj(1)	123,060	5,251,518

Communications equipment—1.37%
Nokia Oyj	612,984	18,874,888

Construction & engineering—0.03%
YIT Oyj	17,249	491,536

Machinery—0.13%
KCI Konecranes Oyj	42,014	1,839,502

Paper & forest products—0.41%
UPM-Kymmene Oyj	291,167	5,646,666

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (continued)

Security description	Number of shares	Value ($)
Finland— (concluded)
Venture capital—0.02%
Ruukki Group Oyj(1)	74,062	257,887
Total Finland common stocks		32,361,997

France—10.00%
Auto components—0.06%
Compagnie Generale des Etablissements Michelin	8,833	810,573

Automobiles—0.75%
Renault SA	100,066	10,320,190

Banks—1.84%
BNP Paribas SA	41,569	4,494,876
Societe Generale	159,705	18,742,763
Societe Generale*	18,483	2,141,434
		25,379,073
Beverages—0.10%
Pernod Ricard SA	11,816	1,365,308

Building products—0.52%
Cie de Saint-Gobain	89,562	7,237,065

Chemicals—0.21%
Arkema*	49,820	2,887,620

Construction & engineering—0.20%
Alstom	11,955	2,781,405

Construction materials—0.36%
Lafarge SA	27,417	4,961,286

Diversified telecommunication services—0.70%
France Telecom	307,465	9,678,645

Food & drug retailing—1.33%
Carrefour SA(1)	119,396	8,432,274
Casino Guichard-Perrachon SA	78,721	9,946,603
		18,378,877
Hotels, restaurants & leisure—0.60%
Accor SA	99,056	8,243,968

Insurance—0.90%
Axa(1)	271,189	10,122,532
SCOR SE	96,709	2,343,618
		12,466,150
IT consulting & services—0.19%
Cap Gemini SA	43,798	2,666,465

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (continued)

Security description	Number of shares	Value ($)
France— (concluded)
Media—0.30%
Vivendi Universal SA*	101,353	4,125,779

Multi-line retail—0.02%
PPR	2,811	368,959

Multi-utilities—0.25%
Suez SA	49,211	3,496,245
Suez SA STRIP VVPR*	24,336	380
		3,496,625
Oil & gas—1.61%
Total SA	263,998	22,235,142

Pharmaceuticals—0.05%
Sanofi-Aventis	8,302	650,103

Transportation infrastructure—0.01%
Vinci SA	950	70,357
Total France common stocks		138,123,590

Germany—7.88%
Aerospace & defense—0.09%
MTU Aero Engines Holding AG	25,280	1,163,678

Airlines—0.04%
Deutsche Lufthansa AG(1)	22,298	587,367

Automobiles—0.05%
DaimlerChrysler AG	8,858	690,598

Chemicals—1.26%
Bayer AG(1)	201,141	17,211,134
Lanxess	4,931	192,565
		17,403,699
Construction materials—0.13%
HeidelbergCement AG(1)	10,721	1,808,624

Diversified financials—0.06%
Deutsche Boerse AG	5,934	873,009

Diversified telecommunication services—0.65%
Deutsche Telekom AG	497,913	8,971,966

Electrical equipment—0.90%
Siemens AG	105,045	12,395,189

Electric utilities—1.59%
E.ON AG(1)	107,515	21,943,516

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (continued)

Security description	Number of shares	Value ($)
Germany— (concluded)
Electronic equipment & instruments—0.14%
Epcos AG	128,396	1,972,763

Insurance—0.58%
Allianz SE	15,977	3,266,350
Hannover Rueckversicherung AG	57,454	3,136,317
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe)	7,906	1,533,969
		7,936,636
Machinery—1.14%
MAN AG(1)	68,607	9,613,529
Tognum AG	212,494	6,138,280
		15,751,809
Metals & mining—0.20%
Kloeckner & Co. AG	4,558	250,237
ThyssenKrupp AG	40,076	2,517,461
		2,767,698
Multi-utilities—1.05%
RWE AG	125,872	14,532,386
Total Germany common stocks		108,798,938

Greece—1.17%
Banks—1.03%
EFG Eurobank Ergasias	65,676	2,038,691
National Bank of Greece SA	195,572	10,859,173
Piraeus Bank SA	37,715	1,286,160
		14,184,024
Food products—0.09%
Coca Cola Hellenic Bottling Co. SA	28,110	1,268,490

Metals & mining—0.05%
Corinth Pipeworks SA*	116,008	746,300
Total Greece common stocks		16,198,814

Hong Kong—4.05%
Banks—0.56%
BOC Hong Kong (Holdings) Ltd.	3,005,000	7,808,300

Diversified financials—0.65%
Hong Kong Exchanges & Clearing Ltd.	386,500	7,905,417
Swire Pacific Ltd.	88,245	1,031,562
		8,936,979
Electric utilities—0.42%
Hong Kong Electric Holdings	929,500	5,844,299

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (continued)

Security description	Number of shares	Value ($)
Hong Kong— (concluded)
Industrial conglomerates—0.08%
Hutchison Whampoa Ltd.	119,604	1,170,233

Real estate—1.63%
Cheung Kong Holdings Ltd.	821	12,789
Hang Lung Properties Ltd.	1,114,221	4,539,438
Henderson Land Development Co. Ltd.	214,000	1,633,871
New World Development Co. Ltd.	246,000	634,480
Sun Hung Kai Properties Ltd.	516,000	9,037,937
Wharf Holdings Ltd.	1,303,875	6,608,761
		22,467,276
Specialty retail—0.18%
Esprit Holdings Ltd.	202,469	2,494,116

Wireless telecommunication services—0.53%
China Mobile Ltd.	422,000	7,256,116
Total Hong Kong common stocks		55,977,319

Italy—4.96%
Automobiles—0.96%
Fiat SpA(1)	587,602	13,202,993

Banks—2.96%
Banca Intesa SpA	2,296,388	17,220,310
Banco Popolare Scarl*	137,071	2,733,158
Intesa Sanpaolo	305,677	2,172,907
UniCredito Italiano SpA	2,464,638	18,780,247
		40,906,622
Construction materials—0.18%
Buzzi Unicem SpA	97,023	2,489,090

Electric utilities—0.86%
Enel SpA	1,091,542	11,913,681
Total Italy common stocks		68,512,386

Japan—17.25%
Automobiles—1.22%
Nissan Motor Co. Ltd.	31,900	282,847
Toyota Motor Corp.	326,607	16,552,569
		16,835,416
Banks—1.33%
Mitsubishi Tokyo Financial Group, Inc.	415,000	4,565,658
Mizuho Financial Group, Inc.	1,986	10,313,411
Sumitomo Mitsui Financial Group, Inc.	402	3,460,018
		18,339,087

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (continued)

Security description	Number of shares	Value ($)
Japan— (continued)
Building products—0.23%
Nippon Sheet Glass Co. Ltd.	677,000	3,099,024

Chemicals—0.36%
Kaneka Corp.	89,000	610,252
Kuraray Co. Ltd.	225,500	2,680,367
Ube Industries Ltd.	482,000	1,687,243
Zeon Corp.	900	4,544
		4,982,406
Computers & peripherals—0.05%
Elpida Memory, Inc.*	18,900	688,859
Fujitsu Ltd.	6,000	38,255
		727,114
Construction & engineering—0.02%
Nishimatsu Construction Co. Ltd.	89,000	201,135

Diversified financials—0.90%
Daiwa Securities Group, Inc.	130,000	1,288,936
Hitachi Capital Corp.	92,900	1,373,153
Orix Corp.	54,370	9,808,926
		12,471,015
Diversified telecommunication services—0.32%
Nippon Telegraph & Telephone Corp. (NTT)	1,023	4,407,405

Electrical equipment—0.60%
Fujikura Ltd.	200	879
Mitsubishi Electric Corp.	177,000	1,807,703
Nitto Denko Corp.	155,200	6,432,774
		8,241,356
Electric utilities—0.43%
Kansai Electric Power Co., Inc.	74,000	1,761,312
Tokyo Electric Power Co., Inc.	161,600	4,110,516
		5,871,828
Electronic equipment & instruments—0.46%
Ibiden Co. Ltd.	36,700	1,595,269
NIDEC Corp.	22,000	1,656,585
Nippon Electric Glass Co. Ltd.	107,000	1,651,536
Taiyo Yuden Co. Ltd.(1)	42,000	485,089
TDK Corp.	14,700	1,006,530
		6,395,009
Food & drug retailing—0.62%
Seven & I Holdings Co. Ltd.	287,800	8,552,214

Food products—0.04%
Yakult Honsha Co. Ltd.(1)	19,600	522,114

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (continued)

Security description	Number of shares	Value ($)
Japan— (continued)
Gas utilities—0.06%
Tokyo Gas Co. Ltd.	225,000	861,182

Health care equipment & supplies—0.08%
Terumo Corp.	21,300	1,048,767

Household durables—0.28%
Matsushita Electric Industrial Co. Ltd.	142,900	3,360,009
Sharp Corp.	32,000	537,616
		3,897,625
Household products—0.82%
Kao Corp.	389,000	10,511,997
Uni-Charm Corp.	11,600	807,655
		11,319,652
Insurance—0.76%
Millea Holdings, Inc.	237,700	10,080,848
T&D Holdings, Inc.	5,450	346,964
		10,427,812
Internet software & services—0.08%
Softbank Corp.(1)	56,500	1,141,030

IT consulting & services—0.14%
Nomura Research Institute, Ltd.	42,300	933,582
NTT Data Corp.	247	1,014,271
		1,947,853
Leisure equipment & products—0.04%
FUJIFILM Holdings Corp.	14,800	567,890

Machinery—0.57%
Daikin Industries Ltd.	93,395	4,652,460
Minebea Co. Ltd.	528,000	3,214,156
		7,866,616
Marine—0.20%
Kawasaki Kisen Kaisha Ltd.	271,000	2,752,089

Metals & mining—0.53%
JFE Holdings, Inc.	82,100	4,500,360
Mitsubishi Materials Corp.	594,000	2,816,195
		7,316,555
Office electronics—1.04%
Canon, Inc.	286,700	14,337,068

Personal products—0.12%
Shiseido Co. Ltd.	71,000	1,703,563

Pharmaceuticals—2.11%
Astellas Pharma, Inc.	188,300	7,696,062

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (continued)

Security description	Number of shares	Value ($)
Japan— (concluded)
Pharmaceuticals— (concluded)
Daiichi Sankyo Co. Ltd.	56,100	1,542,972
Takeda Pharmaceutical Co.	377,700	19,941,078
		29,180,112
Real estate—0.67%
Mitsui Fudosan Co. Ltd.	294,000	7,407,607
Tokyu Land Corp.	256,000	1,903,043
		9,310,650
Road & rail—0.82%
East Japan Railway Co.	856	6,824,292
West Japan Railway Co.	1,032	4,456,104
		11,280,396
Software—0.72%
Nintendo Co., Ltd.	18,100	9,939,030

Specialty retail—0.04%
Nitori Co., Ltd.	11,650	613,954

Tobacco—0.29%
Japan Tobacco, Inc.	835	4,063,182

Trading companies & distributors—0.86%
Itochu Corp.	908,000	9,474,251
Mitsui & Co. Ltd.	102,700	2,409,848
		11,884,099
Wireless telecommunication services—0.44%
KDDI Corp.	941	6,026,888
Total Japan common stocks		238,131,136

Luxembourg—0.63%
Metals & mining—0.09%
ArcelorMittal	14,048	1,245,704

Wireless telecommunication services—0.54%
Millicom International Cellular SA*	68,800	7,431,088
Total Luxembourg common stocks		8,676,792

Netherlands—3.29%
Air freight & couriers—0.21%
TNT NV	75,031	2,923,073

Chemicals—0.30%
Akzo Nobel N.V.	48,378	4,116,168

Diversified financials—1.11%
ING Groep N.V.(1)	399,622	15,293,998

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (continued)

Security description	Number of shares	Value ($)
Netherlands— (concluded)
Diversified telecommunication services—0.35%
Koninklijke (Royal) KPN NV	220,264	4,053,232
Koninklijke (Royal) Philips Electronics NV	20,038	755,613
		4,808,845
Food & drug retailing—0.13%
Koninklijke Ahold NV*	118,693	1,764,373

Media—0.62%
Reed Elsevier N.V.	451,381	8,577,529

Semiconductor equipment & products—0.57%
ASML Holding N.V.	276,116	7,902,825
Total Netherlands common stocks		45,386,811

New Zealand - 0.27%
Diversified telecommunication services—0.27%
Telecom Corp. of New Zealand Ltd.(1)	1,252,972	3,701,366

Norway—1.02%
Banks—0.12%
DnB NOR ASA	111,018	1,664,490

Energy equipment & services—0.57%
SeaDrill Ltd.(1)	257,200	7,833,682

Industrial conglomerates—0.33%
Orkla ASA(1)	343,528	4,563,228
Total Norway common stocks		14,061,400

Portugal—0.06%
Diversified telecommunication services—0.06%
Portugal Telecom, SGPS, SA	75,258	896,027

Russia—0.51%
Oil & gas—0.51%
Gazprom	132,502	7,049,106

Singapore—1.60%
Airlines—0.00%
Singapore Airlines Ltd.	740	8,731

Banks—0.95%
Oversea-Chinese Banking Corp.	762,400	4,975,657
United Overseas Bank Ltd.	538,000	8,093,507
		13,069,164

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (continued)

Security description	Number of shares	Value ($)
Singapore— (concluded)
Diversified financials—0.31%
Jardine Matheson Holdings Ltd.	106,400	3,270,736
Singapore Exchange Ltd.	161,188	1,021,057
		4,291,793
Diversified telecommunication services—0.16%
Singapore Telecommunications Ltd.	791,120	2,251,925

Hotels, restaurants & leisure—0.09%
City Developments Ltd.	135,000	1,204,602

Real estate—0.09%
Keppel Land Ltd.(1)	277,000	1,237,875
Total Singapore common stocks		22,064,090

South Africa—0.35%
Oil & gas—0.35%
Sasol Ltd.	83,850	4,768,142

Spain—7.19%
Banks—2.61%
Banco Bilbao Vizcaya Argentaria SA	186,870	4,309,714
Banco Santander Central Hispano SA	1,465,575	31,694,664
		36,004,378
Construction & engineering—0.75%
Acciona SA	2,846	816,565
Tecnicas Reunidas SA	124,807	9,473,117
		10,289,682
Diversified financials—0.07%
Bolsas y Mercados Espanoles	18,583	938,682

Diversified telecommunication services—2.52%
Telefonica SA	1,199,840	34,790,732

Electric utilities—0.73%
Iberdrola SA	689,562	10,131,909

Specialty retail—0.51%
Inditex SA	129,160	7,054,661
Total Spain common stocks		99,210,044

Sweden—0.26%
Banks—0.23%
Skandinaviska Enskilda Banken AB (SEB), Class A	100,563	2,443,989
Svenska Handelsbanken, Series A	24,053	668,931
		3,112,920

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (continued)

Security description	Number of shares	Value ($)
Sweden— (concluded)
Machinery—0.03%
Scania AB	19,734	406,256
Total Sweden common stocks		3,519,176

Switzerland—4.62%
Banks—0.83%
Credit Suisse Group	60,056	3,344,333
Julius Baer Holding Ltd.	109,167	8,102,053
		11,446,386
Construction materials—0.08%
Holcim Ltd.	12,055	1,185,547

Electrical equipment—0.08%
ABB Ltd.	35,425	1,088,580

Food products—1.50%
Nestle SA	43,328	20,782,721

Health care equipment & supplies—0.43%
Phonak Holding AG	69,594	5,890,454

Insurance—0.29%
Swiss Re	26,634	2,220,892
Zurich Financial Services AG	5,931	1,815,963
		4,036,855
Pharmaceuticals—1.41%
Novartis AG	292,838	14,894,140
Roche Holding Genussehein AG	27,129	4,524,336
		19,418,476
Total Switzerland common stocks		63,849,019

Taiwan—0.69%
Diversified telecommunication services—0.31%
Chunghwa Telecom Co. Ltd., ADR	167,490	4,272,670

Semiconductor equipment & products—0.38%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(1)	473,084	5,317,464
Total Taiwan common stocks		9,590,134

United Kingdom—20.93%
Aerospace & defense—0.19%
BAE Systems PLC	284,901	2,643,994

Auto components—0.27%
GKN PLC	670,708	3,800,672

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (continued)

Security description	Number of shares	Value ($)
United Kingdom— (continued)
Banks—3.09%
Barclays PLC	334,480	3,035,939
HBOS PLC	696,639	6,517,027
HSBC Holdings PLC(3)	189,657	3,316,552
HSBC Holdings PLC(5),*	152,400	2,640,011
HSBC Holdings PLC(5)	11,600	201,095
Lloyds TSB Group PLC	1,121,715	9,646,077
Royal Bank of Scotland Group PLC	2,517,322	17,267,917
		42,624,618
Commercial services & supplies—0.02%
Robert Walters PLC	81,416	270,339

Construction & engineering—0.05%
Interserve PLC	74,757	719,043

Diversified financials—0.15%
Man Group PLC	181,755	2,101,446

Diversified telecommunication services—0.64%
BT Group PLC	1,805,524	7,996,558
Cable & Wireless PLC	297,207	881,678
		8,878,236
Electric utilities—0.15%
International Power PLC	230,253	2,010,940

Electronic equipment & instruments—0.15%
Cookson Group PLC	148,676	2,098,850

Food & drug retailing—1.14%
Tesco PLC	468,233	3,993,939
William Morrison Supermarkets PLC	2,055,645	11,709,944
		15,703,883
Gas utilities—0.17%
Centrica PLC	399,046	2,332,665

Health care equipment & supplies—0.70%
Smith & Nephew PLC	741,942	9,662,586

Hotels, restaurants & leisure—0.74%
Compass Group PLC	1,303,800	8,839,902
Greene King PLC	136,901	1,404,554
		10,244,456
Household durables—0.08%
Taylor Wimpey PLC	415,524	1,063,715

Insurance—0.58%
Amlin PLC	389,566	2,135,889
Aviva PLC	360,129	4,507,502

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (continued)

Security description	Number of shares	Value ($)
United Kingdom— (continued)
Insurance— (concluded)
Beazley Group PLC	367,729	1,067,487
Catlin Group Ltd.	35,526	277,248
		7,988,126
Machinery—0.61%
Babcock International Group PLC	711,414	8,366,797

Media—0.84%
Pearson PLC	135,586	1,771,178
Reed Elsevier PLC	663,942	8,422,343
United Business Media PLC	123,374	1,416,634
		11,610,155
Metals & mining—1.90%
Anglo American PLC	154,059	10,013,458
BHP Billiton PLC	321,551	11,508,122
Rio Tinto PLC	17,659	2,075,435
Vedanta Resources PLC	37,359	1,667,607
Xstrata PLC	11,866	930,987
		26,195,609
Multi-line retail—1.35%
Marks & Spencer Group PLC	414,849	3,138,534
Next PLC	24,506	558,392
Unilever PLC	441,465	14,939,564
		18,636,490
Oil & gas—5.29%
Afren PLC*	327,907	1,028,495
BG Group PLC	565,681	13,845,599
BP PLC	2,810,399	34,142,183
Royal Dutch Shell PLC, A Shares(3)	147,150	5,933,491
Royal Dutch Shell PLC, A Shares(6)	283,598	11,433,725
Royal Dutch Shell PLC, B Shares	165,124	6,615,571
		72,999,064
Pharmaceuticals—1.72%
Astra Zeneca PLC	22,731	952,994
GlaxoSmithKline PLC	898,954	20,036,653
Shire PLC	150,877	2,809,396
		23,799,043
Semiconductor equipment & products—0.05%
CSR PLC*	41,156	323,230
Wolfson Microelectronics PLC*	126,554	354,795
		678,025
Software—0.56%
Autonomy Corp. PLC*	452,266	7,701,998

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (concluded)

Security description	Number of shares	Value ($)
United Kingdom— (concluded)
Tobacco—0.21%
British American Tobacco PLC	77,158	2,910,251

Water utilities—0.08%
Pennon Group PLC	87,227	1,101,303

Wireless telecommunication services—0.20%
Vodafone Group PLC	869,760	2,772,139
Total United Kingdom common stocks		288,914,443
Total common stocks (cost—$1,201,787,005)		1,352,821,915

Preferred stocks—0.10%
Germany—0.10%
Multi-utilities—0.10%
RWE AG (cost—$1,730,182)	14,452	1,348,324

Number of rights
Rights*—0.01%
Australia—0.01%
Industrial Conglomerates—0.01%
Wesfarmers Ltd. exercise price AUD 29.00 expires 05/20/08 (cost—$0)	16,749	132,742

	Face amount ($)
Short-term US government obligations(7),(8)—0.05%
United States—0.05%
US Treasury Bills
2.375%, due 06/12/08	200,000	199,446
2.990%, due 06/12/08	590,000	548,082
(cost—$747,528)		747,528

Repurchase agreement—1.26%
Repurchase agreement dated 04/30/08 with State Street Bank & Trust Co., 1.380% due 05/01/08, collateralized by $13,576,622 US Treasury Bonds, 6.250% to 8.000% due 11/15/21 to 08/15/23; (value—$17,731,862); proceeds: $17,384,666 (cost—$17,384,000)	17,384,000	17,384,000

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Security description	Number of shares	Value ($)
Investments of cash collateral from securities loaned—9.10%
Money market funds(9) — 9.10%
AIM Prime Portfolio,
2.501%	999	999
BlackRock Liquidity Funds TempFund Institutional,
1.183%	48,012,821	48,012,821
DWS Money Market Series Institutional,
2.881%	50,127,041	50,127,041
Federated Treasury Obligation Fund,
1.792%	5	5
UBS Private Money Market Fund LLC,(10)
2.538%	27,539,486	27,539,486
Total money market funds and investments of cash collateral from securities loaned (cost—$125,680,352)		125,680,352
Total investments (cost — $1,347,329,067)(11),(12)— 108.50%		1,498,114,861
Liabilities in excess of other assets — (8.50)%		(117,417,194)
Net assets — 100.00%		1,380,697,667

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at April 30, 2008.
(2)	Security is being fair valued by a valuation committee under the direction of the board of trustees.
(3)	Security is traded on the London Exchange.
(4)	Security is traded on the Brussels Exchange.
(5)	Security is traded on the Hong Kong Exchange.
(6)	Security is traded on the Netherlands Exchange.
(7)	Rate shown is the discount rate at date of purchase.
(8)	Entire amount delivered to broker as collateral for futures transactions.
(9)	Rates shown reflect yield at April 30, 2008.
(10)	The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2008.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		nine months	nine months		the nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/07 ($)	04/30/08 ($)	04/30/08 ($)	04/30/08 ($)	04/30/08 ($)
UBS Private Money Market Fund LLC	56,022,635	661,467,738	689,950,887	27,539,486	237,126

(11)	Includes $121,501,048 of investments in securities on loan, at value.
(12)

Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2008 were $209,621,183 and $58,835,389, respectively, resulting in net unrealized appreciation of investments of $150,785,794.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
STRIP	Separate Trading of Registered Interest and Principal of Securities
VVPR	Verminderde Voorheffing Precompte Reduit (Belgium dividend coupon)

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Future contracts

Number of			Expiration		Current	Unrealized
contracts	Currency	Buy contracts	dates	Cost ($)	value ($)	appreciaton ($)
26	AUD	Share Price Index 200 Futures	June 2008	3,429,112	3,430,766	1,654
12	EUR	Dow Jones Euro STOXX 50 Futures	June 2008	645,147	702,660	57,513
				4,074,259	4,133,426	59,167

Forward foregin currency contracts

					Unrealized
	Contracts to	In		Mautrity	appreciation
	deliver	exchange for		dates	(depreciation) ($)
Australian Dollar	4,782,040	USD	4,426,974	07/08/08	(44,157)
Euro	13,459,000	USD	20,921,343	07/31/08	(5,261)
Great Britain Pound	4,568,544	USD	8,990,621	07/08/08	(49,008)
Great Britain Pound	6,524,500	USD	12,902,655	07/31/08	14,805
Japanese Yen	506,521,335	USD	4,986,521	07/08/08	95,790
United States Dollar	6,312,787	AUD	7,020,550	07/08/08	251,314
United States Dollar	3,610,430	CHF	3,651,900	07/08/08	(83,308)
United States Dollar	5,028,043	GBP	2,548,167	07/08/08	13,932
United States Dollar	4,189,532	SEK	25,236,415	07/08/08	9,928
					204,035

Currency type abbreviations:
AUD	Australian Dollar
CHF	Swiss Franc
GBP	Great Britain Pound
SEK	Swedish Krona
USD	US Dollar

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2008.

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks—90.38%

Security description	Number of shares	Value ($)
Argentina—1.32%
Energy equipment & services—1.32%
Tenaris SA, ADR(1)	117,706	6,239,595

Bermuda—1.41%
Banks—0.47%
Credicorp Ltd.(1)	27,329	2,196,158

Marine—0.94%
Cosco Pacific Ltd.	2,354,000	4,452,367
Total Bermuda common stocks		6,648,525

Brazil—10.64%
Banks—0.60%
Unibanco - Uniao de Bancos Brasileiros SA, GDR(1)	19,400	2,820,954

Diversified telecommunication services—0.54%
Brasil Telecom Participacoes SA, ADR(1)	34,067	2,575,806

Electric utilities—1.52%
AES Tiete SA	104,800	1,040,308
CPFL Energia SA	58,500	1,476,402
CPFL Energia SA, ADR(1)	14,000	1,037,400
MPX Mineracao e Energia SA*	6,300	3,665,082
		7,219,192
Metals & mining—1.18%
Companhia Vale do Rio Doce (CVRD), ADR(1)	175,300	5,581,552

Oil & gas—2.17%
Petroleo Brasileiro SA - Petrobras(1)	84,444	10,253,191

Paper & forest products—0.80%
Votorantim Celulose e Papel SA, ADR(1)	119,250	3,790,958

Retail—0.92%
Lojas Renner SA	185,200	4,367,609

Software & Services—1.17%
Redecard SA	283,500	5,526,050

Transportation infrastructure—1.47%
Companhia de Concessoes Rodoviarias (CCR)	360,689	6,943,838

Warehousing & harbor transportation services—0.27%
Santos Brasil Participacoes SA	73,500	1,271,724
Total Brazil common stocks		50,350,874

Cayman Islands—0.27%
Electronic equipment & instruments—0.27%
Suntech Power Holdings Co., Ltd., ADR(1),*	28,400	1,270,332

Chile—0.57%
Banks—0.37%
Banco Santander Chile SA, ADR	33,600	1,764,672

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (continued)

Security description	Number of shares	Value ($)
Chile— (concluded)
Water utilities—0.20%
Inversiones Aguas Metropolitanas SA (IAM), ADR(2)	36,500	936,101
Total Chile common stocks		2,700,773

China—4.47%
Banks—1.11%
China Construction Bank Corp.	5,849,000	5,276,232

Construction materials—0.70%
Anhui Conch Cement Co. Ltd., Class H(1)	412,800	3,302,654

Insurance—0.48%
Ping An Insurance (Group) Co. of China Ltd.	237,000	2,248,917

Marine—0.92%
China Shipping Development Co. Ltd., Class H	1,298,000	4,355,453

Metals & mining—0.49%
China Shenhua Energy Co. Ltd., Class H	505,500	2,322,155

Oil & gas—0.43%
PetroChina Co. Ltd., Class H	1,371,200	2,041,013

Real estate—0.00%
Shimao Property Holdings Ltd.	300	597

Technology, hardware & equipment—0.27%
TPV Technology Ltd.(1)	1,862,000	1,294,989

Textiles & apparel—0.07%
Texwinca Holdings Ltd.	436,000	328,406
Total China common stocks		21,170,416

Columbia—1.13%
Banks—1.13%
Bancolombia SA(1)	133,500	5,329,320

Czech Republic—1.48%
Banks—0.52%
Komercni Banka A.S.	10,000	2,449,929

Electric utilities—0.96%
CEZ	61,466	4,564,406
Total Czech Republic common stocks		7,014,335

Egypt—1.39%
Wireless telecommunication services—1.39%
Egyptian Co. for Mobile Services (MobiNil)	51,269	1,880,818
Orascom Telecom Holding S.A.E., GDR(1)	62,600	4,682,480
Total Egypt common stocks		6,563,298

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (continued)

Security description	Number of shares	Value ($)
Hong Kong—5.35%
Electric utilities—0.64%
China Resources Power Holdings Co. Ltd.	1,183,200	3,006,148

Marine—1.58%
Pacific Basin Shipping Ltd.	1,660,000	3,041,748

Multi-utilities—0.44%
China Power International Development Ltd.(1)	5,726,000	2,086,684

Oil & gas—0.47%
CNOOC Ltd.	1,264,000	2,231,785

Wireless telecommunication services—3.16%
China Mobile (Hong Kong) Ltd.	870,600	14,969,608
Total Hong Kong common stocks		25,335,973

India—4.67%
Automobiles—0.38%
Hero Honda Motors Ltd.	85,899	1,810,526

Chemicals—1.07%
Reliance Industries Ltd.	78,559	5,056,939

Construction & engineering—0.31%
Unitech Ltd.	192,708	1,472,124

Diversified financials—0.16%
Reliance Capital Ltd.	20,842	773,698

Diversified telecommunication services—1.60%
Bharti Airtel Ltd.*	342,741	7,577,270

Electric utilities—0.29%
Tata Power Co. Ltd.	38,900	1,343,233

IT consulting & services—0.46%
Satyam Computer Services Ltd., ADR(1)	85,025	2,183,442

Metals & mining—0.40%
JSW Steel Ltd.	12,407	267,019
Tata Steel Ltd.	80,368	1,614,700
		1,881,719
Total India common stocks		22,098,951

Indonesia—0.30%
Diversified financials—0.30%
PT Bank Central Asia Tbk	4,411,500	1,435,101

Israel—2.13%
Banks—0.41%
Bank Hapoalim Ltd.	452,560	1,921,417

Chemicals—0.43%
Makhteshim-Agan Industries Ltd.	220,342	2,032,933

Diversified telecommunication services—0.81%
Bezeq Israeli Telecommunication Corp. Ltd.	2,077,931	3,860,471

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (continued)

Security description	Number of shares	Value ($)
Israel— (concluded)
Pharmaceuticals—0.48%
Teva Pharmaceutical Industries Ltd., ADR	48,700	2,278,186
Total Israel common stocks		10,093,007

Kazakhstan—0.67%
Oil & gas—0.67%
KazMunaiGas Exploration Production, GDR	107,000	3,145,800

Malaysia—3.32%
Banks—1.30%
Commerce Asset-Holding Berhad	811,800	2,556,952
Hong Leong Bank Berhad	733,500	1,416,382
Public Bank Berhad, Foreign Market	600,000	2,165,242
		6,138,576
Consumer products—0.53%
Tanjong PLC	495,200	2,523,811

Diversified telecommunication services—0.39%
Telekom Malaysia Berhad	538,500	617,085
TM International Bhd*	538,500	1,227,350
		1,844,435
Marine—0.53%
Malaysia International Shipping Co. Berhad	867,100	2,525,267

Plantations—0.57%
IOI Corp. Berhad	1,166,295	2,695,142
Total Malaysia common stocks		15,727,231

Mexico—6.58%
Banks—0.76%
Banco Compartamos SA de C.V.(1),*	281,800	1,176,769
Grupo Financiero Banorte SA de C.V., Series O(1)	544,791	2,405,365
		3,582,134
Beverages—0.62%
Grupo Modelo SA de C.V., Series C(1)	669,900	2,957,108

Construction materials—0.47%
Cemex SA de C.V., ADR(1),*	80,429	2,223,862

Household products—0.50%
Kimberly-Clark de Mexico SA de C.V., Series A(1)	500,200	2,379,691

Media—0.48%
Grupo Televisa SA, ADR	91,600	2,260,688

Metals & mining—1.07%
Grupo Mexico SAB de C.V., Series B	375,457	2,738,406
Industrias CH SA, Series B(1),*	505,400	2,312,878
		5,051,284
Multi-line retail—0.57%
Wal-Mart de Mexico SA de C.V., Series V(1)	674,736	2,714,705

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (continued)

Security description	Number of shares	Value ($)
Mexico— (concluded)
Transportation infrastructure—0.24%
Grupo Aeroportuario del Pacifico SA de C.V., ADR	27,500	1,123,925

Wireless telecommunication services—1.87%
America Movil SA de C.V., ADR, Series L(1)	152,398	8,832,988
Total Mexico common stocks		31,126,385

Morocco—0.18%
Real estate—0.18%
Compagnie Generale Immobiliere*	2,834	873,604

Philippines—0.56%
Diversified telecommunication services—0.56%
Philippine Long Distance Telephone Co., ADR(1)	43,100	2,633,410

Poland—1.24%
Banks—0.49%
Bank Pekao SA	26,235	2,290,023

Diversified telecommunication services—0.75%
Telekomunikacja Polska SA	352,470	3,554,909
Total Poland common stocks		5,844,932

Russia—10.19%
Auto manufacturing/suppliers—0.71%
JSC Severstal-Auto	53,000	3,339,000

Banks—0.91%
Sberbank	1,325,900	4,315,805

Food products—0.66%
Uralkali, GDR*	58,357	3,110,428

Marine—0.12%
Novorossiysk Sea Trade Port, GDR(1),*	35,782	554,621

Metals & mining—1.86%
Chelyabinsk Zinc Factory, GDR*	21,200	206,700
Evraz Group SA, GDR	52,850	5,483,187
Mining & Metallurgical Co., Norilsk Nickel, ADR(1)	116,200	3,137,400
		8,827,287
Oil & gas—4.50%
Gazprom, ADR	184,896	9,836,467
Gazprom, ADR(1)	58,100	3,090,920
LUKOIL, ADR(1)	92,712	8,371,894
		21,299,281
Wireless telecommunication services—1.43%
Mobile TeleSystems, ADR	87,181	6,763,502
Total Russia common stocks		48,209,924

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (continued)

Security description	Number of shares	Value ($)
South Africa—6.16%
Banks—0.91%
African Bank Investments Ltd.	1,230,784	4,321,396

Construction materials—0.50%
Pretoria Portland Cement Co. Ltd.	449,487	2,377,688

Diversified financials—0.16%
ABSA Group Ltd.	58,199	731,168

Diversified telecommunication services—0.30%
Telkom South Africa Ltd.	83,636	1,421,815

Industrial conglomerates—0.49%
Barloworld Ltd.	159,548	2,331,478

Metals & mining—1.08%
Impala Platinum Holdings Ltd.	125,319	5,104,407

Oil & gas—1.88%
Sasol Ltd.	156,134	8,878,582

Wireless telecommunication services—0.84%
MTN Group Ltd.	207,845	3,971,779
Total South Africa common stocks		29,138,313

South Korea—9.67%
Banks—3.00%
Industrial Bank of Korea (IBK)	171,200	3,261,278
Kookmin Bank	73,251	5,106,712
Kookmin Bank, ADR(1)	59,561	4,154,380
Shinhan Financial Group Co. Ltd.	28,561	1,649,311
		14,171,681
Building products—0.27%
KCC Corp.	2,819	1,256,763

Chemicals—0.63%
LG Chem Ltd.	29,825	2,974,617

Diversified financials—0.89%
Hana Financial Group, Inc.	92,608	4,188,673

Household durables—0.48%
LG Electronics, Inc.	14,613	2,280,890

Industrial conglomerates—0.89%
Hanjin Heavy Industries & Construction Co. Ltd.	35,993	2,064,128
LG Corp.	26,000	2,165,262
		4,229,390
Insurance—0.46%
Samsung Fire & Marine Insurance Co. Ltd.	10,062	2,197,754

Machinery—0.36%
Hyundai Heavy Industries Co. Ltd.	4,705	1,679,938

Metals & mining—0.84%
POSCO	8,172	3,997,772

Semiconductor equipment & products—1.85%
Samsung Electronics Co. Ltd.	12,344	8,753,387

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (continued)

Security description	Number of shares	Value ($)
South Korea— (concluded)
Total South Korea common stocks		45,730,865

Taiwan—11.13%
Banks—1.51%
Chinatrust Financial Holding Co. Ltd.*	1,980,000	2,064,702
Mega Financial Holding Co. Ltd.	5,748,000	5,059,410
		7,124,112
Chemicals—0.31%
Nan Ya Plastics Corp.	629,000	1,481,215

Computers & peripherals—1.27%
Asustek Computer, Inc.	741,372	2,405,700
Lite-On Technology Corp.	3,081,299	3,622,974
		6,028,674
Construction materials—0.34%
Taiwan Cement Corp.	993,155	1,614,621

Diversified telecommunication services—1.06%
Chunghwa Telecom Co. Ltd.	777,698	2,005,068
Chunghwa Telecom Co. Ltd., ADR	117,812	3,005,384
		5,010,452
Electronic equipment & instruments—1.20%
AU Optronics Corp.	1,213,000	2,370,424
HON HAI Precision Industry Co. Ltd. (Foxconn)	350,840	2,033,772
Synnex Technology International Corp.	475,811	1,273,622
		5,677,818
Food & drug retailing—0.52%
President Chain Store Corp.	695,000	2,442,401

Insurance—0.02%
Shin Kong Financial Holding Co. Ltd.	114,948	106,652

Metals & mining—0.24%
China Steel Corp.	704,000	1,156,088

Semiconductor equipment & products—3.98%
Advanced Semiconductor Engineering, Inc.	2,158,083	2,218,507
MediaTek, Inc.	318,900	4,137,138
Taiwan Semiconductor Manufacturing Co. Ltd.	5,053,215	11,069,856
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(1)	124,000	1,393,760
		18,819,261
Textiles & apparel—0.00%
Formosa Taffeta Co. Ltd.	1,000	1,138

Wireless telecommunication services—0.68%
Far EasTone Telecommunications Co. Ltd.	1,882,530	3,215,093
Total Taiwan common stocks		52,677,525

Thailand—3.63%
Banks—0.43%
Kasikornbank Public Co. Ltd., NVDR	734,800	2,027,594

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (concluded)

Security description	Number of shares	Value ($)
Thailand— (concluded)
Construction materials—0.94%
Siam Cement Public Co. Ltd., NVDR(1)	678,500	4,450,583

Home builders—0.18%
Land & Houses Public Co. Ltd., NVDR(1)	2,975,100	839,708

Metals & mining—0.83%
Banpu Public Co. Ltd., NVDR	287,463	3,952,503

Oil & gas—1.25%
PTT Exploration and Production Public Co., Ltd. (NVDR)	489,900	2,564,598
PTT Public Co. Ltd.	318,700	3,356,853
		5,921,451
Total Thailand common stocks		17,191,839

Turkey—1.92%
Automobiles—0.42%
Tofas Turk Otomobil Fabrikasi A.S.	520,129	1,982,454

Banks—0.33%
Akbank T.A.S.	304,875	1,590,008

Diversified financials—0.35%
Turkiye Vakiflar Bankasi T.A.O., Class D	814,668	1,661,153

Wireless telecommunication services—0.82%
Turkcell Iletisim Hizmetleri A.S. (Turkcell)	483,686	3,869,185
Total Turkey common stocks		9,102,800
Total common stocks (cost—$326,867,658)		427,653,128

Preferred stocks—8.21%
Brazil—6.23%
Banks—1.93%
Banco Bradesco SA	158,299	3,637,963
Itausa—Investimentos Itau SA	829,853	5,466,785
		9,104,748
Electric utilities—0.13%
AES Tiete SA	69,200	624,473

Metals & mining—2.97%
Companhia Vale do Rio Doce (CVRD), Class A	288,964	9,316,316
Usinas Siderurgicas de Minas Gerais SA (Usiminas), Class A	97,350	4,753,295
		14,069,611
Oil & gas—1.20%
Petroleo Brasileiro SA - Petrobras, ADR	56,256	5,687,482
Total Brazil preferred stocks		29,486,314

South Korea—1.98%
Automobiles—0.77%
Hyundai Motor Co.	101,060	3,633,584

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Preferred stocks— (concluded)

Security description	Number of shares	Value ($)
South Korea— (concluded)
Semiconductor equipment & products—1.21%
Samsung Electronics Co. Ltd.	11,126	5,725,842
Total South Korea preferred stocks		9,359,426
Total preferred stocks (cost—$23,570,853)		38,845,740

Number of rights
Rights*—0.00%
Brazil—0.00%
Banks—0.00%
Itausa — Investimentos Itau SA exercise price BRL 8.00, expires 06/02/08 (cost—$0)	6,116	11,038

	Face amount(7) ($)
Corporate bond(3),(4),(5),(6)—0.00%
Brazil—0.00%
Metals & mining—0.00%
Companhia Vale do Rio Doce
1.000%, due 09/29/49 (cost—$0)	10,050	0

Repurchase agreement—0.70%
Repurchase agreement dated 04/30/08 with State Street Bank & Trust Co., 1.380% due 05/01/08, collateralized by $2,563,970 US Treasury Bonds, 6.250% to 8.000% due 11/15/21 to 08/15/23; (value—$3,348,694); proceeds: $3,283,126 (cost—$3,283,000)	3,283,000	3,283,000

	Number of shares
Investments of cash collateral from securities loaned—14.92%
Money market funds(8)—14.92%
AIM Prime Portfolio,
2.501%	56	56
BlackRock Liquidity Funds TempFund Institutional Class,
2.834%	15,655,865	15,655,865
DWS Money Market Series Institutional,
2.881%	66,010	66,010
UBS Private Money Market Fund LLC,(9)
2.538%	54,863,905	54,863,905
Total money market funds and investments of cash collateral from securities loaned (cost—$70,585,836)		70,585,836

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2008 (unaudited)

Value ($)
Total investments (cost — $424,307,347)(10),(11) — 114.21%	540,378,742
Liabilities in excess of other assets — (14.21)%	(67,215,625)
Net assets — 100.00%	473,163,117

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at April 30, 2008.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security, which represents 0.20% of net assets as of April 30, 2008, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)	Illiquid security representing 0.00% of net assets as of April 30, 2008.
(4)	Security is being fair valued by a valuation committee under the direction of the board of trustees.
(5)	Variable rate security. The interest rate shown is the current rate as of April 30, 2008, and resets periodically.
(6)	Perpetual bond security. The maturity date represents the final maturity.
(7)	In US Dollars unless otherwise indicated.
(8)	Rates shown reflect yields at April 30, 2008.
(9)	The table below details the Portfolio’s transaction activity in an affiliated issuer for the nine months ended April 30, 2008.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		nine months	nine months		the nine
	Value at	ended	ended	Value at	months ended
Security description	07/31/07 ($)	04/30/08 ($)	04/30/08 ($)	04/30/08 ($)	04/30/08 ($)
UBS Private Money Market Fund LLC	7,303,388	429,778,542	382,218,025	54,863,905	261,855

(10)	Includes $69,113,093 of investments in securities on loan, at value.
(11)

Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2008 were $126,290,007 and $10,218,612 respectively, resulting in net unrealized appreciation of investments of $116,071,395.

ADR	American Depositary Receipt
BRL	Brazilian Real
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2008.

UBS PACE Select Advisors Trust

UBS PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks—94.38%

	Number of
Security description	shares	Value ($)
Australia—9.72%
Alternative Real Estate—0.12%
Australian Education Trust	102,300	96,038

Diversified—0.50%
Becton Property Group	84,727	155,883
GPT Group	11,073	34,790
Sunland Group Ltd.	83,000	223,185
		413,858
Hotels—0.24%
Thakral Holdings Group	252,837	201,576

Office—4.01%
Tishman Speyer Office Fund	916,187	1,400,365
Valad Property Group	2,153,008	1,939,952
		3,340,317
Residential—0.97%
Australand Property Group	401,769	625,464
ING Real Estate Community Living Group	259,859	183,883
		809,347
Retail—3.88%
Centro Retail Group(1)	2,790,239	1,263,644
Macquarie CountryWide Trust	402,612	526,112
Macquarie DDR Trust	300,047	164,195
Westfield Group	74,359	1,279,677
		3,233,628
Total Australia common stocks		8,094,764

Austria—0.18%
Diversified—0.18%
Conwert Immobilien Invest SE*	7,972	147,383

Brazil—2.44%
Residential - 0.55%
MRV Engenharia e Participacoes SA*	21,971	462,631

Retail—1.89%
BR Malls Participacoes SA*	42,624	469,269
Iguatemi Empresa de Shopping Centers SA	48,853	631,897
Multiplan Empreendimentos Imobiliarios SA*	36,323	469,826
		1,570,992
Total Brazil common stocks		2,033,623

Canada—2.21%
Office - 1.22%
Brookfield Properties Corp.(1)	50,322	1,012,982

Residential - 0.99%
Boardwalk Real Estate Investment Trust	20,800	824,069
Total Canada common stocks		1,837,051

UBS PACE Select Advisors Trust

UBS PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
China—1.74%
Diversified—1.74%
China Overseas Land & Investment Ltd.	498,000	1,047,997
Shui On Land Ltd.	398,500	403,453
Total China common stocks		1,451,450

France—5.84%
Diversified—4.37%
Fonciere des Regions	2,847	434,321
Unibail Rodamco	12,384	3,205,302
		3,639,623
Retail—1.47%
Klepierre	13,377	816,911
Mercialys	8,708	405,602
		1,222,513
Total France common stocks		4,862,136

Hong Kong—10.86%
Diversified—8.36%
Henderson Land Development Co. Ltd.	163,000	1,244,490
Hysan Development Co.	217,000	629,296
Kerry Properties Ltd.	127,403	863,178
Sun Hung Kai Properties Ltd.	192,000	3,362,954
Wharf (Holdings) Ltd.	169,000	856,586
		6,956,504
Office - 1.74%
Hongkong Land Holdings Ltd.	319,000	1,448,260

Retail - 0.76%
Hang Lung Properties Ltd.	156,000	635,558
Total Hong Kong common stocks		9,040,322

Japan—12.74%
Diversified—5.27%
Kenedix Realty Investment Corp.	163	964,033
Mitsubishi Estate Co. Ltd.	118,000	3,427,033
		4,391,066
Office—7.25%
Japan Excellent, Inc.	214	1,304,765
Mitsui Fudosan Co. Ltd.	123,000	3,099,101
Nippon Commercial Investment Corp.	104	417,060
Sumitomo Realty & Development Co. Ltd.	24,000	600,087
TOKYU REIT, Inc.	73	612,867
		6,033,880
Residential - 0.22%
New City Residence Investment Corp.	73	183,228
Total Japan common stocks		10,608,174

UBS PACE Select Advisors Trust

UBS PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Mexico—1.20%
Residential - 1.20%
Urbi, Desarrollos Urbanos, SA de C.V.(1),*	311,172	998,302

Philippines—0.25%
Diversified - 0.25%
Megaworld Corp.	4,306,833	209,891

Singapore—5.00%
Industrial - 1.33%
Ascendas Real Estate Investment Trust (A-REIT)	583,000	1,104,908

Office - 0.49%
Ascendas India Trust	471,000	409,852

Residential - 1.70%
Capitaland Ltd.	283,000	1,417,035

Retail - 1.48%
CapitaMall Trust	481,000	1,234,379
Total Singapore common stocks		4,166,174

United Kingdom—7.42%
Diversified—2.23%
British Land Co. PLC	74,097	1,239,021
Land Securities Group PLC	20,191	618,245
		1,857,266
Office—2.75%
Dawnay Day Sirius Ltd.	357,058	401,421
Derwent London PLC	38,999	1,038,284
Great Portland Estates PLC	93,233	849,482
		2,289,187
Residential—0.71%
Unite Group PLC	102,253	591,631

Retail—1.73%
Capital & Regional PLC	48,876	421,033
Liberty International PLC	52,298	1,020,085
		1,441,118
Total United Kingdom common stocks		6,179,202

United States—34.78%
Diversified - 3.44%
Vornado Realty Trust(1)	30,782	2,865,496

Health care - 1.46%
Ventas, Inc.	25,076	1,217,691

Hotels—2.94%
Host Hotels & Resorts, Inc.	46,510	799,972
Morgans Hotel Group Co.(1),*	57,630	806,244
Orient-Express Hotels Ltd., Class A	4,433	206,356
Starwood Hotels & Resorts Worldwide, Inc.	12,168	635,291
		2,447,863
Industrial—5.08%
AMB Property Corp.	17,895	1,033,436

UBS PACE Select Advisors Trust

UBS PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (concluded)

	Number of
Security description	shares	Value ($)
United States— (concluded)
Industrial— (concluded)
ProLogis	41,612	2,605,327
Public Storage, Inc.	6,567	595,627
		4,234,390
Office—5.09%
Alexandria Real Estate Equities, Inc.(1)	6,043	634,696
Boston Properties, Inc.	14,221	1,429,068
Brandywine Realty Trust	9,730	169,789
Corporate Office Properties Trust(1)	11,110	414,403
Digital Realty Trust, Inc.(1)	15,800	612,250
SL Green Realty Corp.	10,503	974,679
		4,234,885
Other—2.19%
American Tower Corp., Class A*	23,416	1,016,722
Gramercy Capital Corp.	22,515	427,785
iStar Financial, Inc.(1)	19,475	374,894
		1,819,401
Residential—4.32%
American Campus Communities, Inc.(1)	33,610	1,026,114
AvalonBay Communities, Inc.(1)	13,668	1,363,383
Equity Residential	9,260	384,475
Essex Property Trust, Inc.(1)	6,948	826,812
		3,600,784
Retail—10.26%
Acadia Realty Trust	22,966	588,848
Federal Realty Investment Trust	10,020	823,143
General Growth Properties, Inc.	25,320	1,037,107
Kimco Realty Corp.	19,814	790,777
Regency Centers Corp.	11,637	832,860
Simon Property Group, Inc.	28,115	2,807,564
Taubman Centers, Inc.(1)	15,059	853,393
The Macerich Co.	11,097	811,524
		8,545,216
Total United States common stocks		28,965,726
Total common stocks (cost—$81,320,612)		78,594,198

Face
amount ($)
Repurchase agreement—5.91%
Repurchase agreement dated 04/30/08 with State Street Bank & Trust Co., 1.380% due 05/01/08, collateralized by $3,843,221 US Treasury Bonds, 6.250% to 8.000% due 11/15/21 to 08/15/23; (value—$5,019,471); proceeds: $4,921,189 (cost—$4,921,000)	4,921,000	4,921,000

UBS PACE Select Advisors Trust

UBS PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2008 (unaudited)

	Number of
Security description	shares	Value ($)
Investments of cash collateral from securities loaned—5.50%
Money market funds(2) — 5.50%
AIM Prime Portfolio,
2.501%	12	12
BlackRock Liquidity Funds TempFund Institutional Class,
2.833%	2,002,720	2,002,720
DWS Money Market Series Institutional,
2.881%	2,027,533	2,027,533
UBS Private Money Market Fund LLC,(3)
2.538%	551,789	551,789
Total money market funds and investments of cash collateral from securities loaned (cost—$4,582,054)		4,582,054
Total investments (cost — $90,823,666)(4),(5)— 105.79%		88,097,252
Liabilities in excess of other assets — (5.79)%		(4,820,633)
Net assets — 100.00%		83,276,619

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at April 30, 2008.
(2)	Rates shown reflect yield at April 30, 2008.
(3)	The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2008.

Security description	Value at 07/31/07 ($)	Purchases during the nine months ended 04/30/08 ($)	Sales during the nine months ended 04/30/08 ($)	Value at 04/30/08	Net income earned from affiliate for the nine months ended 04/30/08
UBS Private Money Market Fund LLC	6,923,073	47,551,214	53,922,498	551,789	17,991

(4)	Includes $4,342,501 of investments in securities on loan, at value.
(5)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2008 were $2,619,565 and $5,345,979, respectively, resulting in net unrealized depreciation of investments of $2,726,414.

REIT	Real Estate Investment Trust

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2008.

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks—43.32%

	Number of
Security description	shares	Value ($)
Australia—1.63%
Banks—0.04%
Bendigo Bank Ltd.	22,686	261,774

Construction & engineering—0.00%
Leighton Holdings Ltd.	774	34,388

Energy equipment & services—0.15%
WorleyParsons Ltd.	27,877	1,020,516

Industrial conglomerates—0.30%
Brambles Ltd.	252,165	2,117,468

Metals & mining—0.83%
Alumina Ltd.	115,949	626,850
BHP Billiton Ltd.	25,281	1,008,251
BlueScope Steel Ltd.	185,563	1,934,620
Energy Resources of Australia Ltd.	119,477	2,198,169
		5,767,890
Oil & gas—0.24%
Paladin Resources Ltd.*	422,285	1,693,311

Real estate—0.07%
ING Industrial Fund	234,808	463,022
Total Australia common stocks		11,358,369

Austria—0.03%
Banks—0.03%
Raiffeisen International Bank-Holding AG	1,292	210,011

Belgium—0.14%
Diversified financials—0.14%
Groupe Bruxelles Lambert SA	7,722	984,135

Bermuda—1.93%
Biotechnology—0.04%
Mingyuan Medicare Development Co. Ltd.	1,690,000	255,891

Diversified financials—0.06%
Assured Guaranty Ltd.	15,900	402,111

Electric utilities—0.03%
Cheung Kong Infrastructure Holdings Ltd.	56,000	242,521

Food products—0.59%
Bunge Ltd.(1)	35,000	3,993,150
Cosan Ltd.*	8,300	110,058
		4,103,208
Hotels, restaurants & leisure—0.05%
Shangri-La Asia Ltd.	133,333	367,843

Insurance—0.39%
Everest Re Group Ltd.(1)	29,800	2,692,430

IT consulting & services—0.09%
Accenture Ltd., Class A(1)	17,200	645,860

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Bermuda— (concluded)
Marine—0.43%
Frontline Ltd.	53,900	3,002,653

Real estate—0.16%
Hopson Development Holdings Ltd.	30,000	63,979
Kerry Properties Ltd.	126,000	853,673
Sinofert Holdings Ltd.	256,000	195,454
		1,113,106
Retail—0.04%
Huabao International Holdings Ltd.	325,000	291,923

Textiles & apparel—0.05%
Ports Design Ltd.	116,500	375,221
Total Bermuda common stocks		13,492,767

Brazil—0.65%
Banks—0.03%
Banco Itau Holding Financeira SA, ADR	6,900	193,545

Food products—0.10%
Cosan SA Industria e Comercio	28,300	509,066
Perdigao SA	5,800	159,638
		668,704
Health care providers & services—0.01%
OdontoPrev SA	3,200	82,589

Machinery—0.01%
Weg SA	6,300	75,765

Metals & mining—0.25%
Companhia Vale do Rio Doce (CVRD), ADR	35,300	1,379,524
MMX Mineracao e Metalicos SA*	6,000	198,496
Usinas Siderurgicas de Minas Gerais SA	3,450	176,423
		1,754,443
Oil & gas—0.18%
Petroleo Brasileiro SA, ADR	10,100	1,226,342

Paper & forest products—0.04%
Aracruz Celulose SA, ADR	3,700	298,220

Transportation services—0.03%
All America Latina Logistica (ALL)	16,800	219,324
Total Brazil common stocks		4,518,932

Canada—2.20%
Aerospace & defense—0.01%
Bombardier, Inc., Class B(1),*	5,000	32,767

Chemicals—0.82%
Agrium, Inc.	12,100	951,444
Potash Corp. of Saskatchewan, Inc.(1)	25,800	4,749,342
		5,700,786
Insurance—0.07%
Fairfax Financial Holdings Ltd.(1)	1,700	513,157

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Canada— (concluded)
IT consulting & services—0.19%
CGI Group, Inc., Class A(1),*	114,500	1,333,616

Metals & mining—0.33%
Teck Cominco Ltd., Class B	12,400	539,537
Uranium One, Inc.*	385,460	1,779,753
		2,319,290
Oil & gas—0.77%
Canadian Natural Resources Ltd.	3,600	305,809
Canadian Oil Sands Trust	5,500	247,011
Encana Corp.(1)	56,700	4,574,397
Suncor Energy, Inc.	2,200	248,267
		5,375,484
Transportation services—0.01%
Viterra, Inc.*	6,800	92,976
Total Canada common stocks		15,368,076

Cayman Islands—0.88%
Auto components—0.01%
Minth Group Ltd.	58,000	65,047

Commercial services & supplies—0.01%
New Oriental Education & Technology Group, Inc., ADR*	500	37,530

Electronic equipment & instruments—0.03%
Kingboard Chemical Holdings Ltd.	42,500	201,234

Food products—0.07%
Chaoda Modern Agriculture (Holdings) Ltd.	246,000	353,541
China Mengniu Dairy Co. Ltd.	39,000	118,604
		472,145
Hotels, restaurants & leisure—0.07%
Ctrip.com International Ltd., ADR	7,660	475,380

Industrial conglomerates—0.03%
Golden Meditech Co. Ltd.	552,000	191,245

Insurance—0.50%
ACE Ltd.(1)	58,400	3,520,936

Internet software & services—0.02%
Tencent Holdings Ltd.	17,600	116,420

Machinery—0.02%
Prime Success International Group Ltd.	296,000	171,299

Multi-line retail—0.01%
Golden Eagle Retail Group Ltd.	102,000	102,221

Oil & gas—0.06%
Transocean, Inc.	2,808	414,068

Personal products—0.05%
Hengan International Group Co. Ltd.	97,000	348,511
Total Cayman Islands common stocks		6,116,036

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Chile—0.02%
Chemicals—0.02%
Sociedad Quimica y Minera de Chile SA, ADR	5,900	168,209

China—1.21%
Automobiles—0.03%
Dongfeng Motor Corp., Class H	338,000	183,895

Banks—0.19%
China Merchants Bank Co. Ltd., Class H	50,500	211,249
Industrial & Commercial Bank of China, Class H	1,391,000	1,101,284
		1,312,533
Chemicals—0.01%
Sinopec Shanghai Petrochemical Co. Ltd., Class H	190,000	74,604

Commercial services & supplies—0.01%
Travelsky Technology Ltd., Class H	124,000	108,039

Construction & engineering—0.01%
Baoye Group Co. Ltd., Class H	78,000	49,844

Construction materials—0.01%
Anhui Conch Cement Co. Ltd., Class H	8,000	64,005

Diversified financials—0.05%
Bank of China Ltd., Class H	713,000	365,048

Diversified telecommunication services—0.04%
China Telecom Corp. Ltd., Class H	452,000	303,338

Electric utilities—0.04%
Datang International Power Generation Co. Ltd., Class H	318,000	219,531
Huaneng Power International, Inc., Class H	56,000	46,564
		266,095
Energy equipment & services—0.05%
China Oilfield Services Ltd., Class H	192,000	353,788

Health care equipment & supplies—0.06%
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	254,000	407,409

Insurance—0.05%
China Life Insurance Co., Class H	75,000	325,767

Machinery—0.06%
Shanghai Electric Group Co. Ltd., Class H	358,000	201,207
Shanghai Prime Machinery Co. Ltd., Class H	516,000	122,492
Weichai Power Co. Ltd., Class H	18,000	101,397
		425,096
Metals & mining—0.20%
Angang Steel Co. Ltd., Class H	76,000	189,777
China Shenhua Energy Co. Ltd., Class H	88,000	404,252
Jiangxi Copper Co. Ltd.	141,000	342,678
Yanzhou Coal Mining Co. Ltd., Class H	256,000	472,374
		1,409,081

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
China— (concluded)
Multi-line retail—0.01%
Wumart Stores, Inc., Class H	85,000	73,622

Oil & gas—0.08%
PetroChina Co. Ltd., Class H	358,000	532,878

Pharmaceuticals—0.04%
Guangzhou Pharmaceutical Co. Ltd., Class H	354,000	292,988

Real estate—0.02%
Shanghai Forte Land Co. Ltd., Class H	358,000	157,107

Transportation infrastructure—0.08%
China Communications Construction Co. Ltd., Class H	231,000	550,738

Wireless telecommunication services—0.17%
China Mobile (Hong Kong) Ltd.	70,500	1,212,218
Total China common stocks		8,468,093

Denmark—0.41%
Electrical equipment—0.41%
Vestas Wind Systems A/S*	26,250	2,878,187

Egypt—0.12%
Construction & engineering—0.03%
Orascom Construction Industries (OCI)	2,625	215,573

Diversified financials—0.02%
Egyptian Financial Group-Hermes Holding	14,340	147,512

Hotels, restaurants & leisure—0.02%
Orascom Hotels & Development*	7,800	123,464

Telecommunications—0.05%
Orascom Telecom Holding SAE	24,213	365,675
Total Egypt common stocks		852,224

Finland—0.58%
Diversified telecommunication services—0.43%
Nokia Oyj	96,959	2,985,543

Metals & mining—0.15%
Kone Oyj, Class B	26,043	1,028,008
Total Finland common stocks		4,013,551

France—2.08%
Auto components—0.08%
Valeo SA	13,325	541,589

Banks—0.03%
BNP Paribas	1,825	197,338

Diversified telecommunication services—0.59%
France Telecom SA	132,101	4,158,387

Hotels, restaurants & leisure—0.06%
Accor SA	5,196	432,439

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
France— (concluded)
IT consulting & services—0.34%
Cap Gemini SA	38,991	2,373,810

Media—0.93%
Vivendi	159,600	6,496,841

Oil & gas—0.05%
Total SA	4,001	336,983
Total France common stocks		14,537,387

Germany—0.36%
Construction & engineering—0.36%
Bilfinger Berger AG(1)	3,747	322,318
Hochtief AG(1)	21,138	2,183,344
Total Germany common stocks		2,505,662

Hong Kong—1.06%
Banks—0.05%
Hang Seng Bank Ltd.	17,800	356,541

Distributors—0.11%
China Resources Enterprise Ltd.	204,000	751,275

Diversified financials—0.05%
Hong Kong Exchanges & Clearing Ltd.	15,500	317,035

Industrial conglomerates—0.06%
Beijing Enterprises Holdings Ltd.	86,000	353,131
Melco International Development Ltd.	35,000	48,324
		401,455
Insurance—0.02%
China Insurance International Holdings Co. Ltd.*	61,000	162,027

Oil & gas—0.04%
CNOOC Ltd.	175,000	308,989

Real estate—0.72%
Hang Lung Group Ltd.	56,000	301,444
Hysan Development Co. Ltd.	104,000	301,598
Link REIT	307,000	744,539
New World Development Co. Ltd.	979,000	2,525,025
Shun Tak Holdings Ltd.	176,000	235,325
Wharf (Holdings) Ltd.	114,000	577,815
Wheelock & Co. Ltd.	97,000	302,458
		4,988,204
Trading companies & distributors—0.01%
Shougang Concord International Enterprises Co. Ltd.	302,000	94,555
Total Hong Kong common stocks		7,380,081

India—0.14%
Banks—0.01%
Firstsource Solutions Ltd.*	38,600	42,492

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
India— (concluded)
Construction & engineering—0.03%
Larsen & Toubro Ltd.	1,697	126,704
Voltas Ltd.	19,642	92,502
		219,206
Diversified telecommunication services—0.04%
Bharti Airtel Ltd.*	11,541	255,147

Electrical equipment—0.01%
Bharat Heavy Electricals Ltd.	2,200	103,334

Energy equipment & services—0.02%
Suzlon Energy Ltd.	16,487	115,977

Metals & mining—0.02%
JSW Steel Ltd.	5,946	127,968

Pharmaceuticals—0.01%
Nicholas Piramal India Ltd.	11,295	96,181
Primal Life Science Ltd.	560	4,829
		101,010
Total India common stocks		965,134

Indonesia—0.01%
Banks—0.01%
PT Bank Mandiri	273,500	85,265

Israel—0.08%
Chemicals—0.06%
Israel Chemicals Ltd.	12,069	222,633
Makhteshim-Agan Industries Ltd.	23,875	220,277
		442,910
Pharmaceuticals—0.02%
Teva Pharmaceutical Industries Ltd., ADR	2,300	107,594
Total Israel common stocks		550,504

Italy—0.23%
Banks—0.05%
Banca Carige SpA(1)	78,374	310,226
UniCredit SpA	2,187	16,665
		326,891
Diversified financials—0.11%
IFI-Istituto Finanziario Industriale SpA*	29,965	792,136

Insurance—0.03%
Compagnia Assicuratrice Unipol SpA(1)	59,324	173,869

Oil & gas—0.04%
ENI SpA	7,954	307,265
Total Italy common stocks		1,600,161

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Japan—3.29%
Banks—0.54%
Mitsubishi UFJ Financial Group, Inc. (MUFG)	75,700	832,820
Mizuho Financial Group, Inc.	112	581,622
Sumitomo Mitsui Financial Group, Inc.	68	585,277
Suruga Bank Ltd.	20,000	282,156
The 77 Bank Ltd.	12,000	71,434
The Bank of Kyoto Ltd.	19,000	242,102
The Chiba Bank Ltd.	37,000	291,417
The Gunma Bank Ltd.	41,000	327,653
The Hachijuni Bank Ltd.	38,000	250,690
The Shizuoka Bank Ltd.	22,000	269,539
		3,734,710
Beverages—0.15%
Kirin Holdings Co. Ltd.	60,000	1,067,462

Chemicals—0.04%
Denki Kagaku Kogyo Kabushiki Kaisha	71,000	262,875

Computers & peripherals—0.21%
Fujitsu Ltd.	233,000	1,485,589

Diversified financials—0.07%
Chuo Mitsui Trust Holdings, Inc.	35,000	248,738
Hokuhoku Financial Group, Inc.	81,000	257,056
		505,794
Electronic equipment & instruments—0.54%
Hitachi Ltd.	527,000	3,552,695
Oki Electric Industry Co., Ltd.*	111,000	241,246
		3,793,941
Food products—0.09%
Nichirei Corp.	108,000	509,958
Yamazaki Baking Co. Ltd.	10,000	105,881
		615,839
Marine—0.11%
Nippon Yusen Kabushiki Kaisha	82,000	796,461

Pharmaceuticals—0.36%
Kyowa Hakko Kogyo Co. Ltd.	162,000	1,466,000
Taisho Pharmaceutical Co. Ltd.	54,000	1,030,302
		2,496,302
Real estate—0.10%
Mitsubishi Estate Co. Ltd.	21,000	609,896
NTT Urban Development Corp.	40	61,932
		671,828
Road & rail—0.06%
Hankyu Hanshin Holdings, Inc.	97,000	438,429

Software—0.17%
Konami Corp.	1,100	39,352
Nintendo Co. Ltd.	2,100	1,153,147
		1,192,499

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Japan— (concluded)
Specialty retail—0.04%
EDION Corp.	23,800	241,239
Matsumotokiyoshi Holdings Co. Ltd.*	1,800	37,476
		278,715
Trading companies & distributors—0.76%
Marubeni Corp.	184,000	1,466,904
Sojitz Corp.	554,100	2,131,461
Sumitomo Corp.	124,900	1,677,985
		5,276,350
Wireless telecommunication services—0.05%
Hikari Tsushin, Inc.	9,900	362,735
Total Japan common stocks		22,979,529

Luxembourg—0.32%
Metals & mining—0.15%
ArcelorMittal	5,600	498,904
Evraz Group SA, GDR	5,650	586,188
		1,085,092
Specialty retail—0.17%
Oriflame Cosmetics SA	15,200	1,165,344
Total Luxembourg common stocks		2,250,436

Malaysia—0.05%
Diversified financials—0.03%
Alliance Financial Group BHD	59,400	58,291
AMMB Holdings Berhad	112,500	133,903
		192,194
Food products—0.02%
Kuala Lumpur Kepong Berhad	33,500	177,097
Total Malaysia common stocks		369,291

Mauritius—0.03%
Food products—0.03%
Golden Agri-Resources Ltd.	363,000	227,536

Mexico—0.10%
Beverages—0.02%
Coca-Cola Femsa SAB de C.V. (Femsa), ADR	2,600	135,564

Construction & engineering—0.02%
Impulsora del Desarrollo y el Empleo en America Latina, SA de C.V.(Ideal)*	73,600	116,343

Multi-line retail—0.02%
Wal-Mart de Mexico SAB de C.V., Series V	32,500	130,759

Wireless telecommunication services—0.04%
America Movil SA de C.V., ADR,	5,600	324,576
Total Mexico common stocks		707,242

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Netherlands—0.09%
Energy equipment & services—0.05%
Schlumberger Ltd.	3,300	331,815

Food products—0.04%
Unilever NV	9,057	305,468
Total Netherlands common stocks		637,283

New Zealand—0.08%
Construction materials—0.08%
Fletcher Building Ltd.	79,714	533,881

Norway—0.16%
Chemicals—0.10%
Yara International ASA	9,050	663,316

Food products—0.04%
Marine Harvest*	468,000	309,913

Oil & gas—0.02%
Statoil ASA	3,150	114,201
Total Norway common stocks		1,087,430

Panama—0.20%
Construction & engineering—0.20%
McDermott International, Inc.(1),*	25,700	1,377,006

Philippines—0.01%
Diversified telecommunication services—0.01%
Philippine Long Distance Telephone Co., ADR	1,600	97,760

Portugal—0.04%
Diversified financials—0.04%
Banco BPI SA	49,703	283,272

Russia—0.22%
Banks—0.02%
Sberbank	45,169	147,025

Oil & gas—0.20%
Gazprom, ADR(2)	866	45,811
Gazprom, ADR(3)	16,320	868,224
LUKOIL, ADR	3,500	316,050
Rosneft Oil Co., GDR	17,550	171,990
		1,402,075
Total Russia common stocks		1,549,100

Singapore—0.96%
Banks—0.05%
Overseas-Chinese Banking Corp. Ltd.	56,000	365,473

Electronic equipment & instruments—0.35%
Flextronics International Ltd.(1),*	237,200	2,464,508

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Singapore— (concluded)
Food products—0.04%
Wilmar International Ltd.*	72,000	244,770

Hotels, restaurants & leisure—0.04%
City Developments Ltd.	32,000	285,535

Machinery—0.03%
Yangzijiang Shipbuilding Holdings Ltd.*	231,000	182,272

Real estate—0.42%
Capitaland Ltd.	592,000	2,964,256

Schools—0.03%
Raffles Education Corp. Ltd.	246,000	210,435
Total Singapore common stocks		6,717,249

South Africa—0.25%
Construction & engineering—0.03%
Murray & Roberts Holdings Ltd.	15,988	187,118

Metals & mining—0.19%
Anglo Platinum Ltd.	4,140	663,834
Gold Fields Ltd., ADR	37,100	500,850
Impala Platinum Holdings Ltd.	4,241	172,742
		1,337,426
Specialty retail—0.01%
Truworths International Ltd.	16,418	55,582

Wireless telecommunication services—0.02%
MTN Group Ltd.	8,933	170,704
Total South Africa common stocks		1,750,830

South Korea—0.10%
Household durables—0.03%
LG Electronics, Inc.	1,356	211,653

Internet software & services—0.02%
NHN Corp.*	684	158,951

Pharmaceuticals—0.04%
Dong-A Pharmaceutical Co. Ltd.	1,271	145,145
Hanmi Pharm Co. Ltd.	620	104,812
		249,957
Semiconductor equipment & products—0.01%
Samsung Electronics Co. Ltd., GDR	293	104,308
Total South Korea common stocks		724,869

Spain—0.83%
Banks—0.22%
Banco Bilbao Vizcaya Argentaria SA	1,623	37,431
Banco Santander SA	67,664	1,463,308
		1,500,739
Insurance—0.00%
Mapfre SA	3,382	17,268

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (continued)

	Number of
Security description	shares	Value ($)
Spain— (concluded)
Oil & gas—0.61%
Repsol YPF SA	105,500	4,289,649
Total Spain common stocks		5,807,656

Sweden—0.11%
Banks—0.11%
Nordea Bank AB	42,461	703,558
Swedbank AB, A Shares	3,600	91,399
Total Sweden common stocks		794,957

Switzerland—0.98%
Chemicals—0.68%
Syngenta AG	15,764	4,708,737

Computers & peripherals—0.21%
Logitech International SA*	47,398	1,450,096

Hotels, restaurants & leisure—0.02%
Kuoni Reisen Holding AG	257	149,316

Machinery—0.07%
Schindler Holding AG	6,243	508,225
Total Switzerland common stocks		6,816,374

Taiwan—0.04%
Electronic equipment & instruments—0.02%
HON HAI Precision Industry Co. Ltd (Foxconn)	31,800	184,340

Semiconductor equipment & products—0.02%
Powertech Technology, Inc.	29,100	117,079
Total Taiwan common stocks		301,419

Thailand—0.02%
Banks—0.02%
Bangkok Bank Public Co. Ltd.	28,200	124,503

Turkey—0.02%
Wireless telecommunication services—0.02%
Turkcell Iletisim Hizmetleri AS (Turkcell)	12,561	100,480

United Kingdom—2.44%
Banks—0.18%
Barclays PLC(1)	6,047	54,886
HSBC Holdings PLC(1)	35,158	614,812
Royal Bank of Scotland Group PLC(1)	14,728	101,029
Standard Chartered PLC(1)	13,474	480,619
		1,251,346
Construction & engineering—0.08%
Balfour Beatty PLC(1)	64,437	564,369

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (continued)

Security description	Number of shares	Value ($)
United Kingdom— (concluded)
Diversified financials—0.00%
London Stock Exchange Group PLC(1)	878	18,801

Electronic equipment & instruments—0.00%
Cookson Group PLC(1)	1,161	16,390

Food & drug retailing—0.58%
J Sainsbury PLC(1)	8,959	68,314
William Morrison Supermarkets PLC(1)	702,027	3,999,084
		4,067,398
Metals & mining—0.54%
Anglo American PLC(1)	45,467	2,955,244
Eurasian Natural Resources Corp.*	33,136	790,612
		3,745,856
Multi-line retail—0.30%
Home Retail Group PLC(1)	395,988	2,078,586

Oil & gas—0.14%
BG Group PLC	18,196	445,365
BP PLC	18,996	230,773
Royal Dutch Shell PLC	7,183	287,782
		963,920
Tobacco—0.08%
British American Tobacco PLC(1)	15,078	568,713

Wireless telecommunication services—0.54%
Vodafone Group PLC(1)	1,182,984	3,770,461
Total United Kingdom common stocks		17,045,840

United States—19.22%
Aerospace & defense—0.99%
Northrop Grumman Corp.(1)	32,200	2,368,954
Raytheon Co.(1)	71,300	4,561,061
		6,930,015
Automobiles—0.11%
Harley-Davidson, Inc.	20,000	765,000

Banks—1.36%
Bank of New York Mellon Corp.(1)	92,500	4,026,525
Hudson City Bancorp, Inc.(1)	26,400	505,032
National City Corp.(1)	10,200	64,260
Northern Trust Corp.(1)	59,900	4,439,189
Wachovia Corp.(1)	3,600	104,940
Washington Mutual, Inc.(1)	4,500	55,305
Wells Fargo & Co.(1)	10,300	306,425
		9,501,676
Biotechnology—0.61%
Invitrogen Corp.(1),*	10,200	954,414
Millennium Pharmaceuticals, Inc.(1),*	132,900	3,305,223
		4,259,637

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (continued)

Security description	Number of shares	Value ($)
United States— (continued)
Chemicals—0.60%
CF Industries Holdings, Inc.	4,300	574,910
Eastman Chemical Co.(1)	24,200	1,778,700
Monsanto Co.	11,700	1,334,034
The Mosaic Co.*	2,800	343,028
Zep, Inc.	12,000	177,840
		4,208,512
Commercial services & supplies—0.61%
Arbitron, Inc.	26,300	1,258,192
Manpower, Inc.(1)	16,000	1,074,080
MasterCard, Inc., Class A(1)	7,000	1,947,120
		4,279,392
Computers & peripherals—0.63%
Hewlett-Packard Co.(1)	89,468	4,146,842
Western Digital Corp.(1),*	9,600	278,304
		4,425,146
Containers & packaging—0.41%
Owens-Illinois, Inc.(1),*	51,600	2,845,740

Diversified financials—0.35%
Discover Financial Services(1)	132,300	2,409,183

Electric utilities—0.40%
Reliant Energy, Inc.(1),*	107,700	2,772,198

Electrical equipment—0.14%
Acuity Brands, Inc.	20,400	975,936

Electronic equipment & instruments—0.86%
Agilent Technologies, Inc.(1),*	42,200	1,274,862
Belden CDT, Inc.	73,300	2,473,142
Sanmina-SCI Corp.(1),*	54,300	84,165
Waters Corp.(1),*	34,800	2,138,808
		5,970,977
Energy equipment & services—0.13%
Baker Hughes, Inc.	2,400	194,112
Halliburton Co.	3,200	146,912
Nabors Industries Ltd.*	1,600	60,064
Weatherford International Ltd.*	6,500	524,355
		925,443
Food & drug retailing—0.02%
Terra Industries, Inc.*	3,900	147,654

Food products—0.19%
Archer-Daniels-Midland Co.	13,700	603,622
Dean Foods Co.*	7,200	167,328
Hormel Foods Corp.	3,100	122,171
Lance, Inc.	19,500	408,720
		1,301,841
Gas utilities—0.54%
Sempra Energy(1)	66,700	3,779,889

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (continued)

Security description	Number of shares	Value ($)
United States— (continued)
Health care equipment & supplies—0.68%
Baxter International, Inc.(1)	75,700	4,717,624

Health care providers & services—0.42%
Express Scripts, Inc.(1),*	41,900	2,933,838

Household durables—0.44%
Acco Brands Corp.*	90,600	1,261,152
Lennar Corp., Class A(1)	100,000	1,842,000
		3,103,152
Industrial conglomerates—0.26%
Carlisle Cos., Inc.	63,000	1,819,440

Insurance—0.96%
Berkshire Hathaway, Inc.*	430	1,916,510
Metlife, Inc.(1)	30,400	1,849,840
Unum Group(1)	125,600	2,915,176
		6,681,526
Internet & catalog retail—0.21%
Amazon.com, Inc.(1),*	18,900	1,486,107

Internet software & services—0.07%
Websense, Inc.*	25,400	494,030

Leisure equipment & products—0.63%
Eastman Kodak Co.(1)	93,500	1,672,715
Mattel, Inc.	147,000	2,756,250
		4,428,965
Machinery—0.93%
AGCO Corp.*	7,600	456,988
Deere & Co.(1)	49,000	4,119,430
SPX Corp.(1)	13,200	1,623,600
Valmont Industries, Inc.	2,800	275,688
		6,475,706
Media—1.02%
Comcast Corp., Special Class A	42,500	860,200
Liberty Global, Inc.,*	41,200	1,367,840
Walt Disney Co.(1)	150,500	4,880,715
		7,108,755
Metals & mining—0.42%
CONSOL Energy, Inc.	1,600	129,536
Freeport-McMoRan Copper & Gold, Inc., Class B	4,900	557,375
Nucor Corp.(1)	7,400	558,700
Patriot Coal Corp.*	360	23,778
Peabody Energy Corp.	2,800	171,164
United States Steel Corp.(1)	9,700	1,493,315
		2,933,868
Multi-utilities—0.65%
Duke Energy Corp.(1)	246,700	4,517,077

Oil & gas—3.13%
Anadarko Petroleum Corp.(1)	52,600	3,501,056

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2008 (unaudited)

Common stocks— (concluded)

Security description	Number of shares	Value ($)
United States— (concluded)
Oil & gas— (concluded)
Apache Corp.(1)	8,800	1,185,184
Chevron Corp.	5,600	538,440
ConocoPhillips	4,200	361,830
Devon Energy Corp.(1)	21,400	2,426,760
EOG Resources, Inc.	2,800	365,344
Equitable Resources, Inc.	2,200	146,014
Exxon Mobil Corp.(1)	42,500	3,955,475
Hess Corp.	1,700	180,540
Marathon Oil Corp.	3,200	145,824
Noble Energy	1,300	113,100
Occidental Petroleum Corp.(1)	51,300	4,268,673
Plains Exploration & Production Co.(1),*	500	31,140
Valero Energy Corp.	4,800	234,480
Williams Cos., Inc.(1)	123,800	4,394,900
		21,848,760
Paper & forest products—0.12%
Deltic Timber Corp.	16,300	859,825

Pharmaceuticals—0.12%
Bristol-Myers Squibb Co.(1)	1,000	21,970
Pfizer, Inc.(1)	33,900	681,729
Simcere Pharmaceutical Group, ADR*	9,800	123,382
		827,081
Road & rail—0.31%
GATX Corp.	49,500	2,178,000

Semiconductor equipment & products—0.39%
Maxim Integrated Products, Inc.	128,700	2,706,561

Specialty retail—0.17%
O’Reilly Automotive, Inc.*	41,200	1,189,444

Textiles & apparel—0.07%
UniFirst Corp.	10,700	500,867

Tobacco—0.27%
Loews Corp. - Carolina Group(1)	29,100	1,910,997
Total United States common stocks		134,219,862
Total common stocks (cost—$295,056,687)		302,556,589

Preferred stocks—0.48%
Brazil—0.04%
Paper & forest products—0.04%
Votorantim Celulose e Papel SA	9,800	311,298

Germany—0.37%
Automobiles—0.37%
Porsche Automobil Holding SE(1)	13,820	2,556,278

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2008 (unaudited)

Security description	Number of shares	Value ($)
Preferred stocks— (concluded)
United States—0.07%
Financial services—0.07%
Federal National Mortgage Association, Series S(4)	19,000	475,760
Total preferred stocks (cost—$3,206,049)		3,343,336

Investment companies—1.95%
iShares MSCI Emerging Markets Index	50,330	7,381,398
iShares MSCI South Korea Index Fund	103,850	6,243,462
Total investment companies (cost—$12,958,432)		13,624,860

	Number of warrants
Warrants—0.04%
India - 0.04%
Banks—0.00%
Firstsource Solutions Ltd. (Deutsche Bank AG), strike price $1.42, expires 01/30/17(5)	23,300	25,621

Diversified financials—0.04%
Bharat Heavy Electricals Ltd. (Citigroup Global Markets Holdings), strike price $0.001, expires 10/24/12(5)	1,370	64,320
Bharti Airtel Ltd. (Citigroup Global Markets Holdings), strike price $15.19, expires 10/24/12(5)	6,900	152,979
Nicholas Piramal India Ltd. (Citigroup Global Markets Holdings), strike price $16.02, expires 12/24/12(5)	6,600	56,918
Total warrants (cost—$288,988)		299,838

	Face amount(6) ($)
Federal home loan mortgage corporation certificates—0.14%
United States—0.14%
FHLMC TBA
5.500%, TBA (cost—$1,008,945)	1,000,000	1,006,250

Federal national mortgage association certificates—3.23%
United States—3.23%
FNMA
6.500%, due 10/01/37	46,639	48,307
7.000%, due 12/01/36	4,713,207	4,959,789
7.000%, due 03/01/37	732,731	771,065
7.000%, due 04/01/37	2,497,776	2,628,452
7.000%, due 08/01/37	6,757,563	7,111,307
7.000%, due 09/01/37	3,823,910	4,024,084
7.000%, due 10/01/37	2,837,221	2,985,744
Total federal national mortgage association certificates (cost—$22,301,665)		22,528,748

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2008 (unaudited)

Security description	Face amount(6) ($)	Value($)
Collateralized mortgage obligations—3.63%
United States—3.63%
American Home Mortgage Assets,
Series 2006-3, Class 1A1
5.046%, due 10/25/46(7)	850,007	680,005
Series 2006-3, Class 2A11
5.016%, due 10/25/46(7)	838,003	670,403
Series 2007-1, Class A1
4.776%, due 02/25/47(7)	867,111	551,591
American Home Mortgage Investment Trust,
Series 2004-3, Class 1A
3.265%, due 10/25/34(7)	100,973	92,557
Series 2005-4, Class 1A1
3.185%, due 11/25/45(7)	1,194,946	971,747
Banc of America Funding Corp., Series 2007-D, Class 1A5
3.080%, due 06/20/47(7)	600,000	147,000
BCAP LLC Trust, Series 2006-RR1, Class CF
3.535%, due 11/25/36(7)	357,025	293,000
Bear Stearns Alternative Trust-A Trust, Series 2005-8, Class 11A1
3.165%, due 10/25/35(7)	1,272,832	877,720
Citimortgage Alternative Loan Trust, Series 2006-A7, Class 1A12
6.000%, due 12/25/36	1,642,189	1,562,656
Countrywide Alternative Loan Trust,
Series 2005-46C8, Class A8
5.500%, due 10/25/35	1,162,619	1,112,436
Series 2005-61, Class 1A1
3.155%, due 12/25/35(7)	1,585,364	1,270,139
Series 2007-0A11, Class A1A
5.456%, due 11/25/47(7)	980,035	779,294
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A
3.000%, due 11/19/37(7)	736,238	575,868
Harborview Mortgage Loan Trust,
Series 2005-9, Class 2A1A
3.140%, due 06/20/35(7)	721,961	585,781
Series 2005-10, Class 2A1A
3.110%, due 11/19/35(7)	464,436	380,503
Series 2005-11, Class 2A1A
3.110%, due 08/19/45(7)	388,755	315,901
Series 2005-16, Class 3A1A
3.050%, due 01/19/36(7)	847,175	691,406
Series 2006-1, Class 2A1A
3.040%, due 03/19/37(7)	1,538,784	1,205,676
Series 2006-12, Class 2A2A
2.990%, due 01/19/38(7)	788,038	618,361
Indymac Index Mortgage Loan Trust, Series 2006-AR4, Class A1A
3.105%, due 05/25/46(7)	2,743,183	2,151,781
Lehman Mortgage Trust, Series 2006-8, Class 2A1
3.315%, due 12/25/36(7)	1,723,451	1,376,985
Luminent Mortgage Trust,
Series 2006-2, Class A1A
3.095%, due 02/25/46(7)	2,716,878	2,111,161
Series 2006-5, Class A1A
3.085%, due 07/25/36(7)	1,010,819	790,527
Morgan Stanley Capital I, Series 2005-HQ7, Class A4
5.208%, due 11/14/42(7)	500,000	502,814
Morgan Stanley Mortgage Loan Trust, Series 2007-15AR, Class 2A1
6.484%, due 11/25/37(7)	963,176	844,869
Mortgageit Trust, Series 2005-AR1, Class 1A1
3.145%, due 11/25/35(7)	978,944	796,091
Residential Accredit Loans, Inc., Series 2007-QH9, Class A1
6.550%, due 11/25/37	977,268	804,122
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 7A1
6.022%, due 11/25/35	2,547,956	1,840,697

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2008 (unaudited)

Security description	Face amount(6)($)	Value($)
Collateralized mortgage obligations— (concluded)
United States— (concluded)
WaMu Mortgage Pass Through Certificates, Series 2007-OA6, Class 1A
4.886%, due 07/25/47(7)	929,226	721,892
Total collateralized mortgage obligations (cost—$29,779,846)		25,322,983

Asset-backed securities—0.31%
United States—0.31%
CIT Mortgage Loan Trust,
Series 2007-1, Class 2A1
3.895%, due 10/25/37(7),(8),(9)	443,018	398,716
Series 2007-1, Class 2A2
4.145%, due 10/25/37(7),(8),(9)	130,000	84,500
Series 2007-1, Class 2A3
4.345%, due 10/25/37(7),(8),(9)	230,000	126,500
GMAC Mortgage Corp. Loan Trust,
Series 2007-HE3, Class 1A1
7.000%, due 09/25/37	90,941	51,751
Series 2007-HE3, Class 2A1
7.000%, due 09/25/37	135,643	75,960
Household Home Equity Loan Trust, Series 2007-3, Class APT
6.235%, due 11/20/36	453,931	393,218
USAA Auto Owner Trust, Series 2007-2, Class A3
4.900%, due 02/15/12	1,000,000	1,008,405
Total asset-backed securities (cost—$2,483,881)		2,139,050

Corporate notes—3.63%
Australia—0.05%
Financial services—0.05%
Westfield Capital/Westfield Financial
4.375%, due 11/15/10(5)	325,000	317,148

Bermuda—0.03%
Insurance—0.02%
White Mountains Re Group
6.375%, due 03/20/17(5)	150,000	135,931

Reinsurance—0.01%
Endurance Specialty Holdings
7.000%, due 07/15/34	125,000	107,233
		243,164
Canada—0.18%
Oil & gas — 0.18%
Canadian Natural Resources
5.150%, due 02/01/13	250,000	253,228
5.700%, due 05/15/17	225,000	225,609
Encana Corp.
6.500%, due 02/01/38	325,000	333,158
Nexen, Inc.
6.400%, due 05/15/37	225,000	220,035
Transocean, Inc.
6.800%, due 03/15/38	200,000	212,771
		1,244,801

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2008 (unaudited)

Security description		Face amount(6)($)	Value($)
Corporate notes— (continued)
Cayman Islands—0.04%
Special purpose entity—0.04%
Resona Preferred Global Securities
7.191%, due 07/30/15(5),(10),(11)		275,000	244,526

Denmark—0.05%
Telecommunication services—0.05%
Nordic Telephone Co. Holdings
8.250%, due 05/01/16	EUR	250,000	382,555

Jersey—0.02%
Special purpose entity—0.02%
QBE Capital Funding II LP
6.797%, due 06/01/17(8),(9),(10),(11)		150,000	128,848

Luxembourg—0.15%
Banking-non-US—0.02%
VTB Capital SA
6.609%, due 10/31/12(5)		150,000	146,625

Special purpose entity—0.05%
Hellas Telecom V
8.247%, due 10/15/12(7)	EUR	250,000	363,038

Telephone-integrated—0.08%
Telecom Italia Capital
6.000%, due 09/30/34		200,000	178,669
6.200%, due 07/18/11		325,000	327,396
			506,065
			1,015,728
Netherlands—0.05%
Containers—0.05%
Impress Holdings BV
7.872%, due 09/15/13(7)	EUR	250,000	378,652

United Kingdom—0.20%
Banks—0.18%
HSBC Holdings PLC
6.500%, due 09/15/37		250,000	245,160
JP Morgan Chase London
10.000%, due 05/22/45(7)		680,000	641,999
Royal Bank of Scotland Group PLC
6.990%, due 10/05/17(5),(10),(11)		150,000	137,680
9.118%, due 03/31/10(10),(11)		200,000	202,191
			1,227,030
Special purpose entity—0.02%
Swiss Re Capital I LP
6.854%, due 05/25/16(5),(10),(11)		175,000	158,796
			1,385,826

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2008 (unaudited)

Security description	Face amount(6)($)	Value($)
Corporate notes— (continued)
United States—2.86%
Agriculture—0.06%
Cargill, Inc.
5.200%, due 01/22/13	400,000	399,307

Banking-US—0.40%
Bank of America Corp.
5.750%, due 12/01/17	200,000	203,788
8.000%, due 01/30/18(10),(11)	600,000	610,427
JP Morgan Chase Bank NA
6.000%, due 10/01/17	250,000	259,548
PNC Bank NA
6.875%, due 04/01/18	250,000	258,422
Wachovia Corp. MTN
5.500%, due 05/01/13	225,000	225,580
Wells Fargo & Co.
4.375%, due 01/31/13	850,000	840,854
5.625%, due 12/11/17	375,000	386,530
		2,785,149
Cable—0.23%
Comcast Corp.
5.500%, due 03/15/11	225,000	226,520
6.450%, due 03/15/37	200,000	198,916
Comcast Holdings Corp.
10.625%, due 07/15/12	250,000	294,402
COX Communications, Inc.
4.625%, due 01/15/10	400,000	398,238
CSC Holdings, Inc., Series B
7.625%, due 04/01/11	250,000	251,875
EchoStar DBS Corp.
7.125%, due 02/01/16	250,000	245,625
		1,615,576
Chemicals—0.04%
Ferro Corp.
9.125%, due 01/01/09	250,000	255,000

Defense/aerospace—0.04%
Fiserv, Inc.
6.125%, due 11/20/12	250,000	253,992

Diversified financials—0.09%
ANZ Capital Trust I
4.484%, due 01/15/10(5),(10),(11)	150,000	141,177
ZFS Finance USA Trust I
6.150%, due 12/15/10(5),(7)	550,000	490,227
		631,404
Electric-generation—0.02%
AES Corp.
9.500%, due 06/01/09	125,000	129,531

Electric-integrated—0.21%
Commonwealth Edison Co.
5.800%, due 03/15/18	350,000	349,945
5.900%, due 03/15/36	150,000	137,375

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2008 (unaudited)

Security description		Face amount(6)($)	Value($)
Corporate notes— (continued)
United States— (continued)
Electric-integrated— (concluded)
FirstEnergy Corp.
7.375%, due 11/15/31		100,000	110,457
MidAmerican Energy Holdings Co.
5.750%, due 04/01/18(5)		300,000	304,713
6.125%, due 04/01/36		225,000	224,805
Nevada Power Co.
6.500%, due 05/15/18		375,000	384,395
			1,511,690
Financial services—0.87%
Bear Stearns Co., Inc.
6.400%, due 10/02/17		25,000	25,793
7.250%, due 02/01/18		950,000	1,038,658
Citigroup, Inc.
5.850%, due 07/02/13		500,000	505,922
6.875%, due 03/05/38		650,000	672,234
Countrywide Home Loans MTN
4.125%, due 09/15/09		350,000	326,927
5.625%, due 07/15/09		150,000	142,288
International Lease Finance Corp. MTN
4.950%, due 02/01/11		175,000	169,859
JPMorgan Chase & Co.
7.900%, due 04/30/18(10),(11)		625,000	636,687
Lehman Brothers Holdings
5.375%, due 10/17/12	EUR	300,000	439,859
6.200%, due 09/26/14		150,000	150,932
Lehman Brothers Holdings MTN
5.625%, due 01/24/13		575,000	566,569
Merrill Lynch & Co., Inc.
5.450%, due 02/05/13		450,000	437,824
6.400%, due 08/28/17		100,000	99,895
Morgan Stanley MTN
5.550%, due 04/27/17		200,000	190,893
5.950%, due 12/28/17		225,000	222,875
6.625%, due 04/01/18		100,000	103,682
SLM Corp. MTN
5.125%, due 08/27/12		425,000	366,335
			6,097,232
Insurance—0.05%
MetLife Capital Trust X
9.250%, due 04/08/33(5),(7)		300,000	338,191

Medical products—0.02%
HCA, Inc.
9.625%, due 11/15/16		125,000	134,219

Metals—0.02%
Freeport-McMoRan Copper & Gold, Inc.
5.883%, due 04/01/15(7)		125,000	126,250

Multi-line insurance—0.01%
CNA Financial Corp.
7.250%, due 11/15/23		100,000	96,145

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2008 (unaudited)

Security description	Face amount(6)($)	Value($)
Corporate notes— (concluded)
United States— (concluded)
Oil & gas—0.37%
Anadarko Petroleum Corp.
5.950%, due 09/15/16	200,000	205,682
Boardwalk Pipelines LP
5.875%, due 11/15/16	225,000	219,048
Energy Transfer Partners
5.950%, due 02/01/15	450,000	447,091
6.700%, due 07/01/18	525,000	545,389
Enterprise Products Operating LLC
6.300%, due 09/15/17	350,000	356,652
6.500%, due 01/31/19	225,000	232,024
ONEOK Partners, LP
6.150%, due 10/01/16	175,000	175,204
6.850%, due 10/15/37	50,000	49,183
XTO Energy, Inc.
6.250%, due 08/01/17	375,000	392,631
		2,622,904
Pipelines—0.12%
Tennessee Gas Pipeline
8.375%, due 06/15/32	350,000	404,217
TEPPCO Partners LP
6.650%, due 04/15/18	425,000	427,699
		831,916
Real estate—0.03%
Hospitality Properties Trust
6.700%, due 01/15/18	225,000	201,034

Retail-restaurants—0.07%
Darden Restaurants, Inc.
5.625%, due 10/15/12	225,000	220,970
Yum! Brands, Inc.
6.250%, due 03/15/18	275,000	277,794
		498,764
Telephone-integrated—0.21%
AT&T, Inc.
6.300%, due 01/15/38	350,000	349,446
Qwest Communications International, Inc.
6.565%, due 06/23/08(7)	250,000	250,000
Sprint Capital Corp.
8.375%, due 03/15/12	325,000	309,563
Verizon Communications, Inc.
6.100%, due 04/15/18	275,000	288,336
6.400%, due 02/15/38	275,000	280,098
		1,477,443
		20,005,747
Total corporate notes (cost—$25,094,144)		25,346,995

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2008 (unaudited)

Security description		Face amount(6)($)	Value($)
Non-US government obligations—3.64%
Argentina—0.22%
Republic of Argentina
3.092%, due 08/03/12(7)		2,250,000	1,216,125
2.000%, due 01/03/16(7)	ARS	640,000	332,796
			1,548,921
Hungary—0.09%
Hungary Government Bond
6.000%, due 10/24/12	HUF	109,170,000	604,925

Japan—3.33%
Japan Government CPI Linked, Series 14
1.200%, due 12/10/17	JPY	2,442,600,000	23,255,027
Total non-US government obligations (cost—$25,243,224)			25,408,873

Municipal bonds and notes—3.32%
United States—3.32%
California Infrastructure & Economic Development Bank Revenue Academy of Sciences Series B
4.490%, due 02/01/35(7)		8,000,000	8,000,000
California Statewide Communities Development Authority Revenue Insured Health Facilities Series C
4.250%, due 07/01/41(7)		4,725,000	4,725,000
Miami-Dade County Expressway Authority Toll System Revenue Series B (AMBAC Insured)
4.250%, due 07/01/29(7)		2,725,000	2,725,000
Michigan State University Revenue Series B (AMBAC Insured)
2.684%, due 08/15/08(7)		700,000	518,126
Mississippi Development Bank Special Obligation Refunding Singing River Hospital System Series A
9.000%, due 03/01/23(7)		2,600,000	2,600,000
San Dieguito Public Facilities Authority Revenue Refunding (AMBAC Insured)
4.250%, due 08/01/41(7)		4,625,000	4,625,000
Total municipal bonds and notes (cost—$23,165,275)			23,193,126

Time deposit —12.31%
Banking-non-US—12.31%
Rabobank Nederland NV
2.250%, due 05/05/08 (cost—$86,000,000)		86,000,000	86,000,000

Short-term US government obligations(12)—3.00%
US Treasury Bills
1.300%, due 06/05/08		1,500,000	1,498,104
2.120%, due 06/05/08		3,000,000	2,993,817
3.010%, due 06/05/08		16,505,000	16,456,700
Total short-term US government obligations (cost—$20,948,621)			20,948,621

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2008 (unaudited)

Security description	Face amount(6)($)	Value($)
Repurchase agreement—23.95%
Repurchase agreement dated 04/30/08 with State Street Bank & Trust Co., 1.380% due 05/01/08 collateralized by $130,666,394 US Treasury Bonds, 6.250% to 8.000% due 11/15/21 to 08/15/23; (value—$170,657,947); proceeds: $167,316,414 (cost—$167,310,000)	167,310,000	167,310,000

	Number of contracts
Options*—0.00%
Put options purchased—0.00%
Euro Dollar Options, strike @ 1.30, expires 10/21/08 (cost—$19,230)	92,000	20,470
Total investments before investments sold short(13) (cost — $714,864,987) — 102.95%		719,049,739

	Number of shares
Investments sold short—(9.37)%
Common stocks—(9.37)%
Canada—(1.35)%
Energy equipment & services—(0.41)%
Niko Resources Ltd.	(31,900)	(2,882,435)

Industrial conglomerates—(0.10)%
UTS Energy Corp.	(133,800)	(718,755)

Metals & mining—(0.66)%
Agnico-Eagle Mines Ltd.	(3,900)	(244,936)
Eldorado Gold Corp.	(54,700)	(373,140)
Ivanhoe Mines Ltd.	(152,700)	(1,461,650)
Lundin Mining Corp.	(115,000)	(776,487)
Uranium One, Inc.	(371,000)	(1,712,988)
Yamana Gold, Inc.	(1,900)	(24,356)
		(4,593,557)
Oil & gas—(0.18)%
OPTI Canada, Inc.	(7,000)	(148,188)
Trican Well Service Ltd.	(47,400)	(1,067,924)
		(1,216,112)
Total Canada common stocks		(9,410,859)

France—(0.14)%
Aerospace & defense—(0.08)%
Zodiac SA	(9,943)	(533,612)

Energy equipment & services—(0.01)%
Compagnie Generale de Geophysique-Veritas (CGG-Veritas)	(199)	(50,288)

Real estate—(0.05)%
Unibail-Rodamco	(1,437)	(371,933)

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2008 (unaudited)

Investments sold short — (continued)

Common stocks— (continued)

Security description	Number of shares	Value ($)
France— (concluded)
Total France common stocks		(955,833)

Germany—(0.25)%
Media—(0.02)%
Premiere AG	(6,060)	(127,742)

Semiconductor equipment & products—(0.23)%
Infineon Technologies AG	(170,590)	(1,600,871)
Total Germany common stocks		(1,728,613)

Japan—(1.15)%
Auto components—(0.09)%
NGK Spark Plug Co. Ltd.	(47,000)	(631,428)

Diversified financials—(0.21)%
Nomura Holdings, Inc.	(84,100)	(1,462,257)

Electronic equipment & instruments—(0.14)%
Hirose Electric Co. Ltd.	(8,200)	(971,525)

Industrial conglomerates—(0.06)%
AEON Mall Co. Ltd.	(13,900)	(434,438)

Multi-line retail—(0.16)%
Marui Co. Ltd.	(111,200)	(1,103,605)

Oil & gas—(0.29)%
Nippon Mining Holdings, Inc.	(324,500)	(2,006,573)

Semiconductor equipment & products—(0.18)%
Advantest. Corp.	(48,500)	(1,331,610)

Software—(0.02)%
Square Enix Co. Ltd.	(3,700)	(120,623)
Total Japan common stocks		(8,062,059)

Jersey—(0.18)%
Diversified financials—(0.18)%
Experian Group Ltd.	(170,716)	(1,291,549)

Netherlands—(0.60)%
Construction materials—(0.15)%
James Hardie Industries NV	(187,532)	(1,052,772)

Semiconductor equipment & products—(0.45)%
STMicroelectronics N.V.	(268,740)	(3,159,771)
Total Netherlands common stocks		(4,212,543)

United Kingdom—(0.86)%
Electric utilities—(0.41)%
British Energy Group PLC	(188,571)	(2,849,513)

Electronic equipment & instruments—(0.14)%
Premier Farnell PLC	(282,481)	(1,001,154)

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2008 (unaudited)

Investments sold short— (concluded)

Common stocks— (concluded)

Security description	Number of shares	Value ($)
United Kingdom— (concluded)
Software—(0.10)%
Misys PLC	(222,491)	(693,429)

Trading companies & distributors—(0.21)%
Wolseley PLC	(143,506)	(1,448,065)
Total United Kingdom common stocks		(5,992,161)

United States—(4.84)%
Automobiles—(0.61)%
Ford Motor Co.	(316,000)	(2,610,160)
General Motors Corp.	(63,800)	(1,480,160)
Harley-Davidson, Inc.	(4,700)	(179,775)
		(4,270,095)
Beverages—(0.01)%
Brown-Forman Corp., Class B	(1,400)	(95,228)

Biotechnology—(0.86)%
Amylin Pharmaceuticals, Inc.	(67,100)	(1,850,618)
PDL BioPharma, Inc.	(187,600)	(2,487,576)
Vertex Pharmaceuticals, Inc.	(64,600)	(1,648,592)
		(5,986,786)
Diversified financials—(0.33)%
Merrill Lynch & Co., Inc.	(46,200)	(2,302,146)

Diversified telecommunication services—(0.40)%
Liberty Global, Inc.	(79,600)	(2,817,044)

Hotels, restaurants & leisure—(0.30)%
Las Vegas Sands Corp.	(27,300)	(2,080,806)

Media—(0.44)%
Cablevision Systems Corp., Class A	(134,000)	(3,082,000)

Oil & gas—(0.44)%
Equitable Resources, Inc.	(33,900)	(2,249,943)
Tesoro Corp.	(32,200)	(809,508)
		(3,059,451)
Paper & forest products—(0.56)%
Weyerhaeuser Co.	(61,200)	(3,909,456)

Real estate—(0.42)%
Forest City Enterprises, Inc., Class A	(79,600)	(2,940,424)

Semiconductor equipment & products—(0.18)%
Micron Technology, Inc.	(163,300)	(1,260,676)

Wireless telecommunication services—(0.29)%
Crown Castle International Corp.	(51,700)	(2,008,545)
Total United States common stocks		(33,812,657)
Total investments sold short (proceeds—$65,982,986) — (9.37)%		(65,466,274)
Other assets in excess of liabilities — 6.43%		44,880,516
Net assets — 100.00%		698,463,981

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2008 (unaudited)

*	Non-income producing security.
(1)	Security, or portion thereof, pledged as collateral for investments sold short and written options.
(2)	Security is traded on the London Exchange.
(3)	Security is traded on the NASDAQ Exchange.
(4)	Non cumulative preferred stock. The next call date is 12/31/10.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.39% of net assets as of April 30, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(6)	In US Dollars unless otherwise indicated.
(7)	Floating rate security. The interest rate shown is the current rate as of April 30, 2008.
(8)	Illiquid security. These securities represent 0.72% of net assets as of April 30, 2008.
(9)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.11% of net assets as of April 30, 2008, are considered illiquid and restricted (see table below for more information).

Illiquid and restricted security	Acquisition date	Acquisition cost ($)	Acquisition cost as a percentage of net assets (%)	Value at 04/30/08 ($)	Value as a percentage of net assets (%)
CIT Mortgage Loan Trust,
Series 2007-1, Class 2A1
3.895%, 10/25/37	10/05/07	443,018	0.07	398,716	0.06
CIT Mortgage Loan Trust,
Series 2007-1, Class 2A2
4.145%, 10/25/37	10/05/07	130,000	0.02	84,500	0.01
CIT Mortgage Loan Trust,
Series 2007-1, Class 2A3
4.345%, 10/25/37	10/05/07	230,000	0.03	126,500	0.02
QBE Capital Funding II LP
6.797%, 06/01/17	10/09/07	149,411	0.02	128,848	0.02
		952,429	0.14	738,564	0.11

(10)	Variable rate security. The interest rate shown is the current rate as of April 30, 2008, and resets at the next call date.
(11)	Perpetual bond security. The maturity date reflects the next call date.
(12)	Rate shown is the discount rate at date of purchase.
(13)

Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2008 were $23,168,664 and $18,983,912 respectively, resulting in net unrealized appreciation of investments of $4,184,752.

ADR	American Depositary Receipt
AMBAC	American Municipal Bond Assurance Corporation
ARS	Argentine Dollar
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
HUF	Hungarian Forint
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
REIT	Real Estate Investment Trust
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2008 (unaudited)

Written options

Number of contracts	Currency	Call options written	Expiration dates	Premiums received ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
43	EUR	DAX Index, strike @ $6,650	05/16/08	80,976	111,658	(30,682)
422	EUR	S&P MIB Index, strike @ $34,500	05/16/08	442,869	416,774	26,095
143	USD	AMEX MS Tech 35 Index, strike @ $540	05/16/08	428,857	523,380	(94,523)
162	USD	AMEX Natural Gas Index, strike @ $700	05/17/08	162,377	34,830	127,547
1,395	USD	KBW Bank Index, strike @ $80	05/16/08	303,231	613,800	(310,569)
116	USD	MS CMDTY REL, strike @ $980	05/16/08	229,804	27,840	201,964
340	USD	Oil Services Index, strike @ $335	05/16/08	244,460	69,700	174,760
609	USD	PHL Gold/Silver, strike @ $190	05/16/08	261,261	48,720	212,541
387	USD	S&P 500 Index, strike @ $1,400	05/17/08	696,213	561,150	135,063
				2,850,048	2,407,852	442,196

Written option activity for the nine months ended April 30, 2008 was as follows

		Amount of
	Number of	premiums
	contracts	received ($)
Options outstanding at July 31, 2007	1,253	940,821
Options written	131,477	11,761,982
Options terminated in closing purchase transactions	(124,025)	(5,051,968)
Options expired prior to exercise	(5,088)	(4,800,787)
Options outstanding at April 30, 2008	3,617	2,850,048

Futures contracts(14)

Number of contracts	Currency	Buy contracts	Expiration dates	Cost ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
50	CAD	Canada Government Bond 10 Year Futures	June 2008	5,752,160	5,872,803	120,643
250	EUR	CAC 40 10 Year Euro Index Futures	May 2008	18,358,770	19,307,506	948,736
26	EUR	DAX Index Futures	June 2008	6,924,181	7,074,787	150,606
42	EUR	DJ Euro Stoxx 50 Index Futures	June 2008	2,216,714	2,459,310	242,596
230	EUR	EOE Dutch Stock Index Futures	May 2008	32,117,539	33,968,133	1,850,594
43	EUR	IBEX 35 Index Futures	May 2008	9,008,792	9,170,359	161,567
125	EUR	S&P MIB Index Futures	June 2008	29,367,123	32,213,234	2,846,111
170	GBP	FTSE 100 Index Futures	June 2008	18,620,571	20,528,213	1,907,642
127	HKD	Hang Seng Stock Index Futures	May 2008	20,824,847	20,965,444	140,597
20	JPY	Japan Government Bonds 10 Year Futures	June 2008	26,598,420	26,054,931	(543,489)
7	JPY	TOPIX Index Futures	June 2008	802,015	906,229	104,214
29	USD	Federal Funds Futures	May 2008	11,850,560	11,843,218	(7,342)
27	USD	Federal Funds Futures	June 2008	11,036,588	11,027,570	(9,018)
355	USD	US Treasury Bonds Futures	June 2008	41,699,092	41,496,172	(202,920)
24	USD	US Treasury Note 2 Year Futures	June 2008	5,097,410	5,104,500	7,090
300	USD	US Treasury Note 10 Year Futures	June 2008	34,493,437	34,743,750	250,313
260	USD	VIX Futures	May 2008	6,593,304	5,522,400	(1,070,904)
				281,361,523	288,258,559	6,897,036

		Sale contracts		Proceeds ($)
290	AUD	Australian 10 Year Bond Futures	June 2008	27,025,889	26,716,774	309,115
300	AUD	SPI 200 Futures	June 2008	36,524,159	39,585,762	(3,061,603)
95	CAD	S&P TSE 60 Index Futures	June 2008	14,957,383	15,604,111	(646,728)
60	EUR	IBEX 35 Index Futures	May 2008	12,373,917	12,795,850	(421,933)
164	GBP	United Kingdom Treasury Bonds Futures	June 2008	35,207,852	35,173,714	34,138
1,429	SEK	OMX 30 Stock Index Futures	May 2008	22,728,087	23,340,441	(612,354)
146	SGD	MSCI Singapore Stock Index Futures	May 2008	8,395,329	8,336,098	59,231
183	USD	MSCI Taiwan Futures	May 2008	6,347,878	6,289,710	58,168
38	USD	Russell E-Mini 2000 Futures	June 2008	2,519,900	2,726,500	(206,600)
519	USD	S&P Mini 500 Index Futures	June 2008	35,013,774	35,966,700	(952,926)
412	USD	US Treasury Note 5 Year Futures	June 2008	46,418,552	46,137,563	280,989
846	USD	US Treasury Note 10 Year Futures	June 2008	99,193,321	97,977,375	1,215,946
				346,706,041	350,650,598	(3,944,557)
						2,952,479

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

(14)	Restricted cash of $77,497,517 has been delivered to broker as initial margin for futures collateral.

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2008 (unaudited)

Forward foreign currency contracts

					Unrealized
	Contracts to	In		Maturity	appreciation
	deliver	exchange for		dates	(depreciation) ($)
Argentine Peso	15,285,000	USD	4,797,552	05/23/08	(3,719)
Australian Dollar	6,702,000	USD	6,154,222	06/18/08	(129,485)
Australian Dollar	23,138,000	USD	21,317,339	06/18/08	(376,546)
Australian Dollar	3,697,000	USD	3,377,419	06/18/08	(88,839)
Australian Dollar	30,423,647	USD	27,734,010	06/18/08	(790,802)
Australian Dollar	12,081,000	USD	11,058,404	06/18/08	(268,582)
Brazilian Real	1,124,704	USD	622,587	05/15/08	(51,380)
Brazilian Real	18,380,000	USD	10,630,183	06/18/08	(286,316)
Brazilian Real	13,673,000	USD	7,890,169	06/18/08	(230,684)
Canadian Dollar	7,840,000	USD	7,756,629	06/18/08	(24,700)
Canadian Dollar	2,725,000	USD	2,675,766	06/18/08	(28,841)
Canadian Dollar	4,007,000	USD	3,964,673	06/18/08	(12,340)
Canadian Dollar	14,559,608	USD	14,563,720	06/18/08	113,070
Canadian Dollar	5,526,000	USD	5,516,395	06/18/08	31,750
Canadian Dollar	35,866,275	USD	36,108,736	06/18/08	510,869
Chinese Yuan	20,980,000	USD	2,922,006	06/18/08	(103,578)
Chinese Yuan	20,155,000	USD	2,807,103	06/18/08	(99,505)
Columbian Peso	2,851,600,000	USD	1,605,631	05/23/08	(5,531)
Czech Koruna	74,195,000	USD	4,626,574	06/18/08	41,255
Czech Koruna	24,085,000	USD	1,494,756	06/18/08	6,281
Czech Koruna	19,950,000	USD	1,203,983	06/18/08	(28,945)
Egyptian Pound	16,440,000	USD	3,011,940	06/03/08	(43,286)
Euro	1,175,840	USD	1,836,309	06/03/08	2,914
Euro	7,617,000	USD	11,704,248	06/18/08	(163,236)
Euro	4,415,000	USD	6,870,030	06/18/08	(8,655)
Euro	5,955,000	USD	9,217,541	06/18/08	(60,504)
Euro	3,957,000	USD	6,128,552	06/18/08	(36,557)
Euro	62,552,231	USD	97,429,249	06/18/08	(28,754)
Euro	3,317,000	USD	5,262,333	06/18/08	94,361
Euro	43,955,000	USD	67,153,067	06/18/08	(1,329,967)
Great Britain Pound	24,950	USD	49,351	05/21/08	(188)
Great Britain Pound	10,727,000	USD	21,369,238	06/18/08	112,759
Great Britain Pound	1,765,000	USD	3,483,599	06/18/08	(13,902)
Great Britain Pound	6,510,000	USD	12,842,558	06/18/08	(57,571)
Great Britain Pound	22,524,665	USD	44,619,606	06/18/08	(14,966)
Great Britain Pound	140,000	USD	276,748	06/18/08	(674)
Great Britain Pound	23,851,000	USD	46,781,526	06/18/08	(481,294)
Hungarian Forint	100,706,107	USD	631,208	05/14/08	9,467
Hungarian Forint	617,478,000	USD	3,684,727	06/18/08	(107,561)
Hungarian Forint	653,700,000	USD	3,811,587	06/18/08	(203,161)
Icelandic Krona	117,032,000	USD	1,671,083	06/18/08	113,062
Icelandic Krona	82,885,000	USD	1,178,181	06/18/08	74,751
Indian Rupee	108,750,000	USD	2,723,516	05/23/08	44,476
Indian Rupee	108,750,000	USD	2,724,198	05/23/08	45,159
Indonesian Rupiah	9,349,000,000	USD	1,009,966	05/23/08	(513)
Israeli Shekel	2,935,000	USD	794,934	06/18/08	(63,353)
Israeli Shekel	5,905,000	USD	1,723,735	06/18/08	(3,075)
Israeli Shekel	905,000	USD	255,722	06/18/08	(8,929)
Japanese Yen	634,100,000	USD	6,222,576	06/18/08	106,740
Japanese Yen	370,186,000	USD	3,627,424	06/18/08	57,014
Japanese Yen	577,000,000	USD	5,789,529	06/18/08	224,418
Japanese Yen	6,821,103,273	USD	67,017,918	06/18/08	1,229,009
Japanese Yen	301,800,000	USD	2,998,033	06/18/08	87,200
Japanese Yen	1,204,700,000	USD	12,010,607	06/18/08	391,387
Malaysian Ringgit	14,280,000	USD	4,514,955	06/18/08	(1,745)
Malaysian Ringgit	7,620,000	USD	2,426,752	06/18/08	16,580
Mexican Peso	12,327,000	USD	1,131,748	06/18/08	(36,072)

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2008 (unaudited)

Forward foreign currency contracts — (concluded)

					Unrealized
	Contracts to	In		Maturity	appreciation
	deliver	exchange for		dates	(depreciation) ($)
Mexican Peso	24,818,000	USD	2,323,298	06/18/08	(27,880)
Mexican Peso	25,950,000	USD	2,414,066	06/18/08	(44,354)
New Zealand Dollar	13,959,000	USD	10,982,351	06/18/08	160,759
New Zealand Dollar	33,185,000	USD	25,998,251	06/18/08	271,873
New Zealand Dollar	43,950,444	USD	34,436,367	06/18/08	364,173
New Zealand Dollar	721,000	USD	557,888	06/18/08	(1,061)
Norwegian Krone	24,070,000	USD	4,691,072	06/18/08	(15,901)
Norwegian Krone	2,900,000	USD	557,639	06/18/08	(9,466)
Norwegian Krone	6,450,000	USD	1,286,013	06/18/08	24,693
Norwegian Krone	76,565,000	USD	14,884,033	06/18/08	(88,521)
Norwegian Krone	60,238,424	USD	11,925,743	06/18/08	145,908
Norwegian Krone	14,260,000	USD	2,748,005	06/18/08	(40,588)
Norwegian Krone	33,270,000	USD	6,517,190	06/18/08	11,125
Polish Zloty	3,985,000	USD	1,701,335	06/18/08	(93,176)
Polish Zloty	5,325,000	USD	2,283,448	06/18/08	(114,488)
Romanian Leu	4,147,000	USD	1,727,073	06/18/08	(20,319)
Russian Ruble	40,260,000	USD	1,694,017	06/18/08	(5,239)
Russian Ruble	161,360,000	USD	6,815,977	06/18/08	5,446
Singapore Dollar	4,080,000	USD	3,022,715	06/18/08	7,555
Singapore Dollar	15,505,000	USD	11,376,217	06/18/08	(82,131)
Singapore Dollar	10,194,000	USD	7,384,548	06/18/08	(148,918)
Slovakian Koruna	51,030,000	USD	2,468,497	06/18/08	1,931
Slovakian Koruna	14,980,000	USD	722,258	06/18/08	(1,809)
South African Rand	5,420,000	USD	656,055	06/18/08	(51,955)
South African Rand	8,796,000	USD	1,091,259	06/18/08	(57,755)
South Korean Won	7,875,000,000	USD	8,290,496	06/05/08	442,637
South Korean Won	12,003,516,000	USD	12,317,082	06/18/08	355,193
Swedish Krona	17,327,000	USD	2,852,306	06/18/08	(34,277)
Swedish Krona	6,870,000	USD	1,145,229	06/18/08	725
Swedish Krona	21,380,000	USD	3,580,191	06/18/08	18,401
Swedish Krona	87,033,000	USD	14,367,771	06/18/08	(131,446)
Swedish Krona	88,479,873	USD	14,880,153	06/18/08	139,895
Swedish Krona	32,300,000	USD	5,281,412	06/18/08	(99,589)
Swedish Krona	3,517,000	USD	594,359	06/19/08	8,481
Swiss Franc	3,428,000	USD	3,381,290	06/18/08	70,857
Swiss Franc	6,136,000	USD	6,038,285	06/18/08	112,725
Swiss Franc	4,965,000	USD	4,803,333	06/18/08	8,612
Swiss Franc	10,102,000	USD	9,967,073	06/18/08	211,531
Swiss Franc	24,811,630	USD	24,378,356	06/18/08	417,666
Swiss Franc	1,575,000	USD	1,521,408	06/18/08	425
Swiss Franc	47,693,588	USD	46,668,340	06/18/08	610,452
Taiwan Dollar	70,005,000	USD	2,378,737	12/17/08	37,166
Taiwan Dollar	229,770,000	USD	7,633,555	05/23/08	81,602
Turkish Lira	365,000	USD	268,778	06/18/08	(12,314)
Turkish Lira	5,560,000	USD	4,280,303	06/18/08	(1,528)
Turkish Lira	2,085,000	USD	1,616,530	06/18/08	10,843
Turkish Lira	5,046,000	USD	3,869,519	06/18/08	(16,473)
United States Dollar	4,816,836	ARS	15,285,000	05/23/08	(15,565)
United States Dollar	9,848,432	AUD	10,593,000	06/18/08	83,426
United States Dollar	28,158,492	AUD	30,740,000	06/18/08	662,928
United States Dollar	27,606,896	AUD	30,049,741	06/18/08	567,346
United States Dollar	49,316,493	AUD	54,044,000	06/18/08	1,354,452
United States Dollar	13,112,870	BRL	22,392,000	06/18/08	186,490
United States Dollar	7,552,407	BRL	13,035,000	06/18/08	189,517
United States Dollar	9,466,294	CAD	9,579,000	06/18/08	41,021
United States Dollar	5,695,090	CAD	5,742,000	06/18/08	3,939
United States Dollar	16,592,787	CAD	16,514,100	06/18/08	(202,271)
United States Dollar	1,716,102	CAD	1,690,000	06/18/08	(38,749)
United States Dollar	2,220,684	CAD	2,210,000	06/18/08	(27,223)
United States Dollar	2,793,814	CHF	2,802,000	06/18/08	(87,911)
United States Dollar	2,764,683	CHF	2,755,000	06/18/08	(104,169)
United States Dollar	10,586,350	CHF	10,700,000	06/18/08	(253,318)
United States Dollar	27,498,040	CHF	27,950,210	06/18/08	(506,410)
United States Dollar	3,617,002	CHF	3,665,000	06/18/08	(77,697)

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2008 (unaudited)

Forward foreign currency contracts — (concluded)

					Unrealized
	Contracts to	In		Maturity	appreciation
	deliver	exchange for		dates	(depreciation) ($)
United States Dollar	50,670,729	CHF	51,428,588	06/18/08	(1,005,936)
United States Dollar	888,362	CLP	408,189,000	05/23/08	(6,538)
United States Dollar	7,317,929	CNY	53,275,000	06/18/08	365,004
United States Dollar	1,290,464	COP	2,327,506,000	05/23/08	24,583
United States Dollar	6,439,423	CZK	103,579,000	06/18/08	(38,145)
United States Dollar	1,609,009	EGP	8,930,000	06/03/08	50,551
United States Dollar	3,159,473	EGP	17,650,000	06/03/08	120,620
United States Dollar	1,568,785	EUR	1,007,000	06/03/08	1,351
United States Dollar	7,155,497	EUR	4,614,000	06/18/08	33,235
United States Dollar	2,269,307	EUR	1,463,000	06/18/08	10,085
United States Dollar	8,091,164	EUR	5,145,000	06/18/08	(75,120)
United States Dollar	10,155,255	EUR	6,480,000	06/18/08	(59,247)
United States Dollar	76,718,194	EUR	48,957,435	06/18/08	(441,236)
United States Dollar	6,311,785	EUR	4,075,000	06/18/08	37,171
United States Dollar	16,187,259	EUR	10,371,000	06/18/08	(28,971)
United States Dollar	716,572	GBP	365,545	05/21/08	9,227
United States Dollar	5,244,057	GBP	2,630,000	06/18/08	(32,484)
United States Dollar	4,470,705	GBP	2,260,000	06/18/08	7,680
United States Dollar	18,970,493	GBP	9,551,000	06/18/08	(44,360)
United States Dollar	32,514,272	GBP	16,338,140	06/18/08	(138,834)
United States Dollar	4,138,128	GBP	2,095,000	06/18/08	13,296
United States Dollar	47,973,348	GBP	23,980,000	06/18/08	(454,903)
United States Dollar	5,724,272	HUF	949,616,000	06/18/08	107,868
United States Dollar	2,813,845	HUF	490,200,000	06/18/08	196,755
United States Dollar	2,717,308	IDR	25,116,082,000	05/23/08	(2,658)
United States Dollar	2,046,026	ILS	7,265,000	06/18/08	78,492
United States Dollar	687,290	ILS	2,455,000	06/18/08	30,630
United States Dollar	7,841,634	INR	313,985,000	05/23/08	(106,661)
United States Dollar	2,611,256	ISK	182,189,000	06/18/08	(185,814)
United States Dollar	164,463	ISK	12,810,000	06/18/08	6,074
United States Dollar	851,398	JPY	87,694,023	05/21/08	(6,960)
United States Dollar	8,579,166	JPY	863,850,000	06/18/08	(247,413)
United States Dollar	4,068,849	JPY	402,600,000	06/18/08	(185,809)
United States Dollar	4,897,707	JPY	486,764,000	06/18/08	(202,913)
United States Dollar	2,651,004	JPY	269,220,000	06/18/08	(54,402)
United States Dollar	63,342,637	JPY	6,414,842,813	06/18/08	(1,472,073)
United States Dollar	36,661,085	JPY	3,716,438,000	06/18/08	(816,385)
United States Dollar	1,605,620	KRW	1,600,000,000	06/05/08	(11,134)
United States Dollar	10,087,501	KRW	9,850,830,000	06/18/08	(270,833)
United States Dollar	1,702,766	MXN	18,435,000	06/18/08	43,707
United States Dollar	4,953,038	MXN	53,325,000	06/18/08	98,802
United States Dollar	2,248,758	MXN	24,441,000	06/18/08	66,704
United States Dollar	371,303	MYR	1,180,000	06/18/08	1,926
United States Dollar	15,210,780	MYR	48,005,000	06/18/08	(27,013)
United States Dollar	1,724,794	MYR	5,440,000	06/18/08	(4,146)
United States Dollar	463,732	MYR	1,480,000	06/18/08	4,386
United States Dollar	1,468,691	NOK	7,515,000	06/18/08	893
United States Dollar	576,159	NOK	2,958,000	06/18/08	2,288
United States Dollar	1,571,266	NOK	7,825,000	06/18/08	(41,060)
United States Dollar	19,357,836	NOK	99,494,000	06/18/08	98,564
United States Dollar	8,522,367	NOK	43,824,323	06/18/08	47,633
United States Dollar	52,520,500	NOK	273,000,000	06/18/08	865,607
United States Dollar	10,859,710	NZD	13,860,000	06/18/08	(114,868)
United States Dollar	14,570,168	NZD	18,346,000	06/18/08	(347,593)
United States Dollar	21,904,675	NZD	27,636,383	06/18/08	(479,814)
United States Dollar	14,970,867	NZD	18,955,000	06/18/08	(276,171)
United States Dollar	889,680	PHP	37,500,000	05/23/08	(3,444)
United States Dollar	4,602,180	PLN	10,473,000	06/18/08	113,986
United States Dollar	1,136,218	PLN	2,655,000	06/18/08	59,373
United States Dollar	1,749,863	RON	4,147,000	06/18/08	(2,470)
United States Dollar	1,428,464	RUB	34,234,000	06/18/08	16,452
United States Dollar	6,926,094	RUB	167,750,000	06/18/08	154,140
United States Dollar	5,526,637	RUB	133,565,000	06/18/08	110,749
United States Dollar	3,857,217	SEK	23,235,000	06/18/08	13,606

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2008 (unaudited)

Forward foreign currency contracts — (concluded)

					Unrealized
	Contracts to	In		Maturity	appreciation
	deliver	exchange for		dates	(depreciation) ($)
United States Dollar	2,292,287	SEK	13,990,000	06/18/08	38,370
United States Dollar	10,176,998	SEK	61,301,000	06/18/08	35,410
United States Dollar	15,546,691	SEK	93,806,488	06/18/08	80,952
United States Dollar	3,265,481	SEK	20,120,000	06/18/08	86,400
United States Dollar	4,430,677	SEK	27,390,000	06/18/08	132,346
United States Dollar	3,021,155	SGD	4,163,000	06/18/08	55,343
United States Dollar	9,469,939	SGD	12,790,000	06/18/08	(18,003)
United States Dollar	9,333,587	SGD	12,825,000	06/18/08	144,214
United States Dollar	2,591,625	SKK	54,336,000	06/18/08	34,739
United States Dollar	6,161,927	TRY	8,021,000	06/18/08	15,153
United States Dollar	1,721,889	TRY	2,310,000	06/18/08	57,073
United States Dollar	2,320,000	TRY	3,074,000	06/18/08	47,329
United States Dollar	7,088,099	TWD	211,390,000	12/17/08	(17,396)
United States Dollar	1,951,543	ZAR	15,250,000	06/18/08	40,552
					(1,345,430)

Currency type abbreviations:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Columbian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	Great Britain Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
SKK	Slovakian Koruna
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2008 (unaudited)

Interest rate swaps(8)

			Rate type
	Notional amount (000)	Termination dates	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)		Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)
BRL	5,100	01/04/10	11.570	(15)	12.395		—	(48,371)	(48,371)
BRL	5,200	01/04/10	11.570	(15)	12.830		—	(32,248)	(32,248)
EUR	3,400	06/18/10	4.884	(16)	4.250		32,258	(19,844)	12,414
EUR	5,300	06/18/10	4.884	(16)	4.250		(14,979)	(30,933)	(45,912)
EUR	6,700	06/18/10	4.884	(16)	4.250		(23,751)	(39,105)	(62,856)
EUR	7,700	06/18/10	4.884	(16)	4.250		57,213	(44,941)	12,272
EUR	9,800	06/18/10	4.884	(16)	4.250		(5,713)	(57,198)	(62,911)
EUR	11,700	06/18/10	4.884	(16)	4.250		(34,577)	(68,287)	(102,864)
EUR	14,300	06/18/10	4.884	(16)	4.250		(4,968)	(83,462)	(88,430)
EUR	17,300	06/18/10	4.884	(16)	4.250		136,163	(100,972)	35,191
EUR	54,650	06/18/10	4.884	(16)	4.250		(579,801)	(318,966)	(898,767)
EUR	5,300	03/18/11	4.884	(16)	4.353		—	15,503	15,503
EUR	5,620	03/18/11	4.884	(16)	4.280		—	—	—
EUR	10,520	03/18/11	4.884	(16)	4.340		—	26,951	26,951
EUR	16,850	03/18/11	4.884	(16)	4.327		—	36,954	36,954
EUR	2,200	06/18/13	4.250		4.884	(16)	14,920	16,387	31,307
EUR	2,420	06/18/13	4.884	(16)	4.250		(54,639)	(18,025)	(72,664)
EUR	3,830	06/18/13	4.250		4.884	(16)	(42,441)	28,528	(13,913)
EUR	5,240	06/18/13	4.250		4.884	(16)	5,425	39,030	44,455
EUR	7,210	06/18/13	4.250		4.884	(16)	(60,758)	60,936	178
EUR	5,060	03/18/16	4.535		4.884	(16)	—	(51,345)	(51,345)
EUR	5,360	03/18/16	4.440		4.884	(16)	—	—	—
EUR	10,040	03/18/16	4.503		4.884	(16)	—	(73,343)	(73,343)
EUR	16,080	03/18/16	4.500		4.884	(16)	—	(113,181)	(113,181)
EUR	1,500	06/18/18	4.884	(16)	4.500		31,163	(14,949)	16,214
EUR	6,100	06/18/18	4.884	(16)	4.500		148,809	(60,791)	88,018
EUR	12,030	06/18/18	4.884	(16)	4.500		15,631	(119,889)	(104,258)
EUR	1,990	03/18/24	4.884	(16)	4.907		—	35,968	35,968
EUR	2,120	03/18/24	4.884	(16)	4.805		—	—	—
EUR	3,970	03/18/24	4.884	(16)	4.865		—	44,825	44,825
EUR	6,350	03/18/24	4.884	(16)	4.875		—	81,833	81,833
EUR	360	06/18/38	4.884	(16)	4.750		7,209	(4,610)	2,599
EUR	600	06/18/38	4.884	(16)	4.750		(10,148)	(7,683)	(17,831)
EUR	1,000	06/18/38	4.884	(16)	4.750		22,653	(12,805)	9,848
EUR	1,500	06/18/38	4.884	(16)	4.750		47,361	(19,208)	28,153
EUR	2,620	06/18/38	4.884	(16)	4.750		(55,473)	(63,574)	(119,047)
EUR	6,300	06/18/38	4.884	(16)	4.750		15,274	(80,675)	(65,401)
EUR	8,720	06/18/38	4.884	(16)	4.750		(91,690)	(111,664)	(203,354)
EUR	9,450	06/18/38	4.884	(16)	4.750		(262,706)	(121,012)	(383,718)
EUR	9,760	06/18/38	4.884	(16)	4.750		20,284	(124,981)	(104,697)
EUR	10,160	06/18/38	4.884	(16)	4.750		352,431	(130,104)	222,327
GBP	5	06/18/11	5.250		5.838	(17)	3	17	20
GBP	900	06/18/13	5.838	(17)	5.250		(4,852)	(657)	(5,509)
GBP	150	06/18/18	5.250		5.838	(17)	1,930	(2,651)	(721)
GBP	370	06/18/18	5.250		5.838	(17)	5,120	(5,140)	(20)
GBP	1,200	06/18/18	5.250		5.838	(17)	50,846	(21,208)	29,638
GBP	1,230	06/18/18	5.838	(17)	5.250		(49,164)	21,738	(27,426)
GBP	1,600	06/18/18	5.250		5.838	(17)	68,510	(28,277)	40,233

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2008 (unaudited)

Interest rate swaps(8) — (concluded)

			Rate type
	Notional amount (000)	Termination dates	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)		Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)
GBP	1,730	06/18/18	5.250		5.838	(17)	93,039	(30,575)	62,464
GBP	2,820	06/18/18	5.250		5.838	(17)	38,418	(49,839)	(11,421)
HUF	38,000	04/03/13	8.650	(18)	8.470		—	2,180	2,180
HUF	36,000	04/04/13	8.650	(18)	8.280		—	158	158
HUF	38,000	04/04/13	8.650	(18)	8.280		—	470	470
HUF	80,000	04/18/13	8.650	(18)	8.140		—	(813)	(813)
HUF	90,000	04/21/13	8.650	(18)	8.200		—	491	491
JPY	525,000	12/17/10	0.983	(19)	1.182		—	(2,226)	(2,226)
JPY	718,000	12/17/10	0.983	(19)	1.170		—	(4,734)	(4,734)
JPY	718,000	12/17/10	0.983	(19)	1.160		—	(6,087)	(6,087)
JPY	1,143,000	12/17/10	0.983	(19)	1.187		—	(3,770)	(3,770)
JPY	1,357,000	12/17/10	0.983	(19)	1.181		—	(6,086)	(6,086)
JPY	1,427,000	12/17/10	0.983	(19)	1.182		—	(6,050)	(6,050)
JPY	333,000	12/17/15	1.702		0.983	(19)	—	(21,536)	(21,536)
JPY	454,000	12/17/15	1.670		0.983	(19)	—	(20,118)	(20,118)
JPY	454,000	12/17/15	1.641		0.983	(19)	—	(11,709)	(11,709)
JPY	724,000	12/17/15	1.709		0.983	(19)	—	(49,809)	(49,809)
JPY	859,000	12/17/15	1.699		0.983	(19)	—	(53,811)	(53,811)
JPY	903,000	12/17/15	1.691		0.983	(19)	—	(51,814)	(51,814)
JPY	850,000	04/25/18	0.983	(19)	1.623		—	(89,122)	(89,122)
JPY	1,566,000	04/25/18	0.983	(19)	1.645		—	(134,681)	(134,681)
JPY	385,000	04/28/18	0.983	(19)	1.672		—	(23,837)	(23,837)
JPY	68,000	12/17/38	0.983	(19)	2.595		—	8,765	8,765
JPY	91,000	12/17/38	0.983	(19)	2.570		—	7,029	7,029
JPY	91,000	12/17/38	0.983	(19)	2.540		—	1,389	1,389
JPY	147,000	12/17/38	0.983	(19)	2.647		—	34,891	34,891
JPY	173,000	12/17/38	0.983	(19)	2.593		—	21,834	21,834
JPY	182,000	12/17/38	0.983	(19)	2.585		—	19,698	19,698
SEK	5,000	06/18/18	4.750		4.928	(20)	8,663	(6,105)	2,558
SEK	9,000	06/18/18	4.750		4.928	(20)	(15,124)	(65,786)	(80,910)
SEK	18,000	06/18/18	4.750		4.928	(20)	(17,203)	35,903	18,700
SEK	30,000	06/18/18	4.750		4.928	(20)	(16,321)	34,662	18,341
SEK	100,300	06/18/18	4.750		4.928	(20)	(74,078)	200,063	125,985
SEK	109,500	06/18/18	4.750		4.928	(20)	(33,068)	(133,691)	(166,759)
SEK	33,000	06/18/18	4.750		4.928	(20)	(78,801)	(40,290)	(119,091)
USD	38,900	11/17/10	4.315		2.850	(21)	—	(669,477)	(669,477)
USD	32,760	12/24/10	3.780		2.850	(21)	—	(190,837)	(190,837)
USD	9,750	12/29/10	4.000		2.850	(21)	—	(95,704)	(95,704)
USD	15,880	12/29/10	3.867		2.850	(21)	—	(116,223)	(116,223)
USD	31,890	01/07/11	3.658		2.850	(21)	—	(100,064)	(100,064)
USD	17,880	01/28/11	3.161		2.850	(21)	—	122,434	122,434
USD	5	06/18/13	4.500		2.850	(21)	186	(148)	38
USD	1,600	06/18/13	2.850	(21)	4.500		(14,667)	47,555	32,888
USD	12,500	06/18/13	4.500		2.850	(21)	391,000	(371,518)	19,482
USD	12,800	06/18/13	2.850	(21)	4.500		(64,960)	380,435	315,475
USD	29,100	06/18/13	2.850	(21)	4.500		(1,273,384)	864,894	(408,490)
USD	37,900	06/18/13	2.850	(21)	4.500		(1,589,000)	1,126,443	(462,557)
USD	7,500	06/18/15	5.000		2.850	(21)	435,362	(394,877)	40,485
USD	34,300	11/17/15	2.850	(21)	4.920		—	1,314,672	1,314,672
USD	28,600	12/24/15	2.850	(21)	4.520		—	350,000	350,000
USD	8,500	12/29/15	2.850	(21)	4.745		—	216,148	216,148
USD	13,900	12/29/15	2.850	(21)	4.630		—	258,485	258,485
USD	27,800	01/07/16	2.850	(21)	4.487		—	267,427	267,427
USD	15,500	01/28/16	2.850	(21)	4.224		—	(109,793)	(109,793)
USD	3,000	06/18/18	5.000		2.850	(21)	164,981	(145,006)	19,975

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2008 (unaudited)

Interest rate swaps(8) — (concluded)

			Rate type
	Notional amount (000)	Termination dates	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)		Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)
USD	5,700	06/18/18	2.850	(21)	5.000		(304,554)	275,511	(29,043)
USD	13,700	06/18/18	2.850	(21)	5.000		(606,016)	606,016	—
USD	14,900	06/18/18	2.850	(21)	5.000		(698,528)	720,195	21,667
USD	2,600	06/18/23	5.250		2.850	(21)	95,501	(164,049)	(68,548)
USD	3,200	06/18/23	5.250		2.850	(21)	177,659	(201,906)	(24,247)
USD	3,200	06/18/23	5.250		2.850	(21)	178,032	(201,906)	(23,874)
USD	3,400	06/18/23	5.250		2.850	(21)	207,400	(214,526)	(7,126)
USD	3,400	06/18/23	5.250		2.850	(21)	208,964	(214,526)	(5,562)
USD	5,400	06/18/23	5.250		2.850	(21)	281,259	(340,717)	(59,458)
USD	5,500	06/18/23	5.250		2.850	(21)	286,222	(347,027)	(60,805)
USD	10,900	06/18/23	5.250		2.850	(21)	900,199	(687,744)	212,455
USD	5,500	06/18/28	5.250		2.850	(21)	330,118	(338,924)	(8,806)
USD	7,500	06/18/28	2.850	(21)	5.250		(440,323)	462,169	21,846
USD	9,400	06/18/28	2.850	(21)	5.250		(286,294)	579,251	292,957
USD	13,300	06/18/28	5.250		2.850	(21)	728,921	(728,921)	—
USD	14,400	06/18/28	5.250		2.850	(21)	843,884	(887,364)	(43,480)
USD	1,090	06/18/38	5.250		2.850	(21)	45,545	(69,692)	(24,147)
USD	1,700	06/18/38	5.250		2.850	(21)	156,400	(108,694)	47,706
USD	2,000	06/18/38	5.250		2.850	(21)	81,212	(127,875)	(46,663)
USD	3,270	06/18/38	5.250		2.850	(21)	207,987	(209,076)	(1,089)
USD	6,500	06/18/38	5.250		2.850	(21)	168,446	(415,594)	(247,148)
USD	7,750	06/18/38	5.250		2.850	(21)	460,230	(495,516)	(35,286)
USD	11,900	06/18/38	5.250		2.850	(21)	786,335	(760,856)	25,479
USD	12,220	06/18/38	5.250		2.850	(21)	211,437	(781,316)	(569,879)
USD	13,090	06/18/38	5.250		2.850	(21)	495,777	(836,942)	(341,165)
USD	9,570	11/17/38	5.308		2.850	(21)	—	(604,924)	(604,924)
USD	7,850	12/24/38	5.010		2.850	(21)	—	(114,067)	(114,067)
USD	2,350	12/29/38	5.214		2.850	(21)	—	(108,356)	(108,356)
USD	3,830	12/29/38	5.120		2.850	(21)	—	(120,888)	(120,888)
USD	7,630	01/07/39	5.016		2.850	(21)	—	(112,784)	(112,784)
USD	4,260	01/28/39	4.939		2.850	(21)	—	(7,161)	(7,161)
							2,208,399	(5,869,748)	(3,661,349)

(15)

At the maturity date, the Portfolio will make or receive a payment depending on the movement of the Brazil CETIP (Central of Custody and Settlement of Private Bonds) Interbank Deposit Rate versus the fixed rate set at inception of the swap.

(16)	Rate based on 6 Month LIBOR (EUR on Interbank Offered Rate).
(17)	Rate based on 6 Month LIBOR (GBP on Interbank Offered Rate).
(18)	Rate based on 6 Month BUBOR (Budapest Interbank Offered Rate)
(19)	Rate based on 6 Month LIBOR (JPY on Interbank Offered Rate).
(20)	Rate based on 3 Month STIBOR (Stockholm Interbank Offered Rate).
(21)	Rate based on 3 Month LIBOR (London Interbank Offered Rate)

BRL	Brazilian Real
EUR	Euro
GBP	Great Britain Pound
HUF	Hungarian Forint
JPY	Japanese Yes
SEK	Swedish Krona
USD	US Dollar

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2008 (unaudited)

Credit default swaps(8)

			Rate type
	Notional amount (000)	Termination dates	Payments made by the Portfolio		Payments received by the Portfolio		Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)
USD	2,000	08/25/37	0.000	(22)	0.090		464,875	(700,600)	(235,725)
USD	28,000	06/20/13	1.550		0.000	(23)	460,780	(789,048)	(328,268)
							925,655	(1,489,648)	(563,993)

(22)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the bonds on the Asset Backed Securities Index.
(23)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the CDX North America Investment Grade Index.

USD	US Dollar

Total return swaps(8),(24)

Counterparty		Notional amount (000)	Termination dates	Value ($)	Unrealized appreciation (depreciation) ($)
Banc of America	USD	500	06/03/08	(2,385)	(2,385)
Citibank	USD	500	06/03/08	9,082	9,082
Banc of America	USD	1,000	06/03/08	(4,770)	(4,770)
JP Morgan	USD	2,000	06/03/08	(40,151)	(40,151)
Banc of America	USD	3,000	06/03/08	(14,310)	(14,310)
				(52,534)	(52,534)

(24)

The Portfolio receives payments based on any positive monthly duration adjusted return of the Banc of America CMBS AAA 10 Year Index. The Portfolio makes payments on any negative monthly duration adjusted return of such index.

USD	US Dollar

UBS PACE Select Advisors Trust

Schedule of investments – April 30, 2008 (unaudited)

Each Portfolio (except UBS PACE Money Market Investments) calculates its net asset value based on the current market value for its portfolio securities. The Portfolios normally obtain market values for their securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Securities listed on foreign stock exchanges (and certain related derivatives) may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. UBS PACE International Equity Investments, UBS PACE International Emerging Markets Equity Investments, UBS PACE Global Real Estate Securities Investments and UBS PACE Alternative Strategies Investments may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets (and certain related derivatives) in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value”, that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange (“NYSE”), the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments of the UBS PACE Money Market Investments Portfolio are valued using the amortized cost method of valuation. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of operations for a fiscal period.

Item 2.  Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)         The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS PACE Select Advisors Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	June 30, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	June 30, 2008